UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund -
Class K

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class K A	12.03%	2.84%	8.03%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Class K shares returned 12.03%, trailing the 13.34% gain of the Fidelity Balanced Hybrid Composite IndexSM, a hypothetical blend of the total returns of the S&P 500 and the Barclays® U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Disappointing stock selection hurt performance, although the negative impact was modestly offset by our overweighting in equities. The fund benefited the most from our fixed-income investments, including good picks and an underweighting in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. Looking at individual holdings, the biggest detractor was enterprise software firm Oracle, primarily due to positioning during the first half of the period. The stock declined sharply in December, due to concern about future earnings, and we sold it by period end. Our decision to not own telecom giant and benchmark component AT&T for nearly the entire period also detracted. We were concerned about the stock's valuation. Conversely, a sizable position in Apple was the fund's top individual contributor, as the company's iPad® tablet computer and iPhone® smartphone continued to define their respective categories, helping the stock maintain its run of strong performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Balanced	.59%
Actual		$ 1,000.00	$ 1,031.80	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.47%
Actual		$ 1,000.00	$ 1,032.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.3
QUALCOMM, Inc.	1.6	1.3
Microsoft Corp.	1.6	1.3
Exxon Mobil Corp.	1.5	0.9
Procter & Gamble Co.	1.4	1.4
	11.1
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	5.4
U.S. Treasury Obligations	5.1	10.0
Freddie Mac	2.7	2.6
Ginnie Mae	2.4	2.1
Wachovia Bank Commercial Mortgage Trust	0.4	0.0
	19.8
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.1	13.6
Financials	13.7	13.3
Energy	8.9	9.6
Health Care	8.1	7.4
Consumer Staples	7.9	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Stocks and Equity Futures 64.2%		Stocks and Equity Futures 62.8%
	Bonds 34.0%		Bonds 34.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	8.9%	** Foreign investments	13.1%

Percentages are adjusted for the effect of futures and swap contracts, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 63.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (e)	100,727	$ 4,812
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc.	713,097	9,420
Domino's Pizza, Inc.	819,931	29,058
Dunkin' Brands Group, Inc.	341,877	9,959
Icahn Enterprises LP rights (a)	290,524	0
McDonald's Corp.	757,421	67,782
Starbucks Corp.	1,086,917	53,922
Yum! Brands, Inc.	1,130,472	72,034
		242,175
Internet & Catalog Retail - 0.4%
Kayak Software Corp. (e)(f)	203,012	5,542
Priceline.com, Inc. (a)	111,242	67,254
		72,796
Media - 2.8%
Comcast Corp. Class A	6,618,603	221,922
DIRECTV (a)	1,641,196	85,490
Legend Pictures LLC (a)(p)(q)	8,571	9,164
News Corp. Class A	4,894,779	114,489
Sirius XM Radio, Inc. (a)	5,666,600	14,336
The Walt Disney Co.	2,541,497	125,728
		571,129
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,420,365	72,538
Specialty Retail - 1.5%
AutoZone, Inc. (a)	148,441	53,682
CarMax, Inc. (a)	261,919	8,012
Limited Brands, Inc.	550,498	26,754
Lowe's Companies, Inc.	4,013,003	114,290
TJX Companies, Inc.	2,170,980	99,409
		302,147
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	754,878	43,941
TOTAL CONSUMER DISCRETIONARY		1,309,538
CONSUMER STAPLES - 7.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	655,741	55,169
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	118,433	$ 8,129
Coca-Cola FEMSA SAB de CV sponsored ADR	30,925	3,774
Coca-Cola Icecek A/S	394,435	7,025
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	164,725	6,195
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,476,841	48,647
Diageo PLC sponsored ADR	494,843	54,047
Embotelladora Andina SA sponsored ADR	218,222	7,184
Molson Coors Brewing Co. Class B	628,844	28,009
Monster Beverage Corp. (a)	97,800	5,763
Pernod Ricard SA	344,150	37,084
Remy Cointreau SA	176,092	20,113
The Coca-Cola Co.	6,784,472	253,739
		534,878
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	3,242,038	147,675
Drogasil SA	434,400	4,595
Kroger Co.	801,453	17,856
Safeway, Inc.	278,105	4,352
Wal-Mart Stores, Inc.	394,834	28,665
Walgreen Co.	386,702	13,828
		216,971
Food Products - 0.5%
Bunge Ltd.	348,589	22,188
Green Mountain Coffee Roasters, Inc. (a)	168,876	4,105
Mead Johnson Nutrition Co. Class A	137,761	10,102
Nestle SA	338,708	21,056
Orion Corp.	5,168	4,194
Pilgrims Pride Corp.	748,200	3,980
Unilever NV (NY Reg.)	1,018,331	35,418
		101,043
Household Products - 1.6%
Colgate-Palmolive Co.	327,533	34,820
Procter & Gamble Co.	4,164,463	279,810
Spectrum Brands Holdings, Inc.	202,786	7,469
		322,099
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
L'Oreal SA	256,900	$ 31,583
Nu Skin Enterprises, Inc. Class A	281,363	11,674
		43,257
Tobacco - 1.3%
Altria Group, Inc.	543,295	18,450
British American Tobacco PLC sponsored ADR	2,088,001	218,697
Philip Morris International, Inc.	200,183	17,876
Souza Cruz SA	477,700	6,403
		261,426
TOTAL CONSUMER STAPLES		1,479,674
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	743,991	40,704
Ensco PLC Class A	823,839	47,264
Forum Energy Technologies, Inc.	341,364	8,080
Halliburton Co.	746,958	24,470
National Oilwell Varco, Inc.	1,061,248	83,626
Noble Corp.	1,087,208	41,466
Ocean Rig UDW, Inc. (United States)	455,396	7,619
Oceaneering International, Inc.	220,987	11,832
Oil States International, Inc. (a)	101,400	7,934
Schlumberger Ltd.	631,524	45,710
Vantage Drilling Co. (a)	4,677,101	7,109
		325,814
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	900,802	62,399
Apache Corp.	835,168	71,616
Cheniere Energy, Inc. (a)	193,100	2,850
Chevron Corp.	1,260,894	141,422
Cobalt International Energy, Inc. (a)	317,200	7,204
EQT Corp.	360,200	19,436
Exxon Mobil Corp.	3,618,457	315,891
Halcon Resources Corp. (q)	910,000	6,989
Hess Corp.	619,326	31,295
HollyFrontier Corp.	836,666	33,709
InterOil Corp. (a)(e)	310,031	24,660
Marathon Oil Corp.	2,036,593	56,658
Marathon Petroleum Corp.	1,189,088	61,535
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	325,965	$ 28,652
Northern Tier Energy LP Class A	458,700	8,394
Occidental Petroleum Corp.	1,038,752	88,304
Phillips 66	375,591	15,775
Royal Dutch Shell PLC Class B sponsored ADR (e)	1,233,621	89,055
Suncor Energy, Inc.	1,602,400	50,084
Williams Companies, Inc.	1,122,100	36,210
		1,152,138
TOTAL ENERGY		1,477,952
FINANCIALS - 9.3%
Capital Markets - 0.8%
BlackRock, Inc. Class A	275,742	48,633
E*TRADE Financial Corp. (a)	629,301	5,393
Evercore Partners, Inc. Class A	275,200	6,797
ICAP PLC	923,400	4,658
Invesco Ltd.	903,982	21,406
Morgan Stanley	1,163,200	17,448
State Street Corp.	563,918	23,459
TD Ameritrade Holding Corp.	904,736	15,480
The Blackstone Group LP	1,026,000	13,841
UBS AG	647,930	7,229
		164,344
Commercial Banks - 2.2%
CIT Group, Inc. (a)	708,926	26,769
Comerica, Inc.	1,107,648	34,016
Credit Agricole SA (a)	924,624	5,394
FirstMerit Corp.	318,698	5,000
Huntington Bancshares, Inc.	4,733,054	31,238
Lloyds Banking Group PLC (a)	7,606,900	4,014
M&T Bank Corp.	314,819	27,358
Synovus Financial Corp. (e)	4,461,120	9,279
U.S. Bancorp	7,141,743	238,606
Wells Fargo & Co.	2,356,876	80,204
		461,878
Consumer Finance - 1.5%
Capital One Financial Corp.	4,019,745	227,236
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	364,652	$ 14,123
SLM Corp.	4,030,734	63,484
		304,843
Diversified Financial Services - 1.7%
African Bank Investments Ltd.	692,111	2,677
Bank of America Corp.	3,429,996	27,406
Citigroup, Inc.	5,059,146	150,307
JPMorgan Chase & Co.	4,570,385	169,744
NBH Holdings Corp. Class A (a)(g)	576,500	10,233
		360,367
Insurance - 1.9%
ACE Ltd.	494,636	36,470
Amlin PLC	1,942,409	11,893
Berkshire Hathaway, Inc.:
Class A (a)	234	29,615
Class B (a)	486,868	41,062
Fairfax Financial Holdings Ltd. (sub. vtg.)	71,900	27,073
Hartford Financial Services Group, Inc.	1,013,400	18,170
MetLife, Inc.	2,833,406	96,704
Prudential Financial, Inc.	178,800	9,746
The Travelers Companies, Inc.	1,037,039	67,138
Torchmark Corp.	494,632	25,315
Validus Holdings Ltd.	952,465	31,917
		395,103
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,162,045	81,808
Camden Property Trust (SBI)	303,775	21,091
Equity Lifestyle Properties, Inc.	288,929	19,867
Home Properties, Inc.	29,800	1,903
Japan Retail Fund Investment Corp.	3,499	5,991
Sun Communities, Inc.	280,526	12,851
The Macerich Co.	685,541	40,838
		184,349
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,001,417	51,496
TOTAL FINANCIALS		1,922,380
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.5%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	132,137	$ 14,166
Amgen, Inc.	2,040,855	171,269
Biogen Idec, Inc. (a)	539,608	79,101
BioMarin Pharmaceutical, Inc. (a)	596,287	22,265
CSL Ltd.	293,502	13,473
CSL Ltd. ADR	379,200	8,691
Gilead Sciences, Inc. (a)	2,149,093	123,981
Onyx Pharmaceuticals, Inc. (a)	415,782	29,903
Theravance, Inc. (a)	198,850	5,303
		468,152
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	380,956	37,376
Covidien PLC	1,241,865	69,607
Edwards Lifesciences Corp. (a)	528,081	53,922
Quidel Corp. (a)(e)	1,317,147	21,390
The Cooper Companies, Inc.	406,065	34,049
		216,344
Health Care Providers & Services - 1.3%
Catamaran Corp. (a)	165,961	14,405
CIGNA Corp.	816,351	37,364
Express Scripts Holding Co. (a)	402,065	25,177
Henry Schein, Inc. (a)	715,654	54,969
McKesson Corp.	373,348	32,522
Omnicare, Inc.	341,802	11,068
UnitedHealth Group, Inc.	1,782,107	96,768
WellPoint, Inc.	88,200	5,281
		277,554
Pharmaceuticals - 2.9%
Allergan, Inc.	770,565	66,369
Eli Lilly & Co.	380,900	17,106
GlaxoSmithKline PLC sponsored ADR	553,190	25,165
Merck & Co., Inc.	2,594,840	111,708
Optimer Pharmaceuticals, Inc. (a)	568,104	8,539
Pfizer, Inc.	11,662,658	278,271
Sanofi SA sponsored ADR	590,703	24,189
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,099,375	56,288
		587,635
TOTAL HEALTH CARE		1,549,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,388,553	$ 81,161
MTU Aero Engines Holdings AG	218,364	16,664
Precision Castparts Corp.	334,903	53,946
Raytheon Co.	683,637	38,639
Textron, Inc.	2,095,158	55,983
The Boeing Co.	899,838	64,248
United Technologies Corp.	1,099,534	87,798
		398,439
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	1,230,637	90,833
Building Products - 0.5%
Armstrong World Industries, Inc.	660,746	29,053
Owens Corning (a)	1,469,438	49,020
Quanex Building Products Corp.	947,855	16,587
		94,660
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	347,149	31,771
Electrical Equipment - 0.4%
Regal-Beloit Corp.	633,339	43,105
Roper Industries, Inc.	350,067	35,983
		79,088
Industrial Conglomerates - 1.8%
Danaher Corp.	1,396,974	74,836
General Electric Co.	12,219,400	253,064
Tyco International Ltd.	804,119	45,336
		373,236
Machinery - 0.6%
Caterpillar, Inc.	205,413	17,528
Cummins, Inc.	441,167	42,842
Fiat Industrial SpA	675,197	6,798
Illinois Tool Works, Inc.	763,773	45,284
		112,452
Road & Rail - 0.7%
CSX Corp.	1,922,124	43,171
J.B. Hunt Transport Services, Inc.	191,549	10,045
Union Pacific Corp.	807,500	98,063
		151,279
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	95,800	$ 19,731
TOTAL INDUSTRIALS		1,351,489
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	677,252	12,929
ADTRAN, Inc.	1,098,668	22,292
Finisar Corp. (a)	983,487	13,513
Juniper Networks, Inc. (a)	2,780,146	48,486
NETGEAR, Inc. (a)	322,578	11,797
QUALCOMM, Inc.	5,382,555	330,812
Riverbed Technology, Inc. (a)	616,612	12,326
		452,155
Computers & Peripherals - 5.4%
Apple, Inc.	1,541,738	1,025,622
NetApp, Inc. (a)	157,707	5,444
SanDisk Corp. (a)	1,988,456	81,964
		1,113,030
Electronic Equipment & Components - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,180,000	28,884
Jabil Circuit, Inc.	1,846,550	42,064
Uni-Pixel Inc. (a)	90,300	545
		71,493
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	965,144	7,702
eBay, Inc. (a)	1,081,464	51,337
Facebook, Inc. Class A	856,127	15,479
Google, Inc. Class A (a)	135,830	93,056
Mail.ru Group Ltd.:
GDR (g)	391,234	12,821
GDR (Reg. S)	195,272	6,399
VeriSign, Inc. (a)	337,918	16,112
		202,906
IT Services - 0.0%
Accenture PLC Class A	32,270	1,988
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	3,381,391	134,376
ARM Holdings PLC sponsored ADR	641,300	17,469
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASAT Holdings Ltd. (a)	88,719	$ 0
ASML Holding NV	501,249	28,456
Avago Technologies Ltd.	1,928,985	70,543
Dialog Semiconductor PLC (a)	384,898	8,286
Fairchild Semiconductor International, Inc. (a)	841,711	12,222
International Rectifier Corp. (a)	676,289	11,774
Maxim Integrated Products, Inc.	1,194,297	32,413
Micron Technology, Inc. (a)	7,144,995	44,370
NXP Semiconductors NV (a)	1,327,116	30,948
ON Semiconductor Corp. (a)	2,754,511	17,161
PMC-Sierra, Inc. (a)	2,578,085	15,082
RF Micro Devices, Inc. (a)	4,914,586	18,430
Rubicon Technology, Inc. (a)(e)	123,185	1,037
Skyworks Solutions, Inc. (a)	1,141,255	34,763
		477,330
Software - 2.6%
Check Point Software Technologies Ltd. (a)	1,096,779	50,551
Citrix Systems, Inc. (a)	1,544,850	120,019
Microsoft Corp.	10,609,586	326,987
Sourcefire, Inc. (a)	158,833	8,242
VMware, Inc. Class A (a)	226,267	20,147
		525,946
TOTAL INFORMATION TECHNOLOGY		2,844,848
MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	647,168	53,443
E.I. du Pont de Nemours & Co.	1,381,887	68,749
Eastman Chemical Co.	627,953	34,701
Ecolab, Inc.	494,778	31,681
LyondellBasell Industries NV Class A	491,016	23,981
Sherwin-Williams Co.	299,779	42,892
Sigma Aldrich Corp.	389,450	27,663
		283,110
Containers & Packaging - 0.3%
Ball Corp.	669,211	28,221
Rock-Tenn Co. Class A	470,505	31,416
		59,637
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
First Quantum Minerals Ltd. (e)	1,466,705	$ 28,255
Goldcorp, Inc.	765,897	31,444
Turquoise Hill Resources Ltd. (a)	1,893,665	15,215
		74,914
TOTAL MATERIALS		417,661
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,892,026	69,324
CenturyLink, Inc.	1,777,204	75,105
Verizon Communications, Inc.	2,232,168	95,849
		240,278
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	442,894	26,476
Sprint Nextel Corp. (a)	9,026,777	43,780
		70,256
TOTAL TELECOMMUNICATION SERVICES		310,534
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	417,924	17,967
Duke Energy Corp.	1,406,380	91,105
Edison International	1,547,007	67,743
FirstEnergy Corp.	1,320,436	57,703
NextEra Energy, Inc.	926,475	62,361
		296,879
Gas Utilities - 0.0%
ONEOK, Inc.	184,456	8,214
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	243,000	5,186
The AES Corp.	2,731,715	31,114
		36,300
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,386,952	28,280
NiSource, Inc.	698,474	17,001
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	592,029	$ 25,700
Sempra Energy	750,345	49,673
		120,654
TOTAL UTILITIES		462,047
TOTAL COMMON STOCKS (Cost $10,748,046)		13,125,808
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (q)	893,724	6,429
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,519)		6,429
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (g)	$ 20,636	20,903
Volkswagen International Finance NV 2.375% 3/22/17 (g)	10,000	10,328
		31,231
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,762
Comcast Corp.:
4.65% 7/15/42	5,049	5,392
5.15% 3/1/20	644	767
6.4% 3/1/40	6,097	8,023
COX Communications, Inc. 4.625% 6/1/13	3,612	3,720
Discovery Communications LLC 3.7% 6/1/15	5,116	5,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
5.15% 4/30/20	$ 7,276	$ 8,592
6.4% 4/30/40	6,271	8,138
News America Holdings, Inc. 7.75% 12/1/45	8,630	11,735
News America, Inc. 6.15% 2/15/41	9,222	11,348
Time Warner Cable, Inc.:
4.5% 9/15/42	5,093	5,071
5.5% 9/1/41	13,538	15,346
6.2% 7/1/13	2,729	2,854
6.75% 7/1/18	1,378	1,724
Time Warner, Inc.:
5.875% 11/15/16	4,125	4,884
6.2% 3/15/40	3,821	4,697
6.5% 11/15/36	2,758	3,449
		107,987
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	824
TOTAL CONSUMER DISCRETIONARY		140,042
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,331	1,359
3.25% 5/15/22	1,578	1,636
Diageo Capital PLC 5.2% 1/30/13	4,139	4,219
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,811
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,840
5.875% 1/15/36	6,416	7,676
6.375% 6/15/14	482	527
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	5,490	5,958
		27,026
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	695
Kraft Foods, Inc.:
6.5% 2/9/40	3,854	5,316
6.75% 2/19/14	436	474
		6,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	$ 4,604	$ 4,591
4.25% 8/9/42	4,604	4,500
9.7% 11/10/18	16,451	23,620
Philip Morris International, Inc. 1.125% 8/21/17	24,419	24,374
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,223
7.25% 6/15/37	7,569	9,708
		71,016
TOTAL CONSUMER STAPLES		104,527
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,554	6,949
5.35% 3/15/20 (g)	6,637	7,281
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,099
5% 10/1/21	2,791	3,050
6.5% 4/1/20	1,091	1,287
Transocean, Inc.:
5.05% 12/15/16	4,522	5,009
6.375% 12/15/21	5,971	7,198
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,130
5.15% 3/15/13	2,673	2,730
		43,733
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	830
6.375% 9/15/17	13,514	16,161
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,282	5,380
Duke Capital LLC 6.25% 2/15/13	809	829
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,435	1,545
6.45% 11/3/36 (g)	6,493	7,497
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,258
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,264
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,644
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 715	$ 783
5.65% 4/1/13	563	577
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	382
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,837
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,430
Motiva Enterprises LLC 6.85% 1/15/40 (g)	4,294	5,662
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,944
Nexen, Inc. 5.2% 3/10/15	1,067	1,161
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,293
7.875% 3/15/19	7,382	9,153
Petroleos Mexicanos:
4.875% 1/24/22 (g)	1,430	1,605
5.5% 1/21/21	7,423	8,666
5.5% 6/27/44 (g)	6,720	7,308
6% 3/5/20	952	1,135
6.5% 6/2/41 (g)	8,760	10,884
Phillips 66:
4.3% 4/1/22 (g)	6,038	6,580
5.875% 5/1/42 (g)	5,485	6,484
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,381	3,575
3.95% 9/15/15	149	161
4.25% 9/1/12	718	718
6.125% 1/15/17	1,940	2,301
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,472
5.5% 9/30/14 (g)	5,137	5,535
5.832% 9/30/16 (g)	1,121	1,222
6.332% 9/30/27 (g)	5,910	6,988
6.75% 9/30/19 (g)	3,177	3,939
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,289
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	571
Spectra Energy Capital, LLC 5.65% 3/1/20	455	525
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,352
4.6% 6/15/21	1,733	1,882
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	$ 4,215	$ 4,457
Western Gas Partners LP 5.375% 6/1/21	7,979	8,862
		177,654
TOTAL ENERGY		221,387
FINANCIALS - 3.2%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	3,840	4,063
Goldman Sachs Group, Inc.:
5.95% 1/18/18	4,684	5,269
6.15% 4/1/18	1,671	1,900
Lazard Group LLC:
6.85% 6/15/17	4,528	5,108
7.125% 5/15/15	1,616	1,773
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	5,110	5,138
6.4% 8/28/17	4,179	4,749
Morgan Stanley:
5.5% 7/28/21	7,030	7,212
5.625% 9/23/19	1,795	1,858
5.75% 1/25/21	2,403	2,483
7.3% 5/13/19	6,528	7,367
		46,920
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	8,427	9,173
BB&T Corp. 3.95% 3/22/22	6,787	7,330
Credit Suisse New York Branch 6% 2/15/18	15,195	16,877
Discover Bank:
7% 4/15/20	3,831	4,509
8.7% 11/18/19	2,425	3,070
Fifth Third Bancorp:
4.5% 6/1/18	584	634
8.25% 3/1/38	4,070	5,690
Fifth Third Bank 4.75% 2/1/15	951	1,014
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	4,393	4,393
HBOS PLC 6.75% 5/21/18 (g)	560	553
HSBC Holdings PLC 4% 3/30/22	5,850	6,276
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,278
JPMorgan Chase Bank 6% 10/1/17	2,460	2,897
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,765	$ 3,092
5.8% 7/1/14	5,776	6,190
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,840
5% 1/17/17	9,004	10,094
5.25% 9/4/12	2,221	2,221
Regions Bank:
6.45% 6/26/37	9,201	9,213
7.5% 5/15/18	3,852	4,488
Regions Financial Corp.:
5.75% 6/15/15	1,443	1,533
7.75% 11/10/14	6,740	7,466
UnionBanCal Corp. 5.25% 12/16/13	777	813
Wachovia Corp.:
5.625% 10/15/16	3,991	4,596
5.75% 6/15/17	2,371	2,830
Wells Fargo & Co. 3.676% 6/15/16	3,236	3,521
		124,591
Consumer Finance - 0.4%
Capital One Financial Corp. 2.15% 3/23/15	20,318	20,810
Discover Financial Services:
5.2% 4/27/22	1,290	1,372
6.45% 6/12/17	12,103	13,712
Ford Motor Credit Co. LLC 2.5% 1/15/16	16,000	16,005
General Electric Capital Corp. 5.625% 9/15/17	15,752	18,615
HSBC USA, Inc. 2.375% 2/13/15	8,675	8,889
		79,403
Diversified Financial Services - 0.5%
Bank of America Corp.:
3.875% 3/22/17	7,618	8,027
5.65% 5/1/18	1,270	1,419
5.7% 1/24/22	12,760	14,439
5.75% 12/1/17	11,990	13,408
5.875% 2/7/42	5,117	5,815
BP Capital Markets PLC:
3.625% 5/8/14	4,599	4,828
4.5% 10/1/20	961	1,119
4.742% 3/11/21	6,000	7,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 4,813	$ 4,957
Citigroup, Inc.:
2.25% 8/7/15	5,000	5,043
4.75% 5/19/15	11,282	12,112
6.125% 5/15/18	1,701	1,973
6.5% 8/19/13	19,655	20,671
JPMorgan Chase & Co. 3.15% 7/5/16	10,650	11,276
TECO Finance, Inc. 4% 3/15/16	1,828	1,982
		114,113
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,028
4.875% 6/1/22	3,000	3,272
Aon Corp.:
3.125% 5/27/16	4,391	4,638
3.5% 9/30/15	3,180	3,353
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	486
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	1,750	1,785
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	11,774	12,663
5.375% 3/15/17	287	314
6.625% 4/15/42	9,968	11,222
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	8,953
6.5% 3/15/35 (g)	1,315	1,412
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	5,008
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,078
MetLife, Inc.:
5% 6/15/15	941	1,045
6.75% 6/1/16	5,158	6,169
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	464
5.125% 6/10/14 (g)	4,625	4,972
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,647
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,329
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,566
Pacific LifeCorp 6% 2/10/20 (g)	5,390	6,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.875% 1/14/15	$ 5,340	$ 5,663
5.15% 1/15/13	2,934	2,982
6.2% 11/15/40	2,535	2,989
7.375% 6/15/19	2,520	3,173
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,479
Unum Group:
5.625% 9/15/20	3,667	4,051
5.75% 8/15/42	5,242	5,405
7.125% 9/30/16	869	1,012
		137,160
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	2,029
AvalonBay Communities, Inc. 4.95% 3/15/13	296	302
Boston Properties, Inc. 3.85% 2/1/23	4,358	4,562
BRE Properties, Inc. 5.5% 3/15/17	977	1,109
Camden Property Trust:
5.375% 12/15/13	3,103	3,257
5.875% 11/30/12	542	548
DDR Corp. 4.625% 7/15/22	2,262	2,346
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,964	6,393
7.5% 4/1/17	4,622	5,411
Duke Realty LP:
4.375% 6/15/22	3,546	3,707
4.625% 5/15/13	967	987
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,372
6.75% 3/15/20	560	675
8.25% 8/15/19	2,489	3,148
Equity One, Inc.:
5.375% 10/15/15	948	1,023
6% 9/15/17	717	798
6.25% 12/15/14	1,000	1,084
6.25% 1/15/17	399	445
Federal Realty Investment Trust:
5.4% 12/1/13	355	373
5.9% 4/1/20	1,860	2,227
6.2% 1/15/17	501	583
HCP, Inc. 3.15% 8/1/22	7,000	6,835
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 4.125% 4/1/19	$ 13,700	$ 14,415
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,818
6.25% 6/15/17	996	1,093
6.65% 1/15/18	676	750
Washington (REIT) 5.25% 1/15/14	476	497
		70,610
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,160
BioMed Realty LP:
3.85% 4/15/16	7,000	7,316
4.25% 7/15/22	2,970	3,100
6.125% 4/15/20	2,467	2,878
Brandywine Operating Partnership LP 5.7% 5/1/17	129	141
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,866
5.25% 3/15/21	4,138	4,570
ERP Operating LP:
4.625% 12/15/21	12,970	14,876
4.75% 7/15/20	5,288	5,990
5.5% 10/1/12	382	383
5.75% 6/15/17	2,042	2,406
Liberty Property LP:
4.125% 6/15/22	3,041	3,156
4.75% 10/1/20	7,482	8,153
5.125% 3/2/15	1,229	1,320
5.5% 12/15/16	1,772	1,987
Mack-Cali Realty LP:
4.5% 4/18/22	1,907	2,021
7.75% 8/15/19	1,036	1,273
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,167
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,258	2,304
5.5% 1/15/14 (g)	816	836
5.7% 4/15/17 (g)	1,991	2,082
Regency Centers LP:
4.95% 4/15/14	494	518
5.25% 8/1/15	1,725	1,878
5.875% 6/15/17	877	1,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,640	$ 2,816
6.75% 5/15/14	5,698	6,163
Tanger Properties LP:
6.125% 6/1/20	9,256	10,984
6.15% 11/15/15	1,254	1,400
		98,752
TOTAL FINANCIALS		671,549
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	17,224	18,836
Celgene Corp. 2.45% 10/15/15	907	939
		19,775
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc.:
4.75% 11/15/21 (g)	10,952	12,640
6.125% 11/15/41 (g)	5,466	7,131
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,652
6.3% 8/15/14	2,925	3,170
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,175
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,820
4.125% 9/15/20	5,031	5,468
		34,056
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,133
TOTAL HEALTH CARE		54,964
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	892
6.375% 6/1/19 (g)	5,000	5,971
		6,863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,631	$ 2,775
6.9% 7/2/19	798	863
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,522	1,591
8.36% 1/20/19	1,259	1,366
		6,595
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	18,995	20,003
5.05% 3/1/41	8,624	9,904
Norfolk Southern Corp. 3% 4/1/22	13,653	14,156
		44,063
TOTAL INDUSTRIALS		57,521
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,940
6% 10/1/12	4,552	4,570
6.55% 10/1/17	1,119	1,353
		9,863
Office Electronics - 0.1%
Xerox Corp.:
1.8679% 9/13/13 (m)	10,110	10,180
4.25% 2/15/15	545	580
4.5% 5/15/21	2,447	2,572
		13,332
TOTAL INFORMATION TECHNOLOGY		23,195
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	10,939	12,139
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,388
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,433
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	$ 6,889	$ 7,434
6.375% 11/30/12 (g)	1,618	1,637
Vale Overseas Ltd.:
4.375% 1/11/22	6,000	6,154
6.25% 1/23/17	2,726	3,125
		19,783
TOTAL MATERIALS		34,310
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.8% 5/15/36	9,241	12,642
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,574
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,671
6.45% 6/15/21	3,263	3,644
7.6% 9/15/39	1,011	1,046
Embarq Corp. 7.995% 6/1/36	3,741	4,142
Telefonica Emisiones SAU 5.462% 2/16/21	4,994	4,594
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,341
6.25% 4/1/37	4,611	6,123
		40,777
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 3/30/15	1,082	1,155
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	3,616	3,696
5.875% 10/1/19	8,810	10,362
6.35% 3/15/40	2,500	2,945
Vodafone Group PLC 5% 12/16/13	2,696	2,849
		21,007
TOTAL TELECOMMUNICATION SERVICES		61,784
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	393
AmerenUE 6.4% 6/15/17	3,507	4,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 4,829	$ 5,092
Duke Capital LLC 5.668% 8/15/14	2,413	2,601
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,410	6,106
6.4% 9/15/20 (g)	10,602	12,253
Edison International 3.75% 9/15/17	4,275	4,571
Enel Finance International SA 5.7% 1/15/13 (g)	305	308
FirstEnergy Corp. 7.375% 11/15/31	9,223	12,171
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,920
6.05% 8/15/21	6,625	7,372
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	5,050
3.75% 11/15/20	984	1,019
Nevada Power Co.:
6.5% 5/15/18	5,290	6,602
6.5% 8/1/18	1,844	2,312
Pennsylvania Electric Co. 6.05% 9/1/17	618	710
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,870
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,909
		79,468
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	420
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,533
		2,953
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,777
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.7606% 9/30/66 (m)	13,426	12,223
7.5% 6/30/66 (m)	3,828	4,139
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,239
6.5% 9/15/37	3,287	4,491
National Grid PLC 6.3% 8/1/16	407	470
NiSource Finance Corp.:
4.45% 12/1/21	2,779	3,007
5.25% 9/15/17	682	786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43	$ 4,557	$ 5,046
5.4% 7/15/14	6,582	7,075
5.45% 9/15/20	980	1,120
5.8% 2/1/42	3,785	4,503
6.4% 3/15/18	1,557	1,864
6.8% 1/15/19	4,065	4,874
Sempra Energy 2.3% 4/1/17	7,119	7,446
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,554	3,763
		64,046
TOTAL UTILITIES		148,244
TOTAL NONCONVERTIBLE BONDS (Cost $1,363,957)		1,517,523
U.S. Government and Government Agency Obligations - 4.9%

U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	129,548	142,315
2.125% 2/15/41	44,924	66,568
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		208,883
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (i)	6,110	6,109
U.S. Treasury Bonds 3% 5/15/42	83,902	89,801
U.S. Treasury Notes:
0.5% 7/31/17	151,500	150,896
0.75% 6/30/17 (j)	40,000	40,338
0.875% 7/31/19	175,011	173,712
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 8/31/19	$ 195,000	$ 194,985
1.625% 8/15/22	155,000	156,017
TOTAL U.S. TREASURY OBLIGATIONS		811,858
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $990,501)		1,020,741
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 7.2%
2.558% 6/1/36 (m)	181	194
2.777% 7/1/37 (m)	544	585
3% 4/1/27 to 8/1/42	30,176	31,504
3% 9/1/27 (h)	9,100	9,603
3% 9/1/27 (h)	9,300	9,814
3% 9/1/27 (h)	8,000	8,442
3% 9/1/42 (h)	700	726
3% 9/1/42 (h)	195,900	203,280
3% 9/1/42 (h)	11,300	11,726
3% 9/1/42 (h)	184,600	191,554
3% 10/1/42 (h)	135,900	140,487
3.5% 1/1/21 to 8/1/42	25,483	27,231
3.5% 9/1/27 (h)	4,000	4,253
3.5% 7/1/42	84	90
3.5% 7/1/42	122	130
3.5% 8/1/42	156	167
3.5% 8/1/42	144	154
3.5% 9/1/42 (h)	268,800	285,012
3.5% 9/1/42 (h)	3,700	3,923
3.5% 9/1/42 (h)	7,300	7,740
4% 9/1/26 to 4/1/42	43,345	46,757
4% 9/1/41	132	142
4% 9/1/42 (h)	77,000	82,570
4.5% 6/1/18 to 7/1/41	31,845	34,882
4.5% 9/1/42 (h)	69,000	74,682
4.5% 9/1/42 (h)	5,600	6,061
5% 12/1/25 to 5/1/40	35,141	38,607
5% 9/1/42 (h)	1,300	1,420
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/42 (h)	$ 500	$ 546
5% 9/1/42 (h)	52,000	56,794
5.5% 9/1/24 to 3/1/40	40,142	44,126
5.5% 9/1/42 (h)	60,000	65,845
6% 6/1/35 to 4/1/40	52,455	57,935
6% 9/1/42 (h)	40,000	44,078
TOTAL FANNIE MAE		1,491,060
Freddie Mac - 0.8%
3.454% 10/1/35 (m)	259	278
3.5% 4/1/32 to 4/1/42	9,965	10,669
4% 6/1/24 to 11/1/41	16,220	17,650
4% 9/1/41	870	946
4% 9/1/42 (h)	23,000	24,606
4.5% 7/1/25 to 10/1/41	45,001	48,942
5% 3/1/19 to 9/1/40	29,059	31,672
5.5% 1/1/28 to 3/1/40	20,160	21,973
6% 7/1/37 to 8/1/37	1,077	1,185
6.5% 3/1/36	1,330	1,504
TOTAL FREDDIE MAC		159,425
Ginnie Mae - 0.8%
3% 10/1/42 (h)	11,300	11,837
3.5% 11/15/41 to 3/15/42	10,016	10,859
3.5% 9/1/42 (h)	1,200	1,299
4% 1/15/25 to 11/15/41	28,145	30,737
4.5% 5/15/39 to 4/15/41	53,616	59,455
5% 3/15/39 to 9/15/41	24,680	27,630
5.5% 12/15/31 to 1/15/39	1,304	1,460
6% 2/15/34 to 9/20/38	13,321	15,050
TOTAL GINNIE MAE		158,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,790,231)		1,808,812
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (m)	$ 1,086	$ 836
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (m)	424	346
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (m)	89	85
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	688	7
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	32,660	32,719
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (m)	85	64
Series 2004-R2 Class M3, 0.7855% 4/25/34 (m)	120	47
Series 2005-R2 Class M1, 0.6855% 4/25/35 (m)	2,266	2,030
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (m)	53	42
Series 2004-W11 Class M2, 0.9355% 11/25/34 (m)	616	433
Series 2004-W7 Class M1, 0.7855% 5/25/34 (m)	1,600	1,136
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (m)	1,429	432
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (m)	2,575	2,120
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (m)	64	0*
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(g)(m)	6,960	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (g)(m)	138	125
Class B, 0.987% 7/20/39 (g)(m)	290	130
Class C, 1.337% 7/20/39 (g)(m)	372	6
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (m)	1,978	788
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5055% 10/25/35 (m)	447	445
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (m)	129	128
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (m)	175	80
Series 2004-4 Class M2, 1.0305% 6/25/34 (m)	645	371
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (m)	43	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (m)	319	197
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0605% 3/25/34 (m)	$ 25	$ 10
Series 2006-FF14 Class A2, 0.2955% 10/25/36 (m)	462	457
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (m)	1,041	325
Class M4, 1.2555% 1/25/35 (m)	399	53
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (g)(m)	3,122	1,284
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	624	602
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (g)(m)	216	203
Series 2006-2A:
Class A, 0.4195% 11/15/34 (g)(m)	1,457	1,254
Class B, 0.5195% 11/15/34 (g)(m)	526	364
Class C, 0.6195% 11/15/34 (g)(m)	874	498
Class D, 0.9895% 11/15/34 (g)(m)	332	103
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (g)(m)	1,540	1,481
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (m)	376	293
Series 2003-3 Class M1, 1.5255% 8/25/33 (m)	745	623
Series 2003-5 Class A2, 0.9355% 12/25/33 (m)	36	30
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (m)	1,642	549
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (m)	3,185	44
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (m)	1,641	1,507
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (m)	570	512
Series 2006-A Class 2C, 1.6106% 3/27/42 (m)	2,909	138
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	9	9
Class C, 5.691% 10/20/28 (g)	4	4
Class D, 6.01% 10/20/28 (g)	48	49
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (m)	861	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (m)	163	104
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (m)	506	336
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (m)	1,582	1,428
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (m)	2,995	2,411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (m)	$ 63	$ 50
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (m)	439	264
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (m)	457	54
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,638	21
Series 2006-4 Class D, 1.3355% 5/25/32 (m)	2,225	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (m)	1,566	1,012
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(g)(m)	621	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(g)(m)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (m)	585	255
Class M4, 1.6855% 9/25/34 (m)	750	170
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (m)	1,620	926
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (m)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (m)	1,392	1,009
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (g)(m)	444	434
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (m)	1,396	845
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (m)	70	24
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	475	487
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (m)	32	29
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (g)(m)	2,177	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (g)(m)	1,964	1,296
TOTAL ASSET-BACKED SECURITIES (Cost $60,917)		64,180
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (g)(m)(o)	27,699	979
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (m)	1,962	1,689
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	616
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (g)(m)	8	8
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (m)	1,183	1,139
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (g)(m)	6,713	6,545
Series 2006-3 Class M2, 0.517% 12/20/54 (m)	5,460	4,750
Series 2006-4:
Class B1, 0.417% 12/20/54 (m)	4,556	4,157
Class M1, 0.577% 12/20/54 (m)	1,198	1,042
Series 2007-1:
Class 1B1, 0.377% 12/20/54 (m)	4,650	4,243
Class 1M1, 0.537% 12/20/54 (m)	1,611	1,402
Class 2M1, 0.737% 12/20/54 (m)	2,067	1,798
Series 2007-2 Class 2C1, 1.098% 12/17/54 (m)	2,864	2,162
sequential payer Series 2006-3 Class B2, 0.407% 12/20/54 (m)	5,461	4,983
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (m)	472	374
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,532	1,620
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (m)	1,956	1,506
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	682
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (m)	$ 848	$ 543
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (m)	1,476	1,158
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (m)	2,048	1,665
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (g)(m)	1,153	919
Class B6, 3.0903% 7/10/35 (g)(m)	245	194
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (g)(m)	221	212
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	62
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (m)	38	33
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (m)	333	311
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (m)	3,513	3,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,173)		47,813
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (m)	153	154
Class PS1, 1.2297% 2/14/43 (m)(o)	747	22
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (m)	1,083	1,146
Series 2006-5:
Class A2, 5.317% 9/10/47	3,817	3,838
Class A3, 5.39% 9/10/47	1,832	1,944
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,872
Series 2007-4 Class A3, 5.7921% 2/10/51 (m)	1,291	1,342
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	76
Series 2007-3:
Class A3, 5.6612% 6/10/49 (m)	2,194	2,237
Class A4, 5.6612% 6/10/49 (m)	2,739	3,133
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,878	$ 3,297
Series 2004-2 Class A4, 4.153% 11/10/38	1,406	1,445
Series 2005-1 Class A3, 4.877% 11/10/42	469	469
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	735
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	4,082	4,299
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (g)(m)	564	558
Class D, 0.5995% 3/15/22 (g)(m)	572	564
Class E, 0.6395% 3/15/22 (g)(m)	472	463
Class F, 0.7095% 3/15/22 (g)(m)	676	656
Class G, 0.7695% 3/15/22 (g)(m)	438	416
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (g)(m)	115	111
Class E, 0.4795% 10/15/19 (g)(m)	956	903
Class F, 0.5495% 10/15/19 (g)(m)	2,868	2,696
Class G, 0.5695% 10/15/19 (g)(m)	1,350	1,255
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (g)(m)	65	47
Series 2004-1:
Class A, 0.5955% 4/25/34 (g)(m)	1,120	988
Class B, 2.1355% 4/25/34 (g)(m)	125	73
Class M1, 0.7955% 4/25/34 (g)(m)	101	72
Class M2, 1.4355% 4/25/34 (g)(m)	93	65
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (g)(m)	1,525	1,100
Class M1, 0.6655% 8/25/35 (g)(m)	83	49
Class M2, 0.7155% 8/25/35 (g)(m)	137	74
Class M3, 0.7355% 8/25/35 (g)(m)	76	37
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (g)(m)	536	421
Class M1, 0.6755% 11/25/35 (g)(m)	70	40
Class M2, 0.7255% 11/25/35 (g)(m)	89	48
Class M3, 0.7455% 11/25/35 (g)(m)	80	41
Class M4, 0.8355% 11/25/35 (g)(m)	100	47
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (g)(m)	1,392	986
Class B1, 1.6355% 1/25/36 (g)(m)	120	18
Class M1, 0.6855% 1/25/36 (g)(m)	449	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7055% 1/25/36 (g)(m)	$ 135	$ 78
Class M3, 0.7355% 1/25/36 (g)(m)	197	105
Class M4, 0.8455% 1/25/36 (g)(m)	109	53
Class M5, 0.8855% 1/25/36 (g)(m)	109	36
Class M6, 0.9355% 1/25/36 (g)(m)	116	31
Series 2006-1:
Class A2, 0.5955% 4/25/36 (g)(m)	215	159
Class M1, 0.6155% 4/25/36 (g)(m)	77	46
Class M2, 0.6355% 4/25/36 (g)(m)	81	45
Class M3, 0.6555% 4/25/36 (g)(m)	70	36
Class M4, 0.7555% 4/25/36 (g)(m)	40	18
Class M5, 0.7955% 4/25/36 (g)(m)	39	14
Class M6, 0.8755% 4/25/36 (g)(m)	77	26
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (g)(m)	3,201	2,257
Class A2, 0.5155% 7/25/36 (g)(m)	190	135
Class B1, 1.1055% 7/25/36 (g)(m)	71	10
Class B3, 2.9355% 7/25/36 (g)(m)	67	2
Class M1, 0.5455% 7/25/36 (g)(m)	200	65
Class M2, 0.5655% 7/25/36 (g)(m)	141	42
Class M3, 0.5855% 7/25/36 (g)(m)	117	26
Class M4, 0.6555% 7/25/36 (g)(m)	79	17
Class M5, 0.7055% 7/25/36 (g)(m)	97	19
Class M6, 0.7755% 7/25/36 (g)(m)	145	23
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (g)(m)	4	0*
Class M4, 0.6655% 10/25/36 (g)(m)	157	24
Class M5, 0.7155% 10/25/36 (g)(m)	188	12
Class M6, 0.7955% 10/25/36 (g)(m)	369	9
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (g)(m)	809	549
Class A2, 0.5055% 12/25/36 (g)(m)	3,952	1,841
Class B1, 0.9355% 12/25/36 (g)(m)	78	2
Class M1, 0.5255% 12/25/36 (g)(m)	263	54
Class M2, 0.5455% 12/25/36 (g)(m)	175	27
Class M3, 0.5755% 12/25/36 (g)(m)	176	24
Class M4, 0.6355% 12/25/36 (g)(m)	213	24
Class M5, 0.6755% 12/25/36 (g)(m)	195	16
Class M6, 0.7555% 12/25/36 (g)(m)	175	10
Series 2007-1 Class A2, 0.5055% 3/25/37 (g)(m)	810	436
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (g)(m)	$ 771	$ 434
Class A2, 0.5555% 7/25/37 (g)(m)	723	240
Class B1, 1.8355% 7/25/37 (g)(m)	105	1
Class M1, 0.6055% 7/25/37 (g)(m)	253	66
Class M2, 0.6455% 7/25/37 (g)(m)	139	17
Class M3, 0.7255% 7/25/37 (g)(m)	140	14
Class M4, 0.8855% 7/25/37 (g)(m)	278	22
Class M5, 0.9855% 7/25/37 (g)(m)	245	17
Class M6, 1.2355% 7/25/37 (g)(m)	311	16
Series 2007-3:
Class A2, 0.5255% 7/25/37 (g)(m)	827	420
Class B1, 1.1855% 7/25/37 (g)(m)	184	12
Class B2, 1.8355% 7/25/37 (g)(m)	433	24
Class M1, 0.5455% 7/25/37 (g)(m)	165	38
Class M2, 0.5755% 7/25/37 (g)(m)	176	31
Class M3, 0.6055% 7/25/37 (g)(m)	276	38
Class M4, 0.7355% 7/25/37 (g)(m)	434	51
Class M5, 0.8355% 7/25/37 (g)(m)	227	23
Class M6, 1.0355% 7/25/37 (g)(m)	173	15
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (g)(m)	293	18
Class M2, 1.2855% 9/25/37 (g)(m)	293	15
Class M4, 1.8355% 9/25/37 (g)(m)	742	30
Class M5, 1.9855% 9/25/37 (g)(m)	742	23
Class M6, 2.1855% 9/25/37 (g)(m)	486	12
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	2,255	91
Series 2007-5A, Class IO, 4.1484% 10/25/37 (g)(m)(o)	5,767	499
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (g)(m)	439	424
Class J, 1.0895% 3/15/19 (g)(m)	447	409
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (g)(m)	653	590
Class E, 0.5395% 3/15/22 (g)(m)	3,391	2,994
Class F, 0.5895% 3/15/22 (g)(m)	2,081	1,795
Class G, 0.6395% 3/15/22 (g)(m)	534	450
Class H, 0.7895% 3/15/22 (g)(m)	653	537
Class J, 0.9395% 3/15/22 (g)(m)	653	521
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	$ 301	$ 303
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,274	3,413
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (m)	769	901
Class AAB, 5.7154% 6/11/40 (m)	6,095	6,557
Series 2007-PW18:
Class A2, 5.613% 6/11/50	280	286
Class A4, 5.7% 6/11/50	5,820	6,827
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,849
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (g)(m)(o)	13,836	113
Series 2006-T22 Class A4, 5.5391% 4/12/38 (m)	164	188
Series 2006-T24 Class X2, 0.4455% 10/12/41 (g)(m)(o)	3,433	16
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (g)(m)(o)	92,485	864
Series 2007-T28 Class X2, 0.1576% 9/11/42 (g)(m)(o)	49,759	265
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (g)(m)	772	668
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,592
Class XCL, 1.331% 5/15/35 (g)(m)(o)	5,266	103
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (g)(m)	127	126
Class H, 0.6093% 8/15/21 (g)(m)	468	447
Series 2007-C6:
Class A2, 5.7002% 12/10/49 (m)	1,062	1,062
Class A4, 5.7002% 12/10/49 (m)	4,371	5,103
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (m)	839	860
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,109
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,352
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (m)	1,314	1,412
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	572
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (g)(m)	$ 138	$ 126
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (g)(m)	807	766
Class D, 0.5795% 11/15/17 (g)(m)	42	39
Class E, 0.6295% 11/15/17 (g)(m)	149	137
Class F, 0.6895% 11/15/17 (g)(m)	164	149
Class G, 0.7395% 11/15/17 (g)(m)	114	101
Series 2006-CN2A:
Class A2FL, 0.4643% 2/5/19 (g)(m)	1,454	1,422
Class AJFL, 0.5043% 2/5/19 (m)	890	870
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (g)(m)	1,872	1,709
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,821
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,717	1,721
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,146
Series 2007-C9 Class A4, 5.8111% 12/10/49 (m)	2,907	3,432
Series 2006-C8 Class XP, 0.4663% 12/10/46 (m)(o)	16,244	101
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,803
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	3,324	3,354
Class A3, 5.542% 1/15/49 (m)	2,628	2,933
Series 2007-C3 Class A4, 5.6792% 6/15/39 (m)	790	872
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,838	3,887
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (m)(o)	11,239	92
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,328
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (g)(m)	4,688	3,715
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	600	626
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (m)(o)	344	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (g)(m)(o)	1,187	1
Series 2006-C1 Class A3, 5.4157% 2/15/39 (m)	4,694	4,805
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (g)(m)	$ 497	$ 465
Class C:
0.4095% 2/15/22 (g)(m)	2,047	1,896
0.5095% 2/15/22 (g)(m)	731	662
Class F, 0.5595% 2/15/22 (g)(m)	1,462	1,310
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (m)(o)	19,061	107
Class B, 5.487% 2/15/40 (g)(m)	2,009	256
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (g)	123	123
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,960
Series 2001-1 Class X1, 1.4912% 5/15/33 (g)(m)(o)	863	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)	20,244	66
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (g)(m)	494	469
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,296	2,365
Series 2007-GG9 Class A4, 5.444% 3/10/39	17,490	19,797
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (m)	548	548
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (g)(m)(o)	25,003	129
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (g)(m)	298	296
Class F, 0.6858% 6/6/20 (g)(m)	916	903
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (g)(m)	1,650	1,634
Class D, 2.2018% 3/6/20 (g)(m)	3,090	3,061
Class F, 2.6334% 3/6/20 (g)(m)	136	135
Class G, 2.7903% 3/6/20 (g)(m)	67	66
Class H, 3.3004% 3/6/20 (g)(m)	62	62
Class J, 4.0852% 3/6/20 (g)(m)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,167	3,170
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	393	399
Series 2007-GG10 Class A2, 5.778% 8/10/45	294	298
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (g)(m)	$ 655	$ 638
Class C, 0.4495% 11/15/18 (g)(m)	465	448
Class D, 0.4695% 11/15/18 (g)(m)	207	195
Class E, 0.5195% 11/15/18 (g)(m)	297	274
Class F, 0.5695% 11/15/18 (g)(m)	446	394
Class G, 0.5995% 11/15/18 (g)(m)	386	326
Class H, 0.7395% 11/15/18 (g)(m)	297	239
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (m)	3,229	3,301
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	962
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	419	440
Class A3, 5.336% 5/15/47	5,183	5,861
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (m)	4,608	5,342
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (m)	2,882	2,968
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,929	1,944
Class A3, 5.42% 1/15/49	18,477	21,088
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,723	1,747
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	345
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (m)	112	37
Class C, 5.7337% 2/12/49 (m)	294	62
Class D, 5.7337% 2/12/49 (m)	309	63
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	108	9
Class ES, 5.5652% 1/15/49 (g)(m)	679	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (m)	1,054	1,239
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	178
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	72	72
Series 2006-C7:
Class A2, 5.3% 11/15/38	764	777
Class A3, 5.347% 11/15/38	979	1,121
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,678
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (m)(o)	$ 5,603	$ 39
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (m)(o)	2,095	13
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,919
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (m)(o)	84,375	552
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (g)(m)	421	400
Class E, 0.5295% 9/15/21 (g)(m)	1,518	1,404
Class F, 0.5795% 9/15/21 (g)(m)	1,255	1,129
Class G, 0.5995% 9/15/21 (g)(m)	2,478	2,169
Class H, 0.6395% 9/15/21 (g)(m)	639	537
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (g)(m)	1,143	751
Series 2006-C1 Class A2, 5.6141% 5/12/39 (m)	1,164	1,190
Series 2007-C1 Class A4, 5.8461% 6/12/50 (m)	4,974	5,613
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,289
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (m)	132	132
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (m)	1,394	1,393
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	961	1,011
Series 2007-5:
Class A3, 5.364% 8/12/48	512	519
Class B, 5.479% 8/12/48	3,942	968
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	10,897	12,129
Series 2007-7 Class A4, 5.7386% 6/12/50 (m)	4,599	5,029
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	4,518	4,656
Series 2006-4 Class XP, 0.617% 12/12/49 (m)(o)	20,146	278
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	329
Series 2007-7 Class B, 5.7386% 6/12/50 (m)	114	8
Series 2007-8 Class A3, 5.9634% 8/12/49 (m)	1,133	1,293
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (g)(m)	393	247
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (g)(m)	754	682
Class D, 0.43% 10/15/20 (g)(m)	732	648
Class E, 0.49% 10/15/20 (g)(m)	916	779
Class F, 0.54% 10/15/20 (g)(m)	550	456
Class G, 0.58% 10/15/20 (g)(m)	680	528
Class H, 0.67% 10/15/20 (g)(m)	428	278
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.82% 10/15/20 (g)(m)	$ 250	$ 100
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,242	1,258
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	666	701
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (g)(m)(o)	8,835	9
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (m)	404	410
Class A4, 5.7237% 10/15/42 (m)	394	447
Series 2006-T23 Class A3, 5.809% 8/12/41 (m)	671	697
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	2,224
Class AAB, 5.654% 4/15/49	3,406	3,675
Class B, 5.7187% 4/15/49 (m)	323	96
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (g)(m)	1,791	1,540
Class F, 0.578% 9/15/21 (g)(m)	2,061	1,690
Class G, 0.598% 9/15/21 (g)(m)	1,953	1,523
Class J, 0.838% 9/15/21 (g)(m)	434	286
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (g)(m)	4,581	3,372
Class LXR1, 0.9395% 6/15/20 (g)(m)	162	140
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	834	840
Series 2003-C8 Class A3, 4.445% 11/15/35	4,548	4,610
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,655
Series 2007-C30:
Class A3, 5.246% 12/15/43	419	423
Class A4, 5.305% 12/15/43	386	415
Class A5, 5.342% 12/15/43	17,206	19,046
Series 2007-C31 Class A4, 5.509% 4/15/47	12,470	14,134
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)	624	623
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,214
Series 2005-C22:
Class B, 5.3564% 12/15/44 (m)	2,914	2,018
Class F, 5.3564% 12/15/44 (g)(m)	2,191	429
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	8,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	$ 3,942	$ 1,110
Class D, 5.513% 12/15/43 (m)	2,102	426
Class XP, 0.4723% 12/15/43 (g)(m)(o)	11,372	83
Series 2007-C31 Class C, 5.6821% 4/15/47 (m)	361	81
Series 2007-C31A Class A2, 5.421% 4/15/47	7,547	7,829
Series 2007-C32:
Class D, 5.7418% 6/15/49 (m)	987	266
Class E, 5.7418% 6/15/49 (m)	1,556	367
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (m)	870	1,010
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $320,186)		394,726
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	2,300	2,388
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	985	1,279
7.3% 10/1/39	10,620	13,706
7.5% 4/1/34	8,780	11,439
7.55% 4/1/39	5,410	7,243
7.6% 11/1/40	6,110	8,281
7.625% 3/1/40	2,530	3,403
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,358
Series 2010-1, 6.63% 2/1/35	12,295	13,671
Series 2010-3:
6.725% 4/1/35	2,025	2,274
7.35% 7/1/35	1,640	1,948
Series 2011, 5.877% 3/1/19	2,005	2,242
5.1% 6/1/33	5,220	5,047
TOTAL MUNICIPAL SECURITIES (Cost $75,809)		79,279
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,586)	3,319	3,975
Fixed-Income Funds - 14.5%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (n)	3,538,209	$ 401,162
Fidelity High Income Central Fund 2 (n)	5,394,857	614,582
Fidelity Mortgage Backed Securities Central Fund (n)	17,940,819	1,971,158
TOTAL FIXED-INCOME FUNDS (Cost $2,752,455)		2,986,902
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b)	403,928,601	403,929
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	69,757,970	69,758
TOTAL MONEY MARKET FUNDS (Cost $473,687)		473,687
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $18,621,067)		21,529,875
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(911,147)
NET ASSETS - 100%		$ 20,618,728
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (183,000)	(189,894)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(2,300)	(2,387)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(184,600)	(191,554)
3.5% 9/1/42	(139,000)	(147,383)
4% 9/1/42	(31,400)	(33,672)
4.5% 9/1/42	(30,000)	(32,470)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/42	$ (36,800)	$ (40,192)
5.5% 9/1/42	(17,000)	(18,656)
6% 9/1/42	(43,000)	(47,384)
TOTAL FANNIE MAE		(727,044)
Freddie Mac
5% 9/1/42	(7,000)	(7,588)
Ginnie Mae
3.5% 9/1/42	(7,300)	(7,902)
3.5% 9/1/42	(3,700)	(4,005)
TOTAL GINNIE MAE		(11,907)
TOTAL TBA SALE COMMITMENTS (Proceeds $743,971)		$ (746,539)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,537 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 107,982	$ 7,700

The face value of futures purchased as a percentage of net assets is 0.5%
Swap Agreements
	Expiration Date	Notional Amount (000s) (l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000) (k)

	Sept. 2037	$ 5,588	$ (5,303)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	4,551	(4,318)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000) (k)	Sept. 2037	602	(572)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	4,551	(4,318)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000) (k)	Sept. 2037	4,383	(4,160)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000) (k)

	Sept. 2037	$ 3,848	$ (3,651)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)	Dec. 2034	562	(542)
		$ 24,085	$ (22,864)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,199,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,699,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $27,704,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,582,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 8,190
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 767
Fidelity Corporate Bond 1-10 Year Central Fund	16,659
Fidelity High Income Central Fund 2	39,969
Fidelity Mortgage Backed Securities Central Fund	44,833
Fidelity Securities Lending Cash Central Fund	1,552
Total	$ 103,780
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 401,162	58.3%
Fidelity High Income Central Fund 2	533,410	39,969	-	614,582	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	541,089	76,845	1,971,158	12.6%
Total	$ 2,402,753	$ 581,058	$ 76,845	$ 2,986,902
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ -	$ 5,795	$ -	$ -	$ 5,542
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,315,967	$ 1,300,374	$ -	$ 15,593
Consumer Staples	1,479,674	1,424,505	55,169	-
Energy	1,477,952	1,477,952	-	-
Financials	1,922,380	1,894,913	17,234	10,233
Health Care	1,549,685	1,549,685	-	-
Industrials	1,351,489	1,351,489	-	-
Information Technology	2,844,848	2,844,848	-	-
Materials	417,661	417,661	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 310,534	$ 310,534	$ -	$ -
Utilities	462,047	462,047	-	-
Corporate Bonds	1,517,523	-	1,517,523	-
U.S. Government and Government Agency Obligations	1,020,741	-	1,020,741	-
U.S. Government Agency - Mortgage Securities	1,808,812	-	1,808,812	-
Asset-Backed Securities	64,180	-	56,298	7,882
Collateralized Mortgage Obligations	47,813	-	46,022	1,791
Commercial Mortgage Securities	394,726	-	365,749	28,977
Municipal Securities	79,279	-	79,279	-
Bank Notes	3,975	-	3,975	-
Fixed-Income Funds	2,986,902	2,986,902	-	-
Money Market Funds	473,687	473,687	-	-
Total Investments in Securities:	$ 21,529,875	$ 16,494,597	$ 4,970,802	$ 64,476
Derivative Instruments:
Assets
Futures Contracts	$ 7,700	$ 7,700	$ -	$ -
Liabilities
Swap Agreements	$ (22,864)	$ -	$ (22,322)	$ (542)
Total Derivative Instruments:	$ (15,164)	$ 7,700	$ (22,322)	$ (542)
Other Financial Instruments:
TBA Sale Commitments	$ (746,539)	$ -	$ (746,539)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (22,864)
Equity Risk
Futures Contracts (a)	7,700	-
Total Value of Derivatives	$ 7,700	$ (22,864)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	19.9%
AAA,AA,A	4.8%
BBB	6.7%
BB	0.8%
B	1.9%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.0%*
Equities	63.8%
Short-Term Investments and Net Other Assets	1.9%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $68,346) - See accompanying schedule: Unaffiliated issuers (cost $15,389,130)	$ 18,063,744
Fidelity Central Funds (cost $3,226,142)	3,460,589
Other affiliated issuers (cost $5,795)	5,542
Total Investments (cost $18,621,067)		$ 21,529,875
Foreign currency held at value (cost $2,756)		2,756
Receivable for investments sold, regular delivery		637,453
Receivable for TBA sale commitments		743,971
Receivable for swap agreements		5
Receivable for fund shares sold		15,555
Dividends receivable		29,414
Interest receivable		28,064
Distributions receivable from Fidelity Central Funds		1,750
Receivable for daily variation margin on futures contracts		615
Other receivables		998
Total assets		22,990,456

Liabilities
Payable to custodian bank	$ 102
Payable for investments purchased Regular delivery	263,000
Delayed delivery	1,245,389
TBA sale commitments, at value	746,539
Payable for swap agreements	2,633
Payable for fund shares redeemed	9,164
Swap agreements, at value	22,864
Accrued management fee	6,974
Other affiliated payables	2,484
Other payables and accrued expenses	2,821
Collateral on securities loaned, at value	69,758
Total liabilities		2,371,728

Net Assets		$ 20,618,728
Net Assets consist of:
Paid in capital		$ 18,565,807
Undistributed net investment income		84,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(921,602)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,890,034
Net Assets		$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Balanced: Net Asset Value, offering price and redemption price per share ($15,016,156 ÷ 752,542 shares)	$ 19.95

Class K: Net Asset Value, offering price and redemption price per share ($5,602,572 ÷ 280,771 shares)	$ 19.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 232,301
Interest		177,782
Income from Fidelity Central Funds		103,780
Total income		513,863

Expenses
Management fee	$ 81,574
Transfer agent fees	28,381
Accounting and security lending fees	1,995
Custodian fees and expenses	342
Independent trustees' compensation	133
Registration fees	298
Audit	162
Legal	86
Miscellaneous	208
Total expenses before reductions	113,179
Expense reductions	(845)	112,334
Net investment income (loss)		401,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,409
Fidelity Central Funds	1,625
Foreign currency transactions	(129)
Futures contracts	8,596
Swap agreements	(16,533)
Total net realized gain (loss)		(1,032)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,823,727
Assets and liabilities in foreign currencies	(260)
Futures contracts	8,583
Swap agreements	15,494
Delayed delivery commitments	(5,308)
Total change in net unrealized appreciation (depreciation)		1,842,236
Net gain (loss)		1,841,204
Net increase (decrease) in net assets resulting from operations		$ 2,242,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,529	$ 410,670
Net realized gain (loss)	(1,032)	2,160,284
Change in net unrealized appreciation (depreciation)	1,842,236	115,234
Net increase (decrease) in net assets resulting from operations	2,242,733	2,686,188
Distributions to shareholders from net investment income	(379,925)	(410,590)
Distributions to shareholders from net realized gain	-	(9,407)
Total distributions	(379,925)	(419,997)
Share transactions - net increase (decrease)	(947,824)	(2,018,385)
Total increase (decrease) in net assets	914,984	247,806

Net Assets
Beginning of period	19,703,744	19,455,938
End of period (including undistributed net investment income of $84,489 and undistributed net investment income of $89,115, respectively)	$ 20,618,728	$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Income from Investment Operations
Net investment income (loss) B	.37	.35	.36	.38	.42
Net realized and unrealized gain (loss)	1.76	1.91	.88	(2.29)	(1.76)
Total from investment operations	2.13	2.26	1.24	(1.91)	(1.34)
Distributions from net investment income	(.35)	(.35)	(.36)	(.37)	(.43)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	(1.18)
Total distributions	(.35)	(.36)	(.37)	(.40)	(1.61)
Net asset value, end of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Total Return A	11.89%	13.88%	8.06%	(10.48)%	(7.28)%
Ratios to Average Net Assets C, E
Expenses before reductions	.60%	.61%	.62%	.68%	.61%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.68%	.61%
Expenses net of all reductions	.59%	.60%	.61%	.68%	.61%
Net investment income (loss)	1.98%	1.92%	2.18%	2.78%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 15,016	$ 15,602	$ 16,764	$ 17,225	$ 25,363
Portfolio turnover rate D	155%	193% F	122%	198% F	73% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.40	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.76	1.90	.88	(2.29)	(1.41)
Total from investment operations	2.16	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	-
Total distributions	(.38)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	12.03%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.10%	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,603	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	155%	193% J	122%	198% J	73% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K, shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities

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(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be

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fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Foreign Currency Translation - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,929,790
Gross unrealized depreciation	(276,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,653,007
Tax Cost	$ 18,876,868

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Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 64,654
Capital loss carryforward	$ (409,574)
Net unrealized appreciation (depreciation)	$ 2,626,534

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (409,574)

The Fund intends to elect to defer to its fiscal year ending August 31, 2013 approximately $228,149 of capital losses recognized during the period November 1, 2011 to August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 379,925	$ 419,997

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

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4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap

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(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (16,533)	$ 15,494
Equity Risk
Futures Contracts	8,596	8,583
Totals (a)	$ (7,937)	$ 24,077

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated

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(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

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5. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $14,332,476 and $13,867,469, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 25,838.17
Class K	2,543.05
	$ 28,381

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $425 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

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9. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period ended was $370. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $91. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,552 (including $38 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $836 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Balanced	$ 281,775	$ 328,396
Class K	98,150	82,194
Total	$ 379,925	$ 410,590
From net realized gain
Balanced	$ -	$ 7,916
Class K	-	1,491
Total	$ -	$ 9,407

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Balanced
Shares sold	101,057	117,364	$ 1,914,819	$ 2,150,235
Reinvestment of distributions	14,566	17,788	271,000	325,354
Shares redeemed	(221,553)	(307,092)	(4,157,808)	(5,576,894)
Net increase (decrease)	(105,930)	(171,940)	$ (1,971,989)	$ (3,101,305)
Class K
Shares sold	117,984	127,669	$ 2,217,745	$ 2,316,418
Reinvestment of distributions	5,255	4,546	98,150	83,685
Shares redeemed	(68,166)	(71,990)	(1,291,730)	(1,317,183)
Net increase (decrease)	55,073	60,225	$ 1,024,165	$ 1,082,920

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund'sexposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 4.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $158,947,790 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 13%, 40%, 65% and 64% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 16%, 48%, 81% and 81% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there were portfolio management changes for the fund in March 2012 and November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BAL-K-UANN-1012
1.863050.103

Fidelity®

Balanced

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	11.89%	2.71%	7.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Retail Class shares returned 11.89%, trailing the 13.34% gain of the Fidelity Balanced Hybrid Composite IndexSM, a hypothetical blend of the total returns of the S&P 500 and the Barclays® U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Disappointing stock selection hurt performance, although the negative impact was modestly offset by our overweighting in equities. The fund benefited the most from our fixed-income investments, including good picks and an underweighting in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. Looking at individual holdings, the biggest detractor was enterprise software firm Oracle, primarily due to positioning during the first half of the period. The stock declined sharply in December, due to concern about future earnings, and we sold it by period end. Our decision to not own telecom giant and benchmark component AT&T for nearly the entire period also detracted. We were concerned about the stock's valuation. Conversely, a sizable position in Apple was the fund's top individual contributor, as the company's iPad® tablet computer and iPhone® smartphone continued to define their respective categories, helping the stock maintain its run of strong performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Balanced	.59%
Actual		$ 1,000.00	$ 1,031.80	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.47%
Actual		$ 1,000.00	$ 1,032.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.39

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.3
QUALCOMM, Inc.	1.6	1.3
Microsoft Corp.	1.6	1.3
Exxon Mobil Corp.	1.5	0.9
Procter & Gamble Co.	1.4	1.4
	11.1
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	5.4
U.S. Treasury Obligations	5.1	10.0
Freddie Mac	2.7	2.6
Ginnie Mae	2.4	2.1
Wachovia Bank Commercial Mortgage Trust	0.4	0.0
	19.8
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.1	13.6
Financials	13.7	13.3
Energy	8.9	9.6
Health Care	8.1	7.4
Consumer Staples	7.9	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Stocks and Equity Futures 64.2%		Stocks and Equity Futures 62.8%
	Bonds 34.0%		Bonds 34.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	8.9%	** Foreign investments	13.1%

Percentages are adjusted for the effect of futures and swap contracts, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 63.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (e)	100,727	$ 4,812
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc.	713,097	9,420
Domino's Pizza, Inc.	819,931	29,058
Dunkin' Brands Group, Inc.	341,877	9,959
Icahn Enterprises LP rights (a)	290,524	0
McDonald's Corp.	757,421	67,782
Starbucks Corp.	1,086,917	53,922
Yum! Brands, Inc.	1,130,472	72,034
		242,175
Internet & Catalog Retail - 0.4%
Kayak Software Corp. (e)(f)	203,012	5,542
Priceline.com, Inc. (a)	111,242	67,254
		72,796
Media - 2.8%
Comcast Corp. Class A	6,618,603	221,922
DIRECTV (a)	1,641,196	85,490
Legend Pictures LLC (a)(p)(q)	8,571	9,164
News Corp. Class A	4,894,779	114,489
Sirius XM Radio, Inc. (a)	5,666,600	14,336
The Walt Disney Co.	2,541,497	125,728
		571,129
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,420,365	72,538
Specialty Retail - 1.5%
AutoZone, Inc. (a)	148,441	53,682
CarMax, Inc. (a)	261,919	8,012
Limited Brands, Inc.	550,498	26,754
Lowe's Companies, Inc.	4,013,003	114,290
TJX Companies, Inc.	2,170,980	99,409
		302,147
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	754,878	43,941
TOTAL CONSUMER DISCRETIONARY		1,309,538
CONSUMER STAPLES - 7.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	655,741	55,169
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	118,433	$ 8,129
Coca-Cola FEMSA SAB de CV sponsored ADR	30,925	3,774
Coca-Cola Icecek A/S	394,435	7,025
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	164,725	6,195
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,476,841	48,647
Diageo PLC sponsored ADR	494,843	54,047
Embotelladora Andina SA sponsored ADR	218,222	7,184
Molson Coors Brewing Co. Class B	628,844	28,009
Monster Beverage Corp. (a)	97,800	5,763
Pernod Ricard SA	344,150	37,084
Remy Cointreau SA	176,092	20,113
The Coca-Cola Co.	6,784,472	253,739
		534,878
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	3,242,038	147,675
Drogasil SA	434,400	4,595
Kroger Co.	801,453	17,856
Safeway, Inc.	278,105	4,352
Wal-Mart Stores, Inc.	394,834	28,665
Walgreen Co.	386,702	13,828
		216,971
Food Products - 0.5%
Bunge Ltd.	348,589	22,188
Green Mountain Coffee Roasters, Inc. (a)	168,876	4,105
Mead Johnson Nutrition Co. Class A	137,761	10,102
Nestle SA	338,708	21,056
Orion Corp.	5,168	4,194
Pilgrims Pride Corp.	748,200	3,980
Unilever NV (NY Reg.)	1,018,331	35,418
		101,043
Household Products - 1.6%
Colgate-Palmolive Co.	327,533	34,820
Procter & Gamble Co.	4,164,463	279,810
Spectrum Brands Holdings, Inc.	202,786	7,469
		322,099
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
L'Oreal SA	256,900	$ 31,583
Nu Skin Enterprises, Inc. Class A	281,363	11,674
		43,257
Tobacco - 1.3%
Altria Group, Inc.	543,295	18,450
British American Tobacco PLC sponsored ADR	2,088,001	218,697
Philip Morris International, Inc.	200,183	17,876
Souza Cruz SA	477,700	6,403
		261,426
TOTAL CONSUMER STAPLES		1,479,674
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	743,991	40,704
Ensco PLC Class A	823,839	47,264
Forum Energy Technologies, Inc.	341,364	8,080
Halliburton Co.	746,958	24,470
National Oilwell Varco, Inc.	1,061,248	83,626
Noble Corp.	1,087,208	41,466
Ocean Rig UDW, Inc. (United States)	455,396	7,619
Oceaneering International, Inc.	220,987	11,832
Oil States International, Inc. (a)	101,400	7,934
Schlumberger Ltd.	631,524	45,710
Vantage Drilling Co. (a)	4,677,101	7,109
		325,814
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	900,802	62,399
Apache Corp.	835,168	71,616
Cheniere Energy, Inc. (a)	193,100	2,850
Chevron Corp.	1,260,894	141,422
Cobalt International Energy, Inc. (a)	317,200	7,204
EQT Corp.	360,200	19,436
Exxon Mobil Corp.	3,618,457	315,891
Halcon Resources Corp. (q)	910,000	6,989
Hess Corp.	619,326	31,295
HollyFrontier Corp.	836,666	33,709
InterOil Corp. (a)(e)	310,031	24,660
Marathon Oil Corp.	2,036,593	56,658
Marathon Petroleum Corp.	1,189,088	61,535
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	325,965	$ 28,652
Northern Tier Energy LP Class A	458,700	8,394
Occidental Petroleum Corp.	1,038,752	88,304
Phillips 66	375,591	15,775
Royal Dutch Shell PLC Class B sponsored ADR (e)	1,233,621	89,055
Suncor Energy, Inc.	1,602,400	50,084
Williams Companies, Inc.	1,122,100	36,210
		1,152,138
TOTAL ENERGY		1,477,952
FINANCIALS - 9.3%
Capital Markets - 0.8%
BlackRock, Inc. Class A	275,742	48,633
E*TRADE Financial Corp. (a)	629,301	5,393
Evercore Partners, Inc. Class A	275,200	6,797
ICAP PLC	923,400	4,658
Invesco Ltd.	903,982	21,406
Morgan Stanley	1,163,200	17,448
State Street Corp.	563,918	23,459
TD Ameritrade Holding Corp.	904,736	15,480
The Blackstone Group LP	1,026,000	13,841
UBS AG	647,930	7,229
		164,344
Commercial Banks - 2.2%
CIT Group, Inc. (a)	708,926	26,769
Comerica, Inc.	1,107,648	34,016
Credit Agricole SA (a)	924,624	5,394
FirstMerit Corp.	318,698	5,000
Huntington Bancshares, Inc.	4,733,054	31,238
Lloyds Banking Group PLC (a)	7,606,900	4,014
M&T Bank Corp.	314,819	27,358
Synovus Financial Corp. (e)	4,461,120	9,279
U.S. Bancorp	7,141,743	238,606
Wells Fargo & Co.	2,356,876	80,204
		461,878
Consumer Finance - 1.5%
Capital One Financial Corp.	4,019,745	227,236
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	364,652	$ 14,123
SLM Corp.	4,030,734	63,484
		304,843
Diversified Financial Services - 1.7%
African Bank Investments Ltd.	692,111	2,677
Bank of America Corp.	3,429,996	27,406
Citigroup, Inc.	5,059,146	150,307
JPMorgan Chase & Co.	4,570,385	169,744
NBH Holdings Corp. Class A (a)(g)	576,500	10,233
		360,367
Insurance - 1.9%
ACE Ltd.	494,636	36,470
Amlin PLC	1,942,409	11,893
Berkshire Hathaway, Inc.:
Class A (a)	234	29,615
Class B (a)	486,868	41,062
Fairfax Financial Holdings Ltd. (sub. vtg.)	71,900	27,073
Hartford Financial Services Group, Inc.	1,013,400	18,170
MetLife, Inc.	2,833,406	96,704
Prudential Financial, Inc.	178,800	9,746
The Travelers Companies, Inc.	1,037,039	67,138
Torchmark Corp.	494,632	25,315
Validus Holdings Ltd.	952,465	31,917
		395,103
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,162,045	81,808
Camden Property Trust (SBI)	303,775	21,091
Equity Lifestyle Properties, Inc.	288,929	19,867
Home Properties, Inc.	29,800	1,903
Japan Retail Fund Investment Corp.	3,499	5,991
Sun Communities, Inc.	280,526	12,851
The Macerich Co.	685,541	40,838
		184,349
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,001,417	51,496
TOTAL FINANCIALS		1,922,380
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.5%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	132,137	$ 14,166
Amgen, Inc.	2,040,855	171,269
Biogen Idec, Inc. (a)	539,608	79,101
BioMarin Pharmaceutical, Inc. (a)	596,287	22,265
CSL Ltd.	293,502	13,473
CSL Ltd. ADR	379,200	8,691
Gilead Sciences, Inc. (a)	2,149,093	123,981
Onyx Pharmaceuticals, Inc. (a)	415,782	29,903
Theravance, Inc. (a)	198,850	5,303
		468,152
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	380,956	37,376
Covidien PLC	1,241,865	69,607
Edwards Lifesciences Corp. (a)	528,081	53,922
Quidel Corp. (a)(e)	1,317,147	21,390
The Cooper Companies, Inc.	406,065	34,049
		216,344
Health Care Providers & Services - 1.3%
Catamaran Corp. (a)	165,961	14,405
CIGNA Corp.	816,351	37,364
Express Scripts Holding Co. (a)	402,065	25,177
Henry Schein, Inc. (a)	715,654	54,969
McKesson Corp.	373,348	32,522
Omnicare, Inc.	341,802	11,068
UnitedHealth Group, Inc.	1,782,107	96,768
WellPoint, Inc.	88,200	5,281
		277,554
Pharmaceuticals - 2.9%
Allergan, Inc.	770,565	66,369
Eli Lilly & Co.	380,900	17,106
GlaxoSmithKline PLC sponsored ADR	553,190	25,165
Merck & Co., Inc.	2,594,840	111,708
Optimer Pharmaceuticals, Inc. (a)	568,104	8,539
Pfizer, Inc.	11,662,658	278,271
Sanofi SA sponsored ADR	590,703	24,189
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,099,375	56,288
		587,635
TOTAL HEALTH CARE		1,549,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,388,553	$ 81,161
MTU Aero Engines Holdings AG	218,364	16,664
Precision Castparts Corp.	334,903	53,946
Raytheon Co.	683,637	38,639
Textron, Inc.	2,095,158	55,983
The Boeing Co.	899,838	64,248
United Technologies Corp.	1,099,534	87,798
		398,439
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	1,230,637	90,833
Building Products - 0.5%
Armstrong World Industries, Inc.	660,746	29,053
Owens Corning (a)	1,469,438	49,020
Quanex Building Products Corp.	947,855	16,587
		94,660
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	347,149	31,771
Electrical Equipment - 0.4%
Regal-Beloit Corp.	633,339	43,105
Roper Industries, Inc.	350,067	35,983
		79,088
Industrial Conglomerates - 1.8%
Danaher Corp.	1,396,974	74,836
General Electric Co.	12,219,400	253,064
Tyco International Ltd.	804,119	45,336
		373,236
Machinery - 0.6%
Caterpillar, Inc.	205,413	17,528
Cummins, Inc.	441,167	42,842
Fiat Industrial SpA	675,197	6,798
Illinois Tool Works, Inc.	763,773	45,284
		112,452
Road & Rail - 0.7%
CSX Corp.	1,922,124	43,171
J.B. Hunt Transport Services, Inc.	191,549	10,045
Union Pacific Corp.	807,500	98,063
		151,279
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	95,800	$ 19,731
TOTAL INDUSTRIALS		1,351,489
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	677,252	12,929
ADTRAN, Inc.	1,098,668	22,292
Finisar Corp. (a)	983,487	13,513
Juniper Networks, Inc. (a)	2,780,146	48,486
NETGEAR, Inc. (a)	322,578	11,797
QUALCOMM, Inc.	5,382,555	330,812
Riverbed Technology, Inc. (a)	616,612	12,326
		452,155
Computers & Peripherals - 5.4%
Apple, Inc.	1,541,738	1,025,622
NetApp, Inc. (a)	157,707	5,444
SanDisk Corp. (a)	1,988,456	81,964
		1,113,030
Electronic Equipment & Components - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,180,000	28,884
Jabil Circuit, Inc.	1,846,550	42,064
Uni-Pixel Inc. (a)	90,300	545
		71,493
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	965,144	7,702
eBay, Inc. (a)	1,081,464	51,337
Facebook, Inc. Class A	856,127	15,479
Google, Inc. Class A (a)	135,830	93,056
Mail.ru Group Ltd.:
GDR (g)	391,234	12,821
GDR (Reg. S)	195,272	6,399
VeriSign, Inc. (a)	337,918	16,112
		202,906
IT Services - 0.0%
Accenture PLC Class A	32,270	1,988
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	3,381,391	134,376
ARM Holdings PLC sponsored ADR	641,300	17,469
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASAT Holdings Ltd. (a)	88,719	$ 0
ASML Holding NV	501,249	28,456
Avago Technologies Ltd.	1,928,985	70,543
Dialog Semiconductor PLC (a)	384,898	8,286
Fairchild Semiconductor International, Inc. (a)	841,711	12,222
International Rectifier Corp. (a)	676,289	11,774
Maxim Integrated Products, Inc.	1,194,297	32,413
Micron Technology, Inc. (a)	7,144,995	44,370
NXP Semiconductors NV (a)	1,327,116	30,948
ON Semiconductor Corp. (a)	2,754,511	17,161
PMC-Sierra, Inc. (a)	2,578,085	15,082
RF Micro Devices, Inc. (a)	4,914,586	18,430
Rubicon Technology, Inc. (a)(e)	123,185	1,037
Skyworks Solutions, Inc. (a)	1,141,255	34,763
		477,330
Software - 2.6%
Check Point Software Technologies Ltd. (a)	1,096,779	50,551
Citrix Systems, Inc. (a)	1,544,850	120,019
Microsoft Corp.	10,609,586	326,987
Sourcefire, Inc. (a)	158,833	8,242
VMware, Inc. Class A (a)	226,267	20,147
		525,946
TOTAL INFORMATION TECHNOLOGY		2,844,848
MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	647,168	53,443
E.I. du Pont de Nemours & Co.	1,381,887	68,749
Eastman Chemical Co.	627,953	34,701
Ecolab, Inc.	494,778	31,681
LyondellBasell Industries NV Class A	491,016	23,981
Sherwin-Williams Co.	299,779	42,892
Sigma Aldrich Corp.	389,450	27,663
		283,110
Containers & Packaging - 0.3%
Ball Corp.	669,211	28,221
Rock-Tenn Co. Class A	470,505	31,416
		59,637
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
First Quantum Minerals Ltd. (e)	1,466,705	$ 28,255
Goldcorp, Inc.	765,897	31,444
Turquoise Hill Resources Ltd. (a)	1,893,665	15,215
		74,914
TOTAL MATERIALS		417,661
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,892,026	69,324
CenturyLink, Inc.	1,777,204	75,105
Verizon Communications, Inc.	2,232,168	95,849
		240,278
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	442,894	26,476
Sprint Nextel Corp. (a)	9,026,777	43,780
		70,256
TOTAL TELECOMMUNICATION SERVICES		310,534
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	417,924	17,967
Duke Energy Corp.	1,406,380	91,105
Edison International	1,547,007	67,743
FirstEnergy Corp.	1,320,436	57,703
NextEra Energy, Inc.	926,475	62,361
		296,879
Gas Utilities - 0.0%
ONEOK, Inc.	184,456	8,214
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	243,000	5,186
The AES Corp.	2,731,715	31,114
		36,300
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,386,952	28,280
NiSource, Inc.	698,474	17,001
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	592,029	$ 25,700
Sempra Energy	750,345	49,673
		120,654
TOTAL UTILITIES		462,047
TOTAL COMMON STOCKS (Cost $10,748,046)		13,125,808
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (q)	893,724	6,429
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,519)		6,429
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (g)	$ 20,636	20,903
Volkswagen International Finance NV 2.375% 3/22/17 (g)	10,000	10,328
		31,231
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,762
Comcast Corp.:
4.65% 7/15/42	5,049	5,392
5.15% 3/1/20	644	767
6.4% 3/1/40	6,097	8,023
COX Communications, Inc. 4.625% 6/1/13	3,612	3,720
Discovery Communications LLC 3.7% 6/1/15	5,116	5,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
5.15% 4/30/20	$ 7,276	$ 8,592
6.4% 4/30/40	6,271	8,138
News America Holdings, Inc. 7.75% 12/1/45	8,630	11,735
News America, Inc. 6.15% 2/15/41	9,222	11,348
Time Warner Cable, Inc.:
4.5% 9/15/42	5,093	5,071
5.5% 9/1/41	13,538	15,346
6.2% 7/1/13	2,729	2,854
6.75% 7/1/18	1,378	1,724
Time Warner, Inc.:
5.875% 11/15/16	4,125	4,884
6.2% 3/15/40	3,821	4,697
6.5% 11/15/36	2,758	3,449
		107,987
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	824
TOTAL CONSUMER DISCRETIONARY		140,042
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,331	1,359
3.25% 5/15/22	1,578	1,636
Diageo Capital PLC 5.2% 1/30/13	4,139	4,219
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,811
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,840
5.875% 1/15/36	6,416	7,676
6.375% 6/15/14	482	527
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	5,490	5,958
		27,026
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	695
Kraft Foods, Inc.:
6.5% 2/9/40	3,854	5,316
6.75% 2/19/14	436	474
		6,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	$ 4,604	$ 4,591
4.25% 8/9/42	4,604	4,500
9.7% 11/10/18	16,451	23,620
Philip Morris International, Inc. 1.125% 8/21/17	24,419	24,374
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,223
7.25% 6/15/37	7,569	9,708
		71,016
TOTAL CONSUMER STAPLES		104,527
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,554	6,949
5.35% 3/15/20 (g)	6,637	7,281
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,099
5% 10/1/21	2,791	3,050
6.5% 4/1/20	1,091	1,287
Transocean, Inc.:
5.05% 12/15/16	4,522	5,009
6.375% 12/15/21	5,971	7,198
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,130
5.15% 3/15/13	2,673	2,730
		43,733
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	830
6.375% 9/15/17	13,514	16,161
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,282	5,380
Duke Capital LLC 6.25% 2/15/13	809	829
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,435	1,545
6.45% 11/3/36 (g)	6,493	7,497
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,258
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,264
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,644
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 715	$ 783
5.65% 4/1/13	563	577
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	382
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,837
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,430
Motiva Enterprises LLC 6.85% 1/15/40 (g)	4,294	5,662
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,944
Nexen, Inc. 5.2% 3/10/15	1,067	1,161
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,293
7.875% 3/15/19	7,382	9,153
Petroleos Mexicanos:
4.875% 1/24/22 (g)	1,430	1,605
5.5% 1/21/21	7,423	8,666
5.5% 6/27/44 (g)	6,720	7,308
6% 3/5/20	952	1,135
6.5% 6/2/41 (g)	8,760	10,884
Phillips 66:
4.3% 4/1/22 (g)	6,038	6,580
5.875% 5/1/42 (g)	5,485	6,484
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,381	3,575
3.95% 9/15/15	149	161
4.25% 9/1/12	718	718
6.125% 1/15/17	1,940	2,301
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,472
5.5% 9/30/14 (g)	5,137	5,535
5.832% 9/30/16 (g)	1,121	1,222
6.332% 9/30/27 (g)	5,910	6,988
6.75% 9/30/19 (g)	3,177	3,939
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,289
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	571
Spectra Energy Capital, LLC 5.65% 3/1/20	455	525
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,352
4.6% 6/15/21	1,733	1,882
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	$ 4,215	$ 4,457
Western Gas Partners LP 5.375% 6/1/21	7,979	8,862
		177,654
TOTAL ENERGY		221,387
FINANCIALS - 3.2%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	3,840	4,063
Goldman Sachs Group, Inc.:
5.95% 1/18/18	4,684	5,269
6.15% 4/1/18	1,671	1,900
Lazard Group LLC:
6.85% 6/15/17	4,528	5,108
7.125% 5/15/15	1,616	1,773
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	5,110	5,138
6.4% 8/28/17	4,179	4,749
Morgan Stanley:
5.5% 7/28/21	7,030	7,212
5.625% 9/23/19	1,795	1,858
5.75% 1/25/21	2,403	2,483
7.3% 5/13/19	6,528	7,367
		46,920
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	8,427	9,173
BB&T Corp. 3.95% 3/22/22	6,787	7,330
Credit Suisse New York Branch 6% 2/15/18	15,195	16,877
Discover Bank:
7% 4/15/20	3,831	4,509
8.7% 11/18/19	2,425	3,070
Fifth Third Bancorp:
4.5% 6/1/18	584	634
8.25% 3/1/38	4,070	5,690
Fifth Third Bank 4.75% 2/1/15	951	1,014
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	4,393	4,393
HBOS PLC 6.75% 5/21/18 (g)	560	553
HSBC Holdings PLC 4% 3/30/22	5,850	6,276
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,278
JPMorgan Chase Bank 6% 10/1/17	2,460	2,897
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,765	$ 3,092
5.8% 7/1/14	5,776	6,190
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,840
5% 1/17/17	9,004	10,094
5.25% 9/4/12	2,221	2,221
Regions Bank:
6.45% 6/26/37	9,201	9,213
7.5% 5/15/18	3,852	4,488
Regions Financial Corp.:
5.75% 6/15/15	1,443	1,533
7.75% 11/10/14	6,740	7,466
UnionBanCal Corp. 5.25% 12/16/13	777	813
Wachovia Corp.:
5.625% 10/15/16	3,991	4,596
5.75% 6/15/17	2,371	2,830
Wells Fargo & Co. 3.676% 6/15/16	3,236	3,521
		124,591
Consumer Finance - 0.4%
Capital One Financial Corp. 2.15% 3/23/15	20,318	20,810
Discover Financial Services:
5.2% 4/27/22	1,290	1,372
6.45% 6/12/17	12,103	13,712
Ford Motor Credit Co. LLC 2.5% 1/15/16	16,000	16,005
General Electric Capital Corp. 5.625% 9/15/17	15,752	18,615
HSBC USA, Inc. 2.375% 2/13/15	8,675	8,889
		79,403
Diversified Financial Services - 0.5%
Bank of America Corp.:
3.875% 3/22/17	7,618	8,027
5.65% 5/1/18	1,270	1,419
5.7% 1/24/22	12,760	14,439
5.75% 12/1/17	11,990	13,408
5.875% 2/7/42	5,117	5,815
BP Capital Markets PLC:
3.625% 5/8/14	4,599	4,828
4.5% 10/1/20	961	1,119
4.742% 3/11/21	6,000	7,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 4,813	$ 4,957
Citigroup, Inc.:
2.25% 8/7/15	5,000	5,043
4.75% 5/19/15	11,282	12,112
6.125% 5/15/18	1,701	1,973
6.5% 8/19/13	19,655	20,671
JPMorgan Chase & Co. 3.15% 7/5/16	10,650	11,276
TECO Finance, Inc. 4% 3/15/16	1,828	1,982
		114,113
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,028
4.875% 6/1/22	3,000	3,272
Aon Corp.:
3.125% 5/27/16	4,391	4,638
3.5% 9/30/15	3,180	3,353
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	486
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	1,750	1,785
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	11,774	12,663
5.375% 3/15/17	287	314
6.625% 4/15/42	9,968	11,222
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	8,953
6.5% 3/15/35 (g)	1,315	1,412
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	5,008
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,078
MetLife, Inc.:
5% 6/15/15	941	1,045
6.75% 6/1/16	5,158	6,169
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	464
5.125% 6/10/14 (g)	4,625	4,972
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,647
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,329
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,566
Pacific LifeCorp 6% 2/10/20 (g)	5,390	6,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.875% 1/14/15	$ 5,340	$ 5,663
5.15% 1/15/13	2,934	2,982
6.2% 11/15/40	2,535	2,989
7.375% 6/15/19	2,520	3,173
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,479
Unum Group:
5.625% 9/15/20	3,667	4,051
5.75% 8/15/42	5,242	5,405
7.125% 9/30/16	869	1,012
		137,160
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	2,029
AvalonBay Communities, Inc. 4.95% 3/15/13	296	302
Boston Properties, Inc. 3.85% 2/1/23	4,358	4,562
BRE Properties, Inc. 5.5% 3/15/17	977	1,109
Camden Property Trust:
5.375% 12/15/13	3,103	3,257
5.875% 11/30/12	542	548
DDR Corp. 4.625% 7/15/22	2,262	2,346
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,964	6,393
7.5% 4/1/17	4,622	5,411
Duke Realty LP:
4.375% 6/15/22	3,546	3,707
4.625% 5/15/13	967	987
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,372
6.75% 3/15/20	560	675
8.25% 8/15/19	2,489	3,148
Equity One, Inc.:
5.375% 10/15/15	948	1,023
6% 9/15/17	717	798
6.25% 12/15/14	1,000	1,084
6.25% 1/15/17	399	445
Federal Realty Investment Trust:
5.4% 12/1/13	355	373
5.9% 4/1/20	1,860	2,227
6.2% 1/15/17	501	583
HCP, Inc. 3.15% 8/1/22	7,000	6,835
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 4.125% 4/1/19	$ 13,700	$ 14,415
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,818
6.25% 6/15/17	996	1,093
6.65% 1/15/18	676	750
Washington (REIT) 5.25% 1/15/14	476	497
		70,610
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,160
BioMed Realty LP:
3.85% 4/15/16	7,000	7,316
4.25% 7/15/22	2,970	3,100
6.125% 4/15/20	2,467	2,878
Brandywine Operating Partnership LP 5.7% 5/1/17	129	141
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,866
5.25% 3/15/21	4,138	4,570
ERP Operating LP:
4.625% 12/15/21	12,970	14,876
4.75% 7/15/20	5,288	5,990
5.5% 10/1/12	382	383
5.75% 6/15/17	2,042	2,406
Liberty Property LP:
4.125% 6/15/22	3,041	3,156
4.75% 10/1/20	7,482	8,153
5.125% 3/2/15	1,229	1,320
5.5% 12/15/16	1,772	1,987
Mack-Cali Realty LP:
4.5% 4/18/22	1,907	2,021
7.75% 8/15/19	1,036	1,273
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,167
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,258	2,304
5.5% 1/15/14 (g)	816	836
5.7% 4/15/17 (g)	1,991	2,082
Regency Centers LP:
4.95% 4/15/14	494	518
5.25% 8/1/15	1,725	1,878
5.875% 6/15/17	877	1,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,640	$ 2,816
6.75% 5/15/14	5,698	6,163
Tanger Properties LP:
6.125% 6/1/20	9,256	10,984
6.15% 11/15/15	1,254	1,400
		98,752
TOTAL FINANCIALS		671,549
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	17,224	18,836
Celgene Corp. 2.45% 10/15/15	907	939
		19,775
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc.:
4.75% 11/15/21 (g)	10,952	12,640
6.125% 11/15/41 (g)	5,466	7,131
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,652
6.3% 8/15/14	2,925	3,170
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,175
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,820
4.125% 9/15/20	5,031	5,468
		34,056
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,133
TOTAL HEALTH CARE		54,964
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	892
6.375% 6/1/19 (g)	5,000	5,971
		6,863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,631	$ 2,775
6.9% 7/2/19	798	863
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,522	1,591
8.36% 1/20/19	1,259	1,366
		6,595
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	18,995	20,003
5.05% 3/1/41	8,624	9,904
Norfolk Southern Corp. 3% 4/1/22	13,653	14,156
		44,063
TOTAL INDUSTRIALS		57,521
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,940
6% 10/1/12	4,552	4,570
6.55% 10/1/17	1,119	1,353
		9,863
Office Electronics - 0.1%
Xerox Corp.:
1.8679% 9/13/13 (m)	10,110	10,180
4.25% 2/15/15	545	580
4.5% 5/15/21	2,447	2,572
		13,332
TOTAL INFORMATION TECHNOLOGY		23,195
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	10,939	12,139
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,388
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,433
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	$ 6,889	$ 7,434
6.375% 11/30/12 (g)	1,618	1,637
Vale Overseas Ltd.:
4.375% 1/11/22	6,000	6,154
6.25% 1/23/17	2,726	3,125
		19,783
TOTAL MATERIALS		34,310
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.8% 5/15/36	9,241	12,642
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,574
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,671
6.45% 6/15/21	3,263	3,644
7.6% 9/15/39	1,011	1,046
Embarq Corp. 7.995% 6/1/36	3,741	4,142
Telefonica Emisiones SAU 5.462% 2/16/21	4,994	4,594
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,341
6.25% 4/1/37	4,611	6,123
		40,777
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 3/30/15	1,082	1,155
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	3,616	3,696
5.875% 10/1/19	8,810	10,362
6.35% 3/15/40	2,500	2,945
Vodafone Group PLC 5% 12/16/13	2,696	2,849
		21,007
TOTAL TELECOMMUNICATION SERVICES		61,784
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	393
AmerenUE 6.4% 6/15/17	3,507	4,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 4,829	$ 5,092
Duke Capital LLC 5.668% 8/15/14	2,413	2,601
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,410	6,106
6.4% 9/15/20 (g)	10,602	12,253
Edison International 3.75% 9/15/17	4,275	4,571
Enel Finance International SA 5.7% 1/15/13 (g)	305	308
FirstEnergy Corp. 7.375% 11/15/31	9,223	12,171
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,920
6.05% 8/15/21	6,625	7,372
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	5,050
3.75% 11/15/20	984	1,019
Nevada Power Co.:
6.5% 5/15/18	5,290	6,602
6.5% 8/1/18	1,844	2,312
Pennsylvania Electric Co. 6.05% 9/1/17	618	710
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,870
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,909
		79,468
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	420
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,533
		2,953
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,777
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.7606% 9/30/66 (m)	13,426	12,223
7.5% 6/30/66 (m)	3,828	4,139
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,239
6.5% 9/15/37	3,287	4,491
National Grid PLC 6.3% 8/1/16	407	470
NiSource Finance Corp.:
4.45% 12/1/21	2,779	3,007
5.25% 9/15/17	682	786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43	$ 4,557	$ 5,046
5.4% 7/15/14	6,582	7,075
5.45% 9/15/20	980	1,120
5.8% 2/1/42	3,785	4,503
6.4% 3/15/18	1,557	1,864
6.8% 1/15/19	4,065	4,874
Sempra Energy 2.3% 4/1/17	7,119	7,446
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,554	3,763
		64,046
TOTAL UTILITIES		148,244
TOTAL NONCONVERTIBLE BONDS (Cost $1,363,957)		1,517,523
U.S. Government and Government Agency Obligations - 4.9%

U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	129,548	142,315
2.125% 2/15/41	44,924	66,568
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		208,883
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (i)	6,110	6,109
U.S. Treasury Bonds 3% 5/15/42	83,902	89,801
U.S. Treasury Notes:
0.5% 7/31/17	151,500	150,896
0.75% 6/30/17 (j)	40,000	40,338
0.875% 7/31/19	175,011	173,712
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 8/31/19	$ 195,000	$ 194,985
1.625% 8/15/22	155,000	156,017
TOTAL U.S. TREASURY OBLIGATIONS		811,858
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $990,501)		1,020,741
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 7.2%
2.558% 6/1/36 (m)	181	194
2.777% 7/1/37 (m)	544	585
3% 4/1/27 to 8/1/42	30,176	31,504
3% 9/1/27 (h)	9,100	9,603
3% 9/1/27 (h)	9,300	9,814
3% 9/1/27 (h)	8,000	8,442
3% 9/1/42 (h)	700	726
3% 9/1/42 (h)	195,900	203,280
3% 9/1/42 (h)	11,300	11,726
3% 9/1/42 (h)	184,600	191,554
3% 10/1/42 (h)	135,900	140,487
3.5% 1/1/21 to 8/1/42	25,483	27,231
3.5% 9/1/27 (h)	4,000	4,253
3.5% 7/1/42	84	90
3.5% 7/1/42	122	130
3.5% 8/1/42	156	167
3.5% 8/1/42	144	154
3.5% 9/1/42 (h)	268,800	285,012
3.5% 9/1/42 (h)	3,700	3,923
3.5% 9/1/42 (h)	7,300	7,740
4% 9/1/26 to 4/1/42	43,345	46,757
4% 9/1/41	132	142
4% 9/1/42 (h)	77,000	82,570
4.5% 6/1/18 to 7/1/41	31,845	34,882
4.5% 9/1/42 (h)	69,000	74,682
4.5% 9/1/42 (h)	5,600	6,061
5% 12/1/25 to 5/1/40	35,141	38,607
5% 9/1/42 (h)	1,300	1,420
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/42 (h)	$ 500	$ 546
5% 9/1/42 (h)	52,000	56,794
5.5% 9/1/24 to 3/1/40	40,142	44,126
5.5% 9/1/42 (h)	60,000	65,845
6% 6/1/35 to 4/1/40	52,455	57,935
6% 9/1/42 (h)	40,000	44,078
TOTAL FANNIE MAE		1,491,060
Freddie Mac - 0.8%
3.454% 10/1/35 (m)	259	278
3.5% 4/1/32 to 4/1/42	9,965	10,669
4% 6/1/24 to 11/1/41	16,220	17,650
4% 9/1/41	870	946
4% 9/1/42 (h)	23,000	24,606
4.5% 7/1/25 to 10/1/41	45,001	48,942
5% 3/1/19 to 9/1/40	29,059	31,672
5.5% 1/1/28 to 3/1/40	20,160	21,973
6% 7/1/37 to 8/1/37	1,077	1,185
6.5% 3/1/36	1,330	1,504
TOTAL FREDDIE MAC		159,425
Ginnie Mae - 0.8%
3% 10/1/42 (h)	11,300	11,837
3.5% 11/15/41 to 3/15/42	10,016	10,859
3.5% 9/1/42 (h)	1,200	1,299
4% 1/15/25 to 11/15/41	28,145	30,737
4.5% 5/15/39 to 4/15/41	53,616	59,455
5% 3/15/39 to 9/15/41	24,680	27,630
5.5% 12/15/31 to 1/15/39	1,304	1,460
6% 2/15/34 to 9/20/38	13,321	15,050
TOTAL GINNIE MAE		158,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,790,231)		1,808,812
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (m)	$ 1,086	$ 836
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (m)	424	346
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (m)	89	85
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	688	7
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	32,660	32,719
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (m)	85	64
Series 2004-R2 Class M3, 0.7855% 4/25/34 (m)	120	47
Series 2005-R2 Class M1, 0.6855% 4/25/35 (m)	2,266	2,030
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (m)	53	42
Series 2004-W11 Class M2, 0.9355% 11/25/34 (m)	616	433
Series 2004-W7 Class M1, 0.7855% 5/25/34 (m)	1,600	1,136
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (m)	1,429	432
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (m)	2,575	2,120
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (m)	64	0*
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(g)(m)	6,960	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (g)(m)	138	125
Class B, 0.987% 7/20/39 (g)(m)	290	130
Class C, 1.337% 7/20/39 (g)(m)	372	6
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (m)	1,978	788
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5055% 10/25/35 (m)	447	445
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (m)	129	128
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (m)	175	80
Series 2004-4 Class M2, 1.0305% 6/25/34 (m)	645	371
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (m)	43	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (m)	319	197
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0605% 3/25/34 (m)	$ 25	$ 10
Series 2006-FF14 Class A2, 0.2955% 10/25/36 (m)	462	457
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (m)	1,041	325
Class M4, 1.2555% 1/25/35 (m)	399	53
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (g)(m)	3,122	1,284
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	624	602
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (g)(m)	216	203
Series 2006-2A:
Class A, 0.4195% 11/15/34 (g)(m)	1,457	1,254
Class B, 0.5195% 11/15/34 (g)(m)	526	364
Class C, 0.6195% 11/15/34 (g)(m)	874	498
Class D, 0.9895% 11/15/34 (g)(m)	332	103
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (g)(m)	1,540	1,481
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (m)	376	293
Series 2003-3 Class M1, 1.5255% 8/25/33 (m)	745	623
Series 2003-5 Class A2, 0.9355% 12/25/33 (m)	36	30
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (m)	1,642	549
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (m)	3,185	44
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (m)	1,641	1,507
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (m)	570	512
Series 2006-A Class 2C, 1.6106% 3/27/42 (m)	2,909	138
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	9	9
Class C, 5.691% 10/20/28 (g)	4	4
Class D, 6.01% 10/20/28 (g)	48	49
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (m)	861	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (m)	163	104
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (m)	506	336
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (m)	1,582	1,428
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (m)	2,995	2,411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (m)	$ 63	$ 50
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (m)	439	264
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (m)	457	54
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,638	21
Series 2006-4 Class D, 1.3355% 5/25/32 (m)	2,225	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (m)	1,566	1,012
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(g)(m)	621	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(g)(m)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (m)	585	255
Class M4, 1.6855% 9/25/34 (m)	750	170
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (m)	1,620	926
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (m)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (m)	1,392	1,009
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (g)(m)	444	434
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (m)	1,396	845
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (m)	70	24
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	475	487
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (m)	32	29
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (g)(m)	2,177	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (g)(m)	1,964	1,296
TOTAL ASSET-BACKED SECURITIES (Cost $60,917)		64,180
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (g)(m)(o)	27,699	979
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (m)	1,962	1,689
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	616
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (g)(m)	8	8
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (m)	1,183	1,139
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (g)(m)	6,713	6,545
Series 2006-3 Class M2, 0.517% 12/20/54 (m)	5,460	4,750
Series 2006-4:
Class B1, 0.417% 12/20/54 (m)	4,556	4,157
Class M1, 0.577% 12/20/54 (m)	1,198	1,042
Series 2007-1:
Class 1B1, 0.377% 12/20/54 (m)	4,650	4,243
Class 1M1, 0.537% 12/20/54 (m)	1,611	1,402
Class 2M1, 0.737% 12/20/54 (m)	2,067	1,798
Series 2007-2 Class 2C1, 1.098% 12/17/54 (m)	2,864	2,162
sequential payer Series 2006-3 Class B2, 0.407% 12/20/54 (m)	5,461	4,983
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (m)	472	374
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,532	1,620
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (m)	1,956	1,506
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	682
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (m)	$ 848	$ 543
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (m)	1,476	1,158
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (m)	2,048	1,665
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (g)(m)	1,153	919
Class B6, 3.0903% 7/10/35 (g)(m)	245	194
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (g)(m)	221	212
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	62
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (m)	38	33
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (m)	333	311
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (m)	3,513	3,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,173)		47,813
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (m)	153	154
Class PS1, 1.2297% 2/14/43 (m)(o)	747	22
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (m)	1,083	1,146
Series 2006-5:
Class A2, 5.317% 9/10/47	3,817	3,838
Class A3, 5.39% 9/10/47	1,832	1,944
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,872
Series 2007-4 Class A3, 5.7921% 2/10/51 (m)	1,291	1,342
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	76
Series 2007-3:
Class A3, 5.6612% 6/10/49 (m)	2,194	2,237
Class A4, 5.6612% 6/10/49 (m)	2,739	3,133
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,878	$ 3,297
Series 2004-2 Class A4, 4.153% 11/10/38	1,406	1,445
Series 2005-1 Class A3, 4.877% 11/10/42	469	469
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	735
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	4,082	4,299
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (g)(m)	564	558
Class D, 0.5995% 3/15/22 (g)(m)	572	564
Class E, 0.6395% 3/15/22 (g)(m)	472	463
Class F, 0.7095% 3/15/22 (g)(m)	676	656
Class G, 0.7695% 3/15/22 (g)(m)	438	416
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (g)(m)	115	111
Class E, 0.4795% 10/15/19 (g)(m)	956	903
Class F, 0.5495% 10/15/19 (g)(m)	2,868	2,696
Class G, 0.5695% 10/15/19 (g)(m)	1,350	1,255
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (g)(m)	65	47
Series 2004-1:
Class A, 0.5955% 4/25/34 (g)(m)	1,120	988
Class B, 2.1355% 4/25/34 (g)(m)	125	73
Class M1, 0.7955% 4/25/34 (g)(m)	101	72
Class M2, 1.4355% 4/25/34 (g)(m)	93	65
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (g)(m)	1,525	1,100
Class M1, 0.6655% 8/25/35 (g)(m)	83	49
Class M2, 0.7155% 8/25/35 (g)(m)	137	74
Class M3, 0.7355% 8/25/35 (g)(m)	76	37
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (g)(m)	536	421
Class M1, 0.6755% 11/25/35 (g)(m)	70	40
Class M2, 0.7255% 11/25/35 (g)(m)	89	48
Class M3, 0.7455% 11/25/35 (g)(m)	80	41
Class M4, 0.8355% 11/25/35 (g)(m)	100	47
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (g)(m)	1,392	986
Class B1, 1.6355% 1/25/36 (g)(m)	120	18
Class M1, 0.6855% 1/25/36 (g)(m)	449	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7055% 1/25/36 (g)(m)	$ 135	$ 78
Class M3, 0.7355% 1/25/36 (g)(m)	197	105
Class M4, 0.8455% 1/25/36 (g)(m)	109	53
Class M5, 0.8855% 1/25/36 (g)(m)	109	36
Class M6, 0.9355% 1/25/36 (g)(m)	116	31
Series 2006-1:
Class A2, 0.5955% 4/25/36 (g)(m)	215	159
Class M1, 0.6155% 4/25/36 (g)(m)	77	46
Class M2, 0.6355% 4/25/36 (g)(m)	81	45
Class M3, 0.6555% 4/25/36 (g)(m)	70	36
Class M4, 0.7555% 4/25/36 (g)(m)	40	18
Class M5, 0.7955% 4/25/36 (g)(m)	39	14
Class M6, 0.8755% 4/25/36 (g)(m)	77	26
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (g)(m)	3,201	2,257
Class A2, 0.5155% 7/25/36 (g)(m)	190	135
Class B1, 1.1055% 7/25/36 (g)(m)	71	10
Class B3, 2.9355% 7/25/36 (g)(m)	67	2
Class M1, 0.5455% 7/25/36 (g)(m)	200	65
Class M2, 0.5655% 7/25/36 (g)(m)	141	42
Class M3, 0.5855% 7/25/36 (g)(m)	117	26
Class M4, 0.6555% 7/25/36 (g)(m)	79	17
Class M5, 0.7055% 7/25/36 (g)(m)	97	19
Class M6, 0.7755% 7/25/36 (g)(m)	145	23
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (g)(m)	4	0*
Class M4, 0.6655% 10/25/36 (g)(m)	157	24
Class M5, 0.7155% 10/25/36 (g)(m)	188	12
Class M6, 0.7955% 10/25/36 (g)(m)	369	9
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (g)(m)	809	549
Class A2, 0.5055% 12/25/36 (g)(m)	3,952	1,841
Class B1, 0.9355% 12/25/36 (g)(m)	78	2
Class M1, 0.5255% 12/25/36 (g)(m)	263	54
Class M2, 0.5455% 12/25/36 (g)(m)	175	27
Class M3, 0.5755% 12/25/36 (g)(m)	176	24
Class M4, 0.6355% 12/25/36 (g)(m)	213	24
Class M5, 0.6755% 12/25/36 (g)(m)	195	16
Class M6, 0.7555% 12/25/36 (g)(m)	175	10
Series 2007-1 Class A2, 0.5055% 3/25/37 (g)(m)	810	436
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (g)(m)	$ 771	$ 434
Class A2, 0.5555% 7/25/37 (g)(m)	723	240
Class B1, 1.8355% 7/25/37 (g)(m)	105	1
Class M1, 0.6055% 7/25/37 (g)(m)	253	66
Class M2, 0.6455% 7/25/37 (g)(m)	139	17
Class M3, 0.7255% 7/25/37 (g)(m)	140	14
Class M4, 0.8855% 7/25/37 (g)(m)	278	22
Class M5, 0.9855% 7/25/37 (g)(m)	245	17
Class M6, 1.2355% 7/25/37 (g)(m)	311	16
Series 2007-3:
Class A2, 0.5255% 7/25/37 (g)(m)	827	420
Class B1, 1.1855% 7/25/37 (g)(m)	184	12
Class B2, 1.8355% 7/25/37 (g)(m)	433	24
Class M1, 0.5455% 7/25/37 (g)(m)	165	38
Class M2, 0.5755% 7/25/37 (g)(m)	176	31
Class M3, 0.6055% 7/25/37 (g)(m)	276	38
Class M4, 0.7355% 7/25/37 (g)(m)	434	51
Class M5, 0.8355% 7/25/37 (g)(m)	227	23
Class M6, 1.0355% 7/25/37 (g)(m)	173	15
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (g)(m)	293	18
Class M2, 1.2855% 9/25/37 (g)(m)	293	15
Class M4, 1.8355% 9/25/37 (g)(m)	742	30
Class M5, 1.9855% 9/25/37 (g)(m)	742	23
Class M6, 2.1855% 9/25/37 (g)(m)	486	12
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	2,255	91
Series 2007-5A, Class IO, 4.1484% 10/25/37 (g)(m)(o)	5,767	499
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (g)(m)	439	424
Class J, 1.0895% 3/15/19 (g)(m)	447	409
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (g)(m)	653	590
Class E, 0.5395% 3/15/22 (g)(m)	3,391	2,994
Class F, 0.5895% 3/15/22 (g)(m)	2,081	1,795
Class G, 0.6395% 3/15/22 (g)(m)	534	450
Class H, 0.7895% 3/15/22 (g)(m)	653	537
Class J, 0.9395% 3/15/22 (g)(m)	653	521
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	$ 301	$ 303
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,274	3,413
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (m)	769	901
Class AAB, 5.7154% 6/11/40 (m)	6,095	6,557
Series 2007-PW18:
Class A2, 5.613% 6/11/50	280	286
Class A4, 5.7% 6/11/50	5,820	6,827
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,849
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (g)(m)(o)	13,836	113
Series 2006-T22 Class A4, 5.5391% 4/12/38 (m)	164	188
Series 2006-T24 Class X2, 0.4455% 10/12/41 (g)(m)(o)	3,433	16
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (g)(m)(o)	92,485	864
Series 2007-T28 Class X2, 0.1576% 9/11/42 (g)(m)(o)	49,759	265
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (g)(m)	772	668
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,592
Class XCL, 1.331% 5/15/35 (g)(m)(o)	5,266	103
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (g)(m)	127	126
Class H, 0.6093% 8/15/21 (g)(m)	468	447
Series 2007-C6:
Class A2, 5.7002% 12/10/49 (m)	1,062	1,062
Class A4, 5.7002% 12/10/49 (m)	4,371	5,103
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (m)	839	860
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,109
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,352
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (m)	1,314	1,412
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	572
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (g)(m)	$ 138	$ 126
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (g)(m)	807	766
Class D, 0.5795% 11/15/17 (g)(m)	42	39
Class E, 0.6295% 11/15/17 (g)(m)	149	137
Class F, 0.6895% 11/15/17 (g)(m)	164	149
Class G, 0.7395% 11/15/17 (g)(m)	114	101
Series 2006-CN2A:
Class A2FL, 0.4643% 2/5/19 (g)(m)	1,454	1,422
Class AJFL, 0.5043% 2/5/19 (m)	890	870
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (g)(m)	1,872	1,709
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,821
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,717	1,721
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,146
Series 2007-C9 Class A4, 5.8111% 12/10/49 (m)	2,907	3,432
Series 2006-C8 Class XP, 0.4663% 12/10/46 (m)(o)	16,244	101
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,803
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	3,324	3,354
Class A3, 5.542% 1/15/49 (m)	2,628	2,933
Series 2007-C3 Class A4, 5.6792% 6/15/39 (m)	790	872
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,838	3,887
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (m)(o)	11,239	92
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,328
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (g)(m)	4,688	3,715
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	600	626
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (m)(o)	344	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (g)(m)(o)	1,187	1
Series 2006-C1 Class A3, 5.4157% 2/15/39 (m)	4,694	4,805
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (g)(m)	$ 497	$ 465
Class C:
0.4095% 2/15/22 (g)(m)	2,047	1,896
0.5095% 2/15/22 (g)(m)	731	662
Class F, 0.5595% 2/15/22 (g)(m)	1,462	1,310
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (m)(o)	19,061	107
Class B, 5.487% 2/15/40 (g)(m)	2,009	256
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (g)	123	123
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,960
Series 2001-1 Class X1, 1.4912% 5/15/33 (g)(m)(o)	863	11
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)	20,244	66
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (g)(m)	494	469
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,296	2,365
Series 2007-GG9 Class A4, 5.444% 3/10/39	17,490	19,797
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (m)	548	548
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (g)(m)(o)	25,003	129
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (g)(m)	298	296
Class F, 0.6858% 6/6/20 (g)(m)	916	903
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (g)(m)	1,650	1,634
Class D, 2.2018% 3/6/20 (g)(m)	3,090	3,061
Class F, 2.6334% 3/6/20 (g)(m)	136	135
Class G, 2.7903% 3/6/20 (g)(m)	67	66
Class H, 3.3004% 3/6/20 (g)(m)	62	62
Class J, 4.0852% 3/6/20 (g)(m)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,167	3,170
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	393	399
Series 2007-GG10 Class A2, 5.778% 8/10/45	294	298
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (g)(m)	$ 655	$ 638
Class C, 0.4495% 11/15/18 (g)(m)	465	448
Class D, 0.4695% 11/15/18 (g)(m)	207	195
Class E, 0.5195% 11/15/18 (g)(m)	297	274
Class F, 0.5695% 11/15/18 (g)(m)	446	394
Class G, 0.5995% 11/15/18 (g)(m)	386	326
Class H, 0.7395% 11/15/18 (g)(m)	297	239
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (m)	3,229	3,301
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	962
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	419	440
Class A3, 5.336% 5/15/47	5,183	5,861
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (m)	4,608	5,342
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (m)	2,882	2,968
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,929	1,944
Class A3, 5.42% 1/15/49	18,477	21,088
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,723	1,747
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	345
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (m)	112	37
Class C, 5.7337% 2/12/49 (m)	294	62
Class D, 5.7337% 2/12/49 (m)	309	63
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	108	9
Class ES, 5.5652% 1/15/49 (g)(m)	679	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (m)	1,054	1,239
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	178
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	72	72
Series 2006-C7:
Class A2, 5.3% 11/15/38	764	777
Class A3, 5.347% 11/15/38	979	1,121
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,678
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (m)(o)	$ 5,603	$ 39
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (m)(o)	2,095	13
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,919
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (m)(o)	84,375	552
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (g)(m)	421	400
Class E, 0.5295% 9/15/21 (g)(m)	1,518	1,404
Class F, 0.5795% 9/15/21 (g)(m)	1,255	1,129
Class G, 0.5995% 9/15/21 (g)(m)	2,478	2,169
Class H, 0.6395% 9/15/21 (g)(m)	639	537
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (g)(m)	1,143	751
Series 2006-C1 Class A2, 5.6141% 5/12/39 (m)	1,164	1,190
Series 2007-C1 Class A4, 5.8461% 6/12/50 (m)	4,974	5,613
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,289
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (m)	132	132
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (m)	1,394	1,393
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	961	1,011
Series 2007-5:
Class A3, 5.364% 8/12/48	512	519
Class B, 5.479% 8/12/48	3,942	968
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	10,897	12,129
Series 2007-7 Class A4, 5.7386% 6/12/50 (m)	4,599	5,029
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	4,518	4,656
Series 2006-4 Class XP, 0.617% 12/12/49 (m)(o)	20,146	278
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	329
Series 2007-7 Class B, 5.7386% 6/12/50 (m)	114	8
Series 2007-8 Class A3, 5.9634% 8/12/49 (m)	1,133	1,293
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (g)(m)	393	247
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (g)(m)	754	682
Class D, 0.43% 10/15/20 (g)(m)	732	648
Class E, 0.49% 10/15/20 (g)(m)	916	779
Class F, 0.54% 10/15/20 (g)(m)	550	456
Class G, 0.58% 10/15/20 (g)(m)	680	528
Class H, 0.67% 10/15/20 (g)(m)	428	278
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.82% 10/15/20 (g)(m)	$ 250	$ 100
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,242	1,258
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	666	701
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (g)(m)(o)	8,835	9
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (m)	404	410
Class A4, 5.7237% 10/15/42 (m)	394	447
Series 2006-T23 Class A3, 5.809% 8/12/41 (m)	671	697
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	2,224
Class AAB, 5.654% 4/15/49	3,406	3,675
Class B, 5.7187% 4/15/49 (m)	323	96
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (g)(m)	1,791	1,540
Class F, 0.578% 9/15/21 (g)(m)	2,061	1,690
Class G, 0.598% 9/15/21 (g)(m)	1,953	1,523
Class J, 0.838% 9/15/21 (g)(m)	434	286
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (g)(m)	4,581	3,372
Class LXR1, 0.9395% 6/15/20 (g)(m)	162	140
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	834	840
Series 2003-C8 Class A3, 4.445% 11/15/35	4,548	4,610
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,655
Series 2007-C30:
Class A3, 5.246% 12/15/43	419	423
Class A4, 5.305% 12/15/43	386	415
Class A5, 5.342% 12/15/43	17,206	19,046
Series 2007-C31 Class A4, 5.509% 4/15/47	12,470	14,134
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)	624	623
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,214
Series 2005-C22:
Class B, 5.3564% 12/15/44 (m)	2,914	2,018
Class F, 5.3564% 12/15/44 (g)(m)	2,191	429
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	8,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	$ 3,942	$ 1,110
Class D, 5.513% 12/15/43 (m)	2,102	426
Class XP, 0.4723% 12/15/43 (g)(m)(o)	11,372	83
Series 2007-C31 Class C, 5.6821% 4/15/47 (m)	361	81
Series 2007-C31A Class A2, 5.421% 4/15/47	7,547	7,829
Series 2007-C32:
Class D, 5.7418% 6/15/49 (m)	987	266
Class E, 5.7418% 6/15/49 (m)	1,556	367
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (m)	870	1,010
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $320,186)		394,726
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	2,300	2,388
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	985	1,279
7.3% 10/1/39	10,620	13,706
7.5% 4/1/34	8,780	11,439
7.55% 4/1/39	5,410	7,243
7.6% 11/1/40	6,110	8,281
7.625% 3/1/40	2,530	3,403
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,358
Series 2010-1, 6.63% 2/1/35	12,295	13,671
Series 2010-3:
6.725% 4/1/35	2,025	2,274
7.35% 7/1/35	1,640	1,948
Series 2011, 5.877% 3/1/19	2,005	2,242
5.1% 6/1/33	5,220	5,047
TOTAL MUNICIPAL SECURITIES (Cost $75,809)		79,279
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,586)	3,319	3,975
Fixed-Income Funds - 14.5%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (n)	3,538,209	$ 401,162
Fidelity High Income Central Fund 2 (n)	5,394,857	614,582
Fidelity Mortgage Backed Securities Central Fund (n)	17,940,819	1,971,158
TOTAL FIXED-INCOME FUNDS (Cost $2,752,455)		2,986,902
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b)	403,928,601	403,929
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	69,757,970	69,758
TOTAL MONEY MARKET FUNDS (Cost $473,687)		473,687
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $18,621,067)		21,529,875
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(911,147)
NET ASSETS - 100%		$ 20,618,728
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (183,000)	(189,894)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(2,300)	(2,387)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(184,600)	(191,554)
3.5% 9/1/42	(139,000)	(147,383)
4% 9/1/42	(31,400)	(33,672)
4.5% 9/1/42	(30,000)	(32,470)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/42	$ (36,800)	$ (40,192)
5.5% 9/1/42	(17,000)	(18,656)
6% 9/1/42	(43,000)	(47,384)
TOTAL FANNIE MAE		(727,044)
Freddie Mac
5% 9/1/42	(7,000)	(7,588)
Ginnie Mae
3.5% 9/1/42	(7,300)	(7,902)
3.5% 9/1/42	(3,700)	(4,005)
TOTAL GINNIE MAE		(11,907)
TOTAL TBA SALE COMMITMENTS (Proceeds $743,971)		$ (746,539)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,537 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 107,982	$ 7,700

The face value of futures purchased as a percentage of net assets is 0.5%
Swap Agreements
	Expiration Date	Notional Amount (000s) (l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000) (k)

	Sept. 2037	$ 5,588	$ (5,303)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	4,551	(4,318)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000) (k)	Sept. 2037	602	(572)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	4,551	(4,318)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000) (k)	Sept. 2037	4,383	(4,160)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000) (k)

	Sept. 2037	$ 3,848	$ (3,651)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)	Dec. 2034	562	(542)
		$ 24,085	$ (22,864)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,199,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,699,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $27,704,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,582,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 8,190
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 767
Fidelity Corporate Bond 1-10 Year Central Fund	16,659
Fidelity High Income Central Fund 2	39,969
Fidelity Mortgage Backed Securities Central Fund	44,833
Fidelity Securities Lending Cash Central Fund	1,552
Total	$ 103,780
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 401,162	58.3%
Fidelity High Income Central Fund 2	533,410	39,969	-	614,582	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	541,089	76,845	1,971,158	12.6%
Total	$ 2,402,753	$ 581,058	$ 76,845	$ 2,986,902
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ -	$ 5,795	$ -	$ -	$ 5,542
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,315,967	$ 1,300,374	$ -	$ 15,593
Consumer Staples	1,479,674	1,424,505	55,169	-
Energy	1,477,952	1,477,952	-	-
Financials	1,922,380	1,894,913	17,234	10,233
Health Care	1,549,685	1,549,685	-	-
Industrials	1,351,489	1,351,489	-	-
Information Technology	2,844,848	2,844,848	-	-
Materials	417,661	417,661	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 310,534	$ 310,534	$ -	$ -
Utilities	462,047	462,047	-	-
Corporate Bonds	1,517,523	-	1,517,523	-
U.S. Government and Government Agency Obligations	1,020,741	-	1,020,741	-
U.S. Government Agency - Mortgage Securities	1,808,812	-	1,808,812	-
Asset-Backed Securities	64,180	-	56,298	7,882
Collateralized Mortgage Obligations	47,813	-	46,022	1,791
Commercial Mortgage Securities	394,726	-	365,749	28,977
Municipal Securities	79,279	-	79,279	-
Bank Notes	3,975	-	3,975	-
Fixed-Income Funds	2,986,902	2,986,902	-	-
Money Market Funds	473,687	473,687	-	-
Total Investments in Securities:	$ 21,529,875	$ 16,494,597	$ 4,970,802	$ 64,476
Derivative Instruments:
Assets
Futures Contracts	$ 7,700	$ 7,700	$ -	$ -
Liabilities
Swap Agreements	$ (22,864)	$ -	$ (22,322)	$ (542)
Total Derivative Instruments:	$ (15,164)	$ 7,700	$ (22,322)	$ (542)
Other Financial Instruments:
TBA Sale Commitments	$ (746,539)	$ -	$ (746,539)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (22,864)
Equity Risk
Futures Contracts (a)	7,700	-
Total Value of Derivatives	$ 7,700	$ (22,864)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	19.9%
AAA,AA,A	4.8%
BBB	6.7%
BB	0.8%
B	1.9%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.0%*
Equities	63.8%
Short-Term Investments and Net Other Assets	1.9%
100%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $68,346) - See accompanying schedule: Unaffiliated issuers (cost $15,389,130)	$ 18,063,744
Fidelity Central Funds (cost $3,226,142)	3,460,589
Other affiliated issuers (cost $5,795)	5,542
Total Investments (cost $18,621,067)		$ 21,529,875
Foreign currency held at value (cost $2,756)		2,756
Receivable for investments sold, regular delivery		637,453
Receivable for TBA sale commitments		743,971
Receivable for swap agreements		5
Receivable for fund shares sold		15,555
Dividends receivable		29,414
Interest receivable		28,064
Distributions receivable from Fidelity Central Funds		1,750
Receivable for daily variation margin on futures contracts		615
Other receivables		998
Total assets		22,990,456

Liabilities
Payable to custodian bank	$ 102
Payable for investments purchased Regular delivery	263,000
Delayed delivery	1,245,389
TBA sale commitments, at value	746,539
Payable for swap agreements	2,633
Payable for fund shares redeemed	9,164
Swap agreements, at value	22,864
Accrued management fee	6,974
Other affiliated payables	2,484
Other payables and accrued expenses	2,821
Collateral on securities loaned, at value	69,758
Total liabilities		2,371,728

Net Assets		$ 20,618,728
Net Assets consist of:
Paid in capital		$ 18,565,807
Undistributed net investment income		84,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(921,602)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,890,034
Net Assets		$ 20,618,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Balanced: Net Asset Value, offering price and redemption price per share ($15,016,156 ÷ 752,542 shares)	$ 19.95

Class K: Net Asset Value, offering price and redemption price per share ($5,602,572 ÷ 280,771 shares)	$ 19.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 232,301
Interest		177,782
Income from Fidelity Central Funds		103,780
Total income		513,863

Expenses
Management fee	$ 81,574
Transfer agent fees	28,381
Accounting and security lending fees	1,995
Custodian fees and expenses	342
Independent trustees' compensation	133
Registration fees	298
Audit	162
Legal	86
Miscellaneous	208
Total expenses before reductions	113,179
Expense reductions	(845)	112,334
Net investment income (loss)		401,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,409
Fidelity Central Funds	1,625
Foreign currency transactions	(129)
Futures contracts	8,596
Swap agreements	(16,533)
Total net realized gain (loss)		(1,032)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,823,727
Assets and liabilities in foreign currencies	(260)
Futures contracts	8,583
Swap agreements	15,494
Delayed delivery commitments	(5,308)
Total change in net unrealized appreciation (depreciation)		1,842,236
Net gain (loss)		1,841,204
Net increase (decrease) in net assets resulting from operations		$ 2,242,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,529	$ 410,670
Net realized gain (loss)	(1,032)	2,160,284
Change in net unrealized appreciation (depreciation)	1,842,236	115,234
Net increase (decrease) in net assets resulting from operations	2,242,733	2,686,188
Distributions to shareholders from net investment income	(379,925)	(410,590)
Distributions to shareholders from net realized gain	-	(9,407)
Total distributions	(379,925)	(419,997)
Share transactions - net increase (decrease)	(947,824)	(2,018,385)
Total increase (decrease) in net assets	914,984	247,806

Net Assets
Beginning of period	19,703,744	19,455,938
End of period (including undistributed net investment income of $84,489 and undistributed net investment income of $89,115, respectively)	$ 20,618,728	$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Income from Investment Operations
Net investment income (loss) B	.37	.35	.36	.38	.42
Net realized and unrealized gain (loss)	1.76	1.91	.88	(2.29)	(1.76)
Total from investment operations	2.13	2.26	1.24	(1.91)	(1.34)
Distributions from net investment income	(.35)	(.35)	(.36)	(.37)	(.43)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	(1.18)
Total distributions	(.35)	(.36)	(.37)	(.40)	(1.61)
Net asset value, end of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.71
Total Return A	11.89%	13.88%	8.06%	(10.48)%	(7.28)%
Ratios to Average Net Assets C, E
Expenses before reductions	.60%	.61%	.62%	.68%	.61%
Expenses net of fee waivers, if any	.60%	.61%	.62%	.68%	.61%
Expenses net of all reductions	.59%	.60%	.61%	.68%	.61%
Net investment income (loss)	1.98%	1.92%	2.18%	2.78%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 15,016	$ 15,602	$ 16,764	$ 17,225	$ 25,363
Portfolio turnover rate D	155%	193% F	122%	198% F	73% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.40	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.76	1.90	.88	(2.29)	(1.41)
Total from investment operations	2.16	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	-
Total distributions	(.38)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 19.95	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	12.03%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.10%	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,603	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	155%	193% J	122%	198% J	73% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K, shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,929,790
Gross unrealized depreciation	(276,783)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,653,007
Tax Cost	$ 18,876,868

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 64,654
Capital loss carryforward	$ (409,574)
Net unrealized appreciation (depreciation)	$ 2,626,534

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (409,574)

The Fund intends to elect to defer to its fiscal year ending August 31, 2013 approximately $228,149 of capital losses recognized during the period November 1, 2011 to August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 379,925	$ 419,997

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

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4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (16,533)	$ 15,494
Equity Risk
Futures Contracts	8,596	8,583
Totals (a)	$ (7,937)	$ 24,077

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $14,332,476 and $13,867,469, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 25,838.17
Class K	2,543.05
	$ 28,381

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $425 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

9. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period ended was $370. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $91. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,552 (including $38 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $836 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Balanced	$ 281,775	$ 328,396
Class K	98,150	82,194
Total	$ 379,925	$ 410,590
From net realized gain
Balanced	$ -	$ 7,916
Class K	-	1,491
Total	$ -	$ 9,407

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Balanced
Shares sold	101,057	117,364	$ 1,914,819	$ 2,150,235
Reinvestment of distributions	14,566	17,788	271,000	325,354
Shares redeemed	(221,553)	(307,092)	(4,157,808)	(5,576,894)
Net increase (decrease)	(105,930)	(171,940)	$ (1,971,989)	$ (3,101,305)
Class K
Shares sold	117,984	127,669	$ 2,217,745	$ 2,316,418
Reinvestment of distributions	5,255	4,546	98,150	83,685
Shares redeemed	(68,166)	(71,990)	(1,291,730)	(1,317,183)
Net increase (decrease)	55,073	60,225	$ 1,024,165	$ 1,082,920

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund'sexposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 4.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $158,947,790 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 14%, 43%, 69% and 69% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 17%, 51%, 86% and 87% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there were portfolio management changes for the fund in March 2012 and November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BAL-UANN-1012
1.789243.109

Fidelity®

Puritan®

Fund -
Class K

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class K A	12.43%	3.28%	6.95%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Class K shares returned 12.43%, trailing the 13.34% gain of the Fidelity Puritan Composite IndexSM. Stock selection hurt, but the negative impact was modestly offset by our overweighting in equities, which advanced strongly on an absolute basis. We benefited the most from fixed-income investments, including good picks and an underweighted stake in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. The biggest individual detractor was Green Mountain Coffee Roasters, which saw its stock fall as growth slowed and the company missed revenue and earnings estimates. In materials, we were hurt by two gold-related stocks: Australia-based Newcrest Mining and producer Goldcorp, both of which lost ground. Elsewhere, our investments in Facebook declined sharply following the social media company's May initial public offering. Apple was by far our top contributor, as its stock soared on strong sales and earnings. Michael Kors Holdings was additive, as this "affordable luxury" brand has seen fast growth of its apparel and accessories. Shares of media and cable company Comcast made a strong advance, and our outsized stake boosted results. Many of the stocks I've mentioned were not in the index, and some were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Puritan	.59%
Actual		$ 1,000.00	$ 1,029.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.48%
Actual		$ 1,000.00	$ 1,029.70	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.0
Microsoft Corp.	1.4	1.4
Chevron Corp.	1.4	1.6
General Electric Co.	1.3	0.6
The Coca-Cola Co.	1.3	1.3
	9.9
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.7	4.8
U.S. Treasury Obligations	5.4	8.9
Freddie Mac	2.4	2.2
Ginnie Mae	1.9	1.7
Wachovia Bank Commercial Mortgage Trust	0.5	0.4
	18.9
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.1	14.4
Financials	11.7	11.8
Consumer Discretionary	9.9	11.1
Health Care	9.1	7.7
Consumer Staples	8.8	8.5
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Stocks and Investment Companies 61.3%		Stocks and Investment Companies 62.6%
	Bonds 33.6%		Bonds 32.5%
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Other Investments 0.9%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.0%	** Foreign investments	12.2%

Percentages are adjusted for the effect of futures contracts and swap agreements, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 61.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 2,063
Automobiles - 0.3%
General Motors Co. (a)	2,170	46
Harley-Davidson, Inc.	607,600	25,495
Honda Motor Co. Ltd.	768,400	24,481
Motors Liquidation Co. GUC Trust (a)	28,150	403
Tesla Motors, Inc. (a)	128,800	3,673
		54,098
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	1,000	13
Dunkin' Brands Group, Inc.	1,148,000	33,441
McDonald's Corp.	308,600	27,617
Starbucks Corp.	895,600	44,431
Station Holdco LLC (a)(p)(q)	1,194,419	1,839
Station Holdco LLC warrants 6/15/18 (a)(p)(q)	75,658	4
Vail Resorts, Inc.	917,027	47,273
		154,618
Household Durables - 0.7%
D.R. Horton, Inc.	1,000,000	18,990
Lennar Corp. Class A	1,487,100	48,227
Toll Brothers, Inc. (a)	2,264,800	74,104
		141,321
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	452,800	112,399
Expedia, Inc.	546,400	28,063
Priceline.com, Inc. (a)	20,100	12,152
		152,614
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	211,548
Discovery Communications, Inc. (a)	760,900	41,728
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	1,945	15
Legend Pictures LLC (a)(p)(q)	49,141	52,538
Lions Gate Entertainment Corp. (a)(f)	1,355,900	20,040
Manchester United PLC	1,785,700	23,750
News Corp. Class A	4,192,300	98,058
Pandora Media, Inc. (a)(f)	529,694	6,351
Publicis Groupe SA	355,600	18,457
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	284,190	$ 14,059
Vertis Holdings, Inc. (a)	1,934	22
		486,566
Multiline Retail - 0.1%
PPR SA	202,600	31,650
Specialty Retail - 1.4%
Home Depot, Inc.	2,346,100	133,141
Limited Brands, Inc.	826,800	40,182
TJX Companies, Inc.	2,179,600	99,804
		273,127
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,155,400	19,183
Michael Kors Holdings Ltd.	1,079,961	58,264
NIKE, Inc. Class B	491,000	47,804
PVH Corp.	384,100	36,067
Ralph Lauren Corp.	327,700	51,990
Tumi Holdings, Inc. (f)	67,400	1,419
		214,727
TOTAL CONSUMER DISCRETIONARY		1,510,784
CONSUMER STAPLES - 8.1%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	867,700	73,043
Beam, Inc.	1,228,200	71,678
Britvic PLC	2,351,300	11,932
Diageo PLC sponsored ADR	195,300	21,331
Dr Pepper Snapple Group, Inc.	571,200	25,595
Monster Beverage Corp. (a)	657,700	38,758
The Coca-Cola Co.	6,860,400	256,579
		498,916
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	729,600	71,406
CVS Caremark Corp.	3,265,100	148,725
Drogasil SA	106,220	1,123
Wal-Mart Stores, Inc.	2,799,400	203,236
Whole Foods Market, Inc.	161,200	15,596
		440,086
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Kraft Foods, Inc. Class A	3,059,600	$ 127,065
Mead Johnson Nutrition Co. Class A	3,800	279
		127,344
Household Products - 0.2%
Kimberly-Clark Corp.	380,300	31,793
Procter & Gamble Co.	21,800	1,465
		33,258
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,029,200	61,701
Prestige Brands Holdings, Inc. (a)	2,182,251	35,047
		96,748
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	400,300	41,927
Japan Tobacco, Inc.	2,114,800	64,123
Lorillard, Inc.	566,400	71,089
Philip Morris International, Inc.	2,619,240	233,898
		411,037
TOTAL CONSUMER STAPLES		1,607,389
ENERGY - 6.7%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	673,700	36,858
Ensco PLC Class A	1,256,700	72,097
National Oilwell Varco, Inc.	519,900	40,968
Noble Corp.	1,426,100	54,391
Ocean Rig UDW, Inc. (United States)	1,484,049	24,828
Schlumberger Ltd.	621,300	44,970
		274,112
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	14,791	1,268
Cabot Oil & Gas Corp.	1,185,900	49,108
Cheniere Energy, Inc. (a)	136,900	2,021
Chevron Corp.	2,447,400	274,500
Energen Corp.	378,600	19,328
EQT Corp.	445,600	24,045
EV Energy Partners LP	575,724	36,138
Exxon Mobil Corp.	2,521,517	220,128
Marathon Petroleum Corp.	832,200	43,066
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,359,458	$ 115,568
Phillips 66	1,039,000	43,638
Pioneer Natural Resources Co.	439,100	42,751
Plains Exploration & Production Co. (a)	845,100	33,229
Suncor Energy, Inc.	751,000	23,473
Tesoro Corp.	542,500	21,559
Williams Companies, Inc.	3,101,900	100,098
		1,049,918
TOTAL ENERGY		1,324,030
FINANCIALS - 7.2%
Capital Markets - 0.4%
Apollo Global Management LLC Class A	1,112,300	14,749
Evercore Partners, Inc. Class A	1,013,500	25,033
HFF, Inc. (a)	900,200	11,973
Morgan Stanley	1,442,556	21,638
State Street Corp.	477,200	19,852
		93,245
Commercial Banks - 2.5%
BB&T Corp.	824,900	26,017
CIT Group, Inc. (a)	222,600	8,405
First Republic Bank	50,000	1,635
Huntington Bancshares, Inc.	2,613,300	17,248
PNC Financial Services Group, Inc.	253,600	15,764
SunTrust Banks, Inc.	1,075,900	27,080
U.S. Bancorp	4,249,400	141,972
Wells Fargo & Co.	7,507,040	255,465
		493,586
Consumer Finance - 0.9%
American Express Co.	698,400	40,717
Capital One Financial Corp.	777,500	43,952
Discover Financial Services	1,098,600	42,549
SLM Corp.	3,316,100	52,229
		179,447
Diversified Financial Services - 1.5%
Citigroup, Inc.	5,410,240	160,738
JPMorgan Chase & Co.	2,694,723	100,082
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
NBH Holdings Corp. Class A (a)(h)	710,000	$ 12,603
The NASDAQ Stock Market, Inc.	1,112,600	25,445
		298,868
Insurance - 0.8%
ACE Ltd.	392,600	28,946
Berkshire Hathaway, Inc. Class B (a)	761,200	64,200
MetLife, Inc.	1,798,100	61,369
		154,515
Real Estate Investment Trusts - 1.1%
American Tower Corp.	1,133,100	79,770
Lexington Corporate Properties Trust (f)	3,468,867	32,538
Public Storage	172,900	25,167
Simon Property Group, Inc.	468,200	74,303
		211,778
TOTAL FINANCIALS		1,431,439
HEALTH CARE - 8.3%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (a)(f)	2,172,600	15,273
Acorda Therapeutics, Inc. (a)	590,000	13,482
Affymax, Inc. (a)	959,900	16,981
Alexion Pharmaceuticals, Inc. (a)	288,200	30,898
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	21,602
Amarin Corp. PLC ADR (a)(f)	418,800	5,733
Amgen, Inc.	1,789,500	150,175
Arena Pharmaceuticals, Inc. (a)(f)	766,100	6,926
Biogen Idec, Inc. (a)	767,000	112,435
BioMarin Pharmaceutical, Inc. (a)	518,500	19,361
CSL Ltd.	1,035,843	47,548
Gilead Sciences, Inc. (a)	1,232,700	71,114
Grifols SA ADR	2,693,600	55,407
Medivation, Inc. (a)	300,000	31,458
Merrimack Pharmaceuticals, Inc.	340,294	2,709
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	27,540
Theravance, Inc. (a)	840,900	22,427
Vertex Pharmaceuticals, Inc. (a)	595,300	31,747
		682,816
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.2%
The Cooper Companies, Inc.	521,259	$ 43,708
Health Care Providers & Services - 1.4%
Catamaran Corp. (a)	675,175	58,603
Express Scripts Holding Co. (a)	1,292,858	80,959
Health Net, Inc. (a)	3	0*
McKesson Corp.	264,200	23,014
Qualicorp SA (a)	3,357,800	33,001
UnitedHealth Group, Inc.	1,641,900	89,155
		284,732
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)(g)	10,425,300	10,530
Cerner Corp. (a)	322,300	23,573
		34,103
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(f)	159,700	6,720
Pharmaceuticals - 3.0%
Elan Corp. PLC sponsored ADR (a)	1,399,148	15,894
Eli Lilly & Co.	1,821,800	81,817
Forest Laboratories, Inc. (a)	970,900	33,681
Merck & Co., Inc.	3,155,000	135,823
Optimer Pharmaceuticals, Inc. (a)	1,235,000	18,562
Pfizer, Inc.	6,970,500	166,316
TherapeuticsMD, Inc. (a)(g)	5,500,000	18,645
Valeant Pharmaceuticals International, Inc. (Canada) (a)	526,311	26,947
ViroPharma, Inc. (a)	400,778	10,661
Watson Pharmaceuticals, Inc. (a)	904,700	73,597
		581,943
TOTAL HEALTH CARE		1,634,022
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	508,800	29,739
Textron, Inc.	1,906,100	50,931
United Technologies Corp.	1,398,800	111,694
		192,364
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	584,954	43,175
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	567,100	$ 14,461
Masonite Worldwide Holdings (a)	5,358	159
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	16
warrants 5/20/16 (a)	19,485	21
		14,657
Electrical Equipment - 0.2%
AMETEK, Inc.	497,402	17,066
Regal-Beloit Corp.	266,000	18,104
		35,170
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	455,400	23,836
Danaher Corp.	230,700	12,359
General Electric Co.	12,925,200	267,681
Tyco International Ltd.	1,384,700	78,069
		381,945
Machinery - 0.7%
Caterpillar, Inc.	234,400	20,001
Illinois Tool Works, Inc.	981,600	58,199
Ingersoll-Rand PLC	801,500	37,478
WABCO Holdings, Inc. (a)	281,600	16,536
Westport Innovations, Inc. (a)(f)	14,059	495
		132,709
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	8,225
Road & Rail - 0.6%
Union Pacific Corp.	990,856	120,330
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (a)(f)	570,400	11,762
TOTAL INDUSTRIALS		940,337
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,954,300	37,288
Motorola Solutions, Inc.	2,090,600	99,638
QUALCOMM, Inc.	2,475,600	152,150
		289,076
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.5%
Apple, Inc.	1,327,200	$ 882,885
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	736,000	44,800
Arrow Electronics, Inc. (a)	428,800	15,544
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,404
		61,748
Internet Software & Services - 2.1%
Demand Media, Inc. (a)(f)	1,324,308	13,442
eBay, Inc. (a)	2,273,600	107,928
Facebook, Inc.:
Class A (f)	619,100	11,193
Class B (a)(q)	881,260	14,340
Google, Inc. Class A (a)	337,600	231,286
Mail.ru Group Ltd.:
GDR (h)	580,000	19,007
GDR (Reg. S)	289,900	9,500
Rackspace Hosting, Inc. (a)	14,700	882
Yahoo!, Inc. (a)	860,900	12,612
		420,190
IT Services - 2.4%
Accenture PLC Class A	1,036,600	63,855
Cognizant Technology Solutions Corp. Class A (a)	855,900	55,017
IBM Corp.	907,400	176,807
Redecard SA	3,871,200	63,983
Teradata Corp. (a)	171,100	13,069
Visa, Inc. Class A	733,000	94,007
		466,738
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	1,290,900	48,189
ASML Holding NV	742,500	42,152
Avago Technologies Ltd.	578,500	21,156
Broadcom Corp. Class A	975,000	34,642
Freescale Semiconductor Holdings I Ltd. (a)	3,208,700	32,119
Intel Corp.	1,988,900	49,384
NXP Semiconductors NV (a)	1,517,800	35,395
Samsung Electronics Co. Ltd.	32,343	35,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,200	1,502
		299,712
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Citrix Systems, Inc. (a)	456,400	$ 35,458
Fortinet, Inc. (a)	418,506	11,095
Microsoft Corp.	8,947,500	275,762
QLIK Technologies, Inc. (a)	472,300	9,989
salesforce.com, Inc. (a)	413,300	60,003
Splunk, Inc.	36,800	1,266
VMware, Inc. Class A (a)	249,500	22,215
		415,788
TOTAL INFORMATION TECHNOLOGY		2,836,137
MATERIALS - 1.8%
Chemicals - 1.8%
Albemarle Corp.	544,100	29,779
Ashland, Inc.	667,100	49,119
Eastman Chemical Co.	607,800	33,587
LyondellBasell Industries NV Class A	1,160,694	56,688
Monsanto Co.	1,254,400	109,271
Sherwin-Williams Co.	396,900	56,788
Tronox Ltd. Class A	118,015	3,044
W.R. Grace & Co. (a)	388,400	22,434
		360,710
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	1,084,900	45,848
Iliad SA	174,465	27,650
		73,498
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	350,800	20,971
Sprint Nextel Corp. (a)	5,423,000	26,302
		47,273
TOTAL TELECOMMUNICATION SERVICES		120,771
UTILITIES - 1.4%
Electric Utilities - 1.0%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,412,400	$ 61,849
FirstEnergy Corp.	1,091,900	47,716
NextEra Energy, Inc.	1,186,000	79,830
		189,395
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	2,024,300	23,057
Multi-Utilities - 0.3%
Sempra Energy	963,400	63,777
TOTAL UTILITIES		276,229
TOTAL COMMON STOCKS (Cost $9,429,334)		12,041,848
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	5,316
Media - 0.2%
Vice Holdings, Inc. (q)	6,701	34,999
TOTAL CONSUMER DISCRETIONARY		40,315
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,774
Chesapeake Energy Corp. 5.00%	18,580	1,482
		3,256
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	4,079
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	$ 6,320
PPL Corp. 8.75%	108,000	5,932
		12,252
TOTAL CONVERTIBLE PREFERRED STOCKS		60,896
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	212,900	37,597
FINANCIALS - 0.1%
Capital Markets - 0.0%
Affiliated Managers Group, Inc. 6.375%	40,180	1,025
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,677	1,177
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	10,786
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	9,379
TOTAL FINANCIALS		22,367
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,964
TOTAL PREFERRED STOCKS (Cost $105,416)		120,860
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $1,989)	180,800	1,509
Corporate Bonds - 11.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 384	$ 279
3.5% 1/15/31 (h)	2,838	2,063
		2,342
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,460
Massey Energy Co. 3.25% 8/1/15	3,610	3,240
		6,700
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (q)	10,000	10,000
8% 12/6/14 (q)	3,000	3,000
		13,000
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,723
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (m)(q)	11,883	12,324
TOTAL MATERIALS		17,047
TOTAL CONVERTIBLE BONDS		39,089
Nonconvertible Bonds - 11.1%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Delphi Corp.:
5.875% 5/15/19	1,820	1,952
6.125% 5/15/21	1,690	1,859
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (h)	$ 1,110	$ 1,066
Tenneco, Inc. 6.875% 12/15/20	2,415	2,632
		7,509
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (h)	17,102	17,323
Ford Motor Co.:
6.375% 2/1/29	2,190	2,366
6.625% 10/1/28	2,510	2,804
7.45% 7/16/31	2,335	2,884
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	490	546
Volkswagen International Finance NV 2.375% 3/22/17 (h)	17,000	17,558
		43,481
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,701
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(m)	4,954	5,085
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,905
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	332
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (h)	6,365	6,254
9% 2/15/20 (h)	1,765	1,758
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	442
Choice Hotels International, Inc. 5.75% 7/1/22	390	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	$ 2,878	$ 2,072
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,100
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,932
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,110
6.75% 4/1/13	80	82
7.5% 6/1/16	2,855	2,983
9% 3/15/20	1,770	1,982
13% 11/15/13	5,000	5,669
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17	17
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,064
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	485
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,856
Station Casinos LLC 3.66% 6/18/18 (e)(h)	6,335	5,353
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	234
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,080	410
		40,457
Household Durables - 0.1%
KB Home:
7.5% 9/15/22	1,960	2,024
8% 3/15/20	410	442
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	8,325	9,262
8.25% 2/15/21	1,485	1,459
9% 4/15/19	835	849
Standard Pacific Corp. 8.375% 1/15/21	820	912
		14,948
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	625	674
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	$ 340	$ 384
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	928
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,921
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	676
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	15,996	17,515
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	787
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,025
5.5% 12/15/16	1,330	652
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20	585	559
7.625% 3/15/20	4,105	3,982
Comcast Corp.:
4.65% 7/15/42	7,267	7,761
5.15% 3/1/20	595	709
6.4% 3/1/40	4,017	5,286
COX Communications, Inc. 4.625% 6/1/13	2,632	2,711
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,813
6.35% 6/1/40	3,224	4,148
DISH DBS Corp.:
5.875% 7/15/22 (h)	2,655	2,675
6.75% 6/1/21	3,515	3,752
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,244
Gray Television, Inc. 10.5% 6/29/15	990	1,067
Lamar Media Corp.:
5.875% 2/1/22	525	557
7.875% 4/15/18	1,400	1,547
National CineMedia LLC:
6% 4/15/22 (h)	2,600	2,704
7.875% 7/15/21	1,380	1,487
NBCUniversal Media LLC:
5.15% 4/30/20	4,917	5,807
6.4% 4/30/40	4,249	5,514
News America Holdings, Inc. 7.75% 12/1/45	7,312	9,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.15% 2/15/41	$ 7,234	$ 8,902
Nexstar Broadcasting, Inc.:
7% 1/15/14	196	194
7% 1/15/14 pay-in-kind	6,023	5,963
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,537
11.5% 5/1/16	1,947	2,181
11.625% 2/1/14	1,171	1,329
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (m)	4,567	3,888
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	489
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,473
Time Warner Cable, Inc.:
4.5% 9/15/42	4,447	4,428
5.5% 9/1/41	11,225	12,724
6.2% 7/1/13	2,154	2,253
6.75% 7/1/18	1,087	1,360
Time Warner, Inc.:
5.375% 10/15/41	1,539	1,760
5.875% 11/15/16	3,112	3,685
6.2% 3/15/40	2,618	3,218
6.5% 11/15/36	2,633	3,293
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (h)	480	526
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,319
Videotron Ltd. 9.125% 4/15/18	5,565	6,066
WMG Acquisition Corp. 9.5% 6/15/16	515	563
		163,305
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,545	1,599
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	620
Claire's Stores, Inc. 9% 3/15/19 (h)	3,085	3,208
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,619
Sonic Automotive, Inc.:
7% 7/15/22 (h)	885	938
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.: - continued
9% 3/15/18	$ 1,000	$ 1,088
Staples, Inc. 7.375% 10/1/12	757	761
		10,234
TOTAL CONSUMER DISCRETIONARY		288,993
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,113	1,137
3.25% 5/15/22	1,319	1,368
Constellation Brands, Inc. 4.625% 3/1/23	675	686
Diageo Capital PLC 5.2% 1/30/13	3,201	3,263
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,009
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,916
5.875% 1/15/36	3,442	4,118
6.375% 6/15/14	446	488
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)	4,522	4,907
		20,892
Food & Staples Retailing - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,876
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,458
9.25% 3/15/20	1,330	1,367
10.375% 7/15/16	5,420	5,718
		23,419
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	507
Kraft Foods, Inc.:
6.5% 2/9/40	2,975	4,104
6.75% 2/19/14	318	346
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,280	1,347
		6,304
Personal Products - 0.0%
Prestige Brands, Inc. 8.125% 2/1/20	220	243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	$ 4,020	$ 4,009
4.25% 8/9/42	4,020	3,929
9.7% 11/10/18	14,772	21,209
Philip Morris International, Inc. 1.125% 8/21/17	21,321	21,282
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,327
7.25% 6/15/37	6,101	7,825
		61,581
TOTAL CONSUMER STAPLES		112,439
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20	320	342
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,662
5.35% 3/15/20 (h)	5,028	5,516
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,791
5% 10/1/21	2,280	2,492
6.5% 4/1/20	1,008	1,189
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	365	373
Offshore Group Investment Ltd. 11.5% 8/1/15	5,745	6,363
Oil States International, Inc. 6.5% 6/1/19	1,420	1,509
Precision Drilling Corp.:
6.5% 12/15/21	315	331
6.625% 11/15/20	1,580	1,663
Pride International, Inc. 6.875% 8/15/20	1,355	1,711
Transocean, Inc.:
5.05% 12/15/16	3,719	4,120
6.375% 12/15/21	4,911	5,920
Unit Corp. 6.625% 5/15/21 (h)	4,515	4,583
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,681
5.15% 3/15/13	2,110	2,155
		51,401
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 1,735	$ 1,557
6.25% 6/1/21	1,675	1,503
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	767
6.375% 9/15/17	9,475	11,331
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	5,655	1,470
Canadian Natural Resources Ltd. 5.15% 2/1/13	1,519	1,547
Continental Resources, Inc. 5% 9/15/22	2,690	2,784
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	860	873
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,239
Duke Capital LLC 6.25% 2/15/13	589	603
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,219
6.45% 11/3/36 (h)	3,753	4,333
El Paso Natural Gas Co. 5.95% 4/15/17	867	993
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,757
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,878
Enterprise Products Operating LP:
5.6% 10/15/14	660	723
5.65% 4/1/13	410	420
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (h)	885	885
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,771
Forest Oil Corp. 7.25% 6/15/19	1,670	1,637
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	353
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	1,325	1,401
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,807
6.5% 5/15/19 (h)	1,820	1,815
Magnum Hunter Resources Corp. 9.75% 5/15/20 (h)	2,455	2,424
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,451
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	624
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,176
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,089
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC: - continued
6.85% 1/15/40 (h)	$ 2,906	$ 3,832
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,175
Nexen, Inc. 5.2% 3/10/15	842	916
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	4,420	4,641
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	1,025	1,043
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,202
7.875% 3/15/19	5,564	6,899
Petroleos Mexicanos:
4.875% 1/24/22 (h)	2,315	2,599
5.5% 1/21/21	5,342	6,237
5.5% 6/27/44 (h)	5,685	6,182
6% 3/5/20	879	1,048
6.5% 6/2/41 (h)	7,225	8,977
Petroleum Development Corp. 12% 2/15/18	4,240	4,558
Phillips 66:
4.3% 4/1/22 (h)	5,053	5,507
5.875% 5/1/42 (h)	4,552	5,381
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,537	2,682
3.95% 9/15/15	137	148
4.25% 9/1/12	663	663
6.125% 1/15/17	1,880	2,229
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)	1,075	1,086
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,588
5.5% 9/30/14 (h)	3,880	4,181
5.832% 9/30/16 (h)	885	965
6.332% 9/30/27 (h)	5,710	6,752
6.75% 9/30/19 (h)	2,367	2,935
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,598
SandRidge Energy, Inc.:
7.5% 3/15/21 (h)	895	902
7.5% 2/15/23 (h)	2,390	2,390
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,045
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	527
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 421	$ 485
Spectra Energy Partners, LP:
2.95% 6/15/16	938	957
4.6% 6/15/21	1,227	1,333
Suncor Energy, Inc. 6.1% 6/1/18	7,256	8,877
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	3,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	792
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,102
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,578
Western Gas Partners LP 5.375% 6/1/21	5,617	6,238
		196,814
TOTAL ENERGY		248,215
FINANCIALS - 3.7%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	3,208	3,394
Goldman Sachs Group, Inc.:
5.95% 1/18/18	3,697	4,159
6.15% 4/1/18	1,544	1,756
Lazard Group LLC:
6.85% 6/15/17	3,573	4,031
7.125% 5/15/15	1,276	1,400
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	4,229	4,252
6.4% 8/28/17	3,463	3,935
Morgan Stanley:
5.5% 7/28/21	5,829	5,980
5.625% 9/23/19	1,659	1,718
5.75% 1/25/21	2,009	2,076
7.3% 5/13/19	4,941	5,576
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,700	340
		38,617
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	7,585	8,257
BB&T Corp. 3.95% 3/22/22	6,213	6,710
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.:
4.25% 8/15/17	$ 2,760	$ 2,781
4.75% 2/15/15 (h)	4,790	4,982
5% 8/15/22	2,195	2,200
5.25% 3/15/18	3,215	3,352
5.375% 5/15/20	2,805	2,896
5.5% 2/15/19 (h)	5,285	5,510
7% 5/2/17 (h)	3,593	3,593
Credit Suisse New York Branch 6% 2/15/18	10,887	12,092
Discover Bank:
7% 4/15/20	2,816	3,314
8.7% 11/18/19	1,651	2,090
Fifth Third Bancorp:
4.5% 6/1/18	418	453
8.25% 3/1/38	3,116	4,356
Fifth Third Bank 4.75% 2/1/15	680	725
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	3,315	3,315
HBOS PLC 6.75% 5/21/18 (h)	408	403
HSBC Holdings PLC 4% 3/30/22	4,891	5,247
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,628
JPMorgan Chase Bank 6% 10/1/17	1,942	2,287
KeyBank NA:
5.45% 3/3/16	1,877	2,099
5.8% 7/1/14	4,250	4,555
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,621
5% 1/17/17	6,619	7,420
5.25% 9/4/12	1,524	1,524
Regions Bank:
6.45% 6/26/37	6,957	6,966
7.5% 5/15/18	2,851	3,321
Regions Financial Corp.:
5.75% 6/15/15	996	1,058
7.75% 11/10/14	4,550	5,040
UnionBanCal Corp.:
3.5% 6/18/22	5,000	5,283
5.25% 12/16/13	614	643
Wachovia Corp.:
5.625% 10/15/16	3,151	3,628
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
5.75% 6/15/17	$ 1,728	$ 2,062
Wells Fargo & Co. 3.676% 6/15/16	2,210	2,404
		124,815
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,607
5.5% 2/15/17	5,165	5,346
6.25% 12/1/17	1,800	1,935
Capital One Financial Corp. 2.15% 3/23/15	16,867	17,275
Discover Financial Services:
5.2% 4/27/22	1,155	1,228
6.45% 6/12/17	9,507	10,771
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,004
4.25% 2/3/17	8,050	8,424
5.75% 2/1/21	4,130	4,481
5.875% 8/2/21	2,820	3,114
8.125% 1/15/20	5,000	6,191
General Electric Capital Corp. 5.625% 9/15/17	17,812	21,050
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,849
GMAC LLC:
6.75% 12/1/14	2,355	2,532
8% 12/31/18	5,795	6,519
8% 11/1/31	19,161	22,610
HSBC USA, Inc. 2.375% 2/13/15	6,639	6,803
SLM Corp.:
8% 3/25/20	510	574
8.45% 6/15/18	2,250	2,599
		140,912
Diversified Financial Services - 0.8%
Bank of America Corp.:
3.875% 3/22/17	6,857	7,225
5.65% 5/1/18	3,745	4,184
5.7% 1/24/22	10,579	11,971
5.75% 12/1/17	6,120	6,844
5.875% 2/7/42	6,365	7,233
7.375% 5/15/14	26	28
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
3.625% 5/8/14	$ 3,296	$ 3,460
4.5% 10/1/20	888	1,034
4.742% 3/11/21	4,210	4,943
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,430
Capital One Capital V 10.25% 8/15/39	4,185	4,311
CEVA Group PLC 8.375% 12/1/17 (h)	2,350	2,285
Citigroup, Inc.:
2.25% 8/7/15	10,000	10,087
3.953% 6/15/16	5,674	5,985
4.75% 5/19/15	9,415	10,107
6.125% 5/15/18	1,423	1,651
6.5% 8/19/13	14,217	14,952
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	1,540	1,656
9.375% 5/1/20 (h)	6,040	6,553
General Motors Financial Co., Inc.:
4.75% 8/15/17 (h)	8,705	8,727
6.75% 6/1/18	6,765	7,442
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	8,006
8% 1/15/18 (h)	1,015	1,078
JPMorgan Chase & Co. 3.15% 7/5/16	7,615	8,063
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	919
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,123
TECO Finance, Inc.:
4% 3/15/16	1,242	1,347
5.15% 3/15/20	1,894	2,208
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(m)	810	879
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,241
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	3,664	2,507
		160,479
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 6/1/22	$ 3,800	$ 4,145
Aon Corp.:
3.125% 5/27/16	3,111	3,286
3.5% 9/30/15	2,415	2,546
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	354
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	1,381	1,409
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	9,707	10,440
5.375% 3/15/17	265	290
6.625% 4/15/42	8,421	9,481
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,766
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,368
6.5% 3/15/35 (h)	1,064	1,142
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,605
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,413
MetLife, Inc.:
5% 6/15/15	686	762
6.75% 6/1/16	3,874	4,633
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	338
5.125% 6/10/14 (h)	3,462	3,722
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,090
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,616
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,403
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,925
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,651
5.15% 1/15/13	2,369	2,407
6.2% 11/15/40	2,076	2,448
7.375% 6/15/19	1,880	2,367
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	5,096
Unum Group:
5.625% 9/15/20	2,719	3,003
5.75% 8/15/42	4,577	4,719
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
7.125% 9/30/16	$ 803	$ 935
USI Holdings Corp. 4.3095% 11/15/14 (h)(m)	2,920	2,789
		115,174
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,701
AvalonBay Communities, Inc. 4.95% 3/15/13	216	220
Boston Properties, Inc. 3.85% 2/1/23	3,642	3,813
BRE Properties, Inc. 5.5% 3/15/17	903	1,025
Camden Property Trust:
5.375% 12/15/13	2,150	2,257
5.875% 11/30/12	395	400
DDR Corp. 4.625% 7/15/22	1,932	2,004
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,456	4,776
7.5% 4/1/17	3,456	4,046
Duke Realty LP:
4.375% 6/15/22	3,030	3,167
4.625% 5/15/13	741	756
5.4% 8/15/14	596	636
5.5% 3/1/16	2,930	3,213
6.75% 3/15/20	517	623
8.25% 8/15/19	1,710	2,163
Equity One, Inc.:
5.375% 10/15/15	672	725
6% 9/15/17	522	581
6.25% 12/15/14	924	1,002
6.25% 1/15/17	291	325
Federal Realty Investment Trust:
5.4% 12/1/13	257	270
5.9% 4/1/20	1,287	1,541
6.2% 1/15/17	365	425
HCP, Inc. 3.15% 8/1/22	8,000	7,811
Health Care REIT, Inc. 4.125% 4/1/19	11,300	11,889
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,304
6.25% 6/15/17	726	797
6.65% 1/15/18	490	544
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	$ 3,200	$ 3,424
6.75% 10/15/22	1,885	2,078
Washington (REIT) 5.25% 1/15/14	440	459
		63,975
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,574
BioMed Realty LP:
3.85% 4/15/16	5,000	5,226
4.25% 7/15/22	2,511	2,621
6.125% 4/15/20	1,703	1,987
Brandywine Operating Partnership LP 5.7% 5/1/17	119	130
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	981
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,611
5.25% 3/15/21	2,876	3,177
ERP Operating LP:
4.625% 12/15/21	10,720	12,295
4.75% 7/15/20	3,638	4,121
5.5% 10/1/12	279	280
5.75% 6/15/17	1,446	1,704
Host Hotels & Resorts LP 4.75% 3/1/23	1,290	1,322
Liberty Property LP:
4.125% 6/15/22	2,599	2,697
4.75% 10/1/20	5,547	6,044
5.125% 3/2/15	951	1,022
5.5% 12/15/16	1,396	1,566
Mack-Cali Realty LP:
4.5% 4/18/22	1,598	1,694
7.75% 8/15/19	957	1,176
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,304
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,737
5.5% 1/15/14 (h)	644	660
5.7% 4/15/17 (h)	1,572	1,644
Realogy Corp.:
7.875% 2/15/19 (h)	1,885	1,942
9% 1/15/20 (h)	1,170	1,258
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 360	$ 378
5.25% 8/1/15	1,257	1,368
5.875% 6/15/17	639	734
Simon Property Group LP:
4.2% 2/1/15	1,785	1,904
6.75% 5/15/14	4,302	4,653
Tanger Properties LP:
6.125% 6/1/20	6,753	8,014
6.15% 11/15/15	873	975
		79,799
TOTAL FINANCIALS		723,771
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	14,179	15,506
Celgene Corp. 2.45% 10/15/15	838	867
		16,373
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,078
Hologic, Inc. 6.25% 8/1/20 (h)	1,490	1,578
Teleflex, Inc. 6.875% 6/1/19	1,665	1,782
		6,438
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc.:
4.75% 11/15/21 (h)	9,101	10,504
6.125% 11/15/41 (h)	4,534	5,915
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,315
7.125% 7/15/20	1,305	1,364
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,205
6.3% 8/15/14	2,132	2,311
DaVita, Inc.:
5.75% 8/15/22	1,215	1,264
6.625% 11/1/20	1,555	1,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,847	$ 5,153
6.25% 6/15/14	1,491	1,629
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	736
HCA Holdings, Inc. 7.75% 5/15/21	13,495	14,575
HCA, Inc.:
5.875% 3/15/22	5,645	6,005
6.5% 2/15/20	10,450	11,443
7.5% 2/15/22	3,250	3,620
7.875% 2/15/20	4,825	5,368
9.875% 2/15/17	551	595
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,903
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,682
4.125% 9/15/20	3,728	4,052
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,715
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,240	1,184
Rotech Healthcare, Inc. 10.5% 3/15/18	960	545
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	980
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	655	712
8.125% 11/1/18 (h)	895	973
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(m)	4,790	4,874
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,227
9.875% 7/1/14	4,690	5,159
10% 5/1/18	5,002	5,752
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,495	1,551
7.75% 2/1/19 (h)	3,155	3,273
Vanguard Health Systems, Inc. 0% 2/1/16	97	68
		117,316
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19 (h)	1,760	2,006
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 984	$ 1,047
TOTAL HEALTH CARE		143,180
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	823
6.375% 6/1/19 (h)	3,650	4,358
		5,181
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	62
9.798% 4/1/21	2,989	3,213
6.648% 3/15/19	2,077	2,191
6.9% 7/2/19	630	681
7.339% 4/19/14	894	912
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	770	809
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,202	1,256
8.36% 1/20/19	994	1,079
United Air Lines, Inc. 9.875% 8/1/13 (h)	888	912
		11,115
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	450
HD Supply, Inc.:
8.125% 4/15/19 (h)	2,870	3,121
11% 4/15/20 (h)	1,250	1,375
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(m)	330	348
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,374
USG Corp. 7.875% 3/30/20 (h)	905	963
		9,631
Commercial Services & Supplies - 0.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(m)	2,045	2,101
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 5.25% 8/1/20 (h)	$ 905	$ 929
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,406
7.25% 12/1/20	1,920	2,143
International Lease Finance Corp.:
4.875% 4/1/15	1,580	1,642
5.625% 9/20/13	5,290	5,469
5.65% 6/1/14	4,439	4,594
5.75% 5/15/16	1,840	1,909
5.875% 5/1/13	3,460	3,534
5.875% 4/1/19	4,700	4,846
6.25% 5/15/19	3,035	3,172
6.375% 3/25/13	6,647	6,788
6.625% 11/15/13	8,252	8,623
7.125% 9/1/18 (h)	7,560	8,637
8.25% 12/15/20	3,190	3,720
8.625% 9/15/15	4,640	5,197
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,197
		66,973
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	737
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	994
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	915
		1,909
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	963
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,501
8.875% 11/1/17	1,420	1,441
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	470
		4,375
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	15,840	16,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
5.05% 3/1/41	$ 7,178	$ 8,244
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,004
Norfolk Southern Corp. 3% 4/1/22	11,347	11,765
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,876
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,533
		42,103
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
7.625% 4/15/20	845	936
9.75% 8/1/18	790	906
VWR Funding, Inc.:
7.25% 9/15/17 (h)	2,695	2,729
10.25% 7/15/15 pay-in-kind (m)	6,686	6,891
		11,462
TOTAL INDUSTRIALS		153,486
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,094
10.125% 11/1/15 pay-in-kind (m)	4,428	3,841
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,108
Lucent Technologies, Inc.:
6.45% 3/15/29	12,541	8,089
6.5% 1/15/28	1,110	713
		22,845
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,143
6% 10/1/12	3,594	3,608
6.55% 10/1/17	815	985
		7,736
Internet Software & Services - 0.0%
j2 Global, Inc. 8% 8/1/20 (h)	920	922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	$ 3,120	$ 3,346
Ceridian Corp.:
8.875% 7/15/19 (h)	1,110	1,190
11.25% 11/15/15	2,730	2,669
First Data Corp. 6.75% 11/1/20 (h)	3,485	3,468
Iron Mountain, Inc. 5.75% 8/15/24	1,000	1,008
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,787
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	3,270	3,401
13.375% 10/15/19 (h)	1,780	1,771
		29,640
Office Electronics - 0.1%
Xerox Corp.:
1.8679% 9/13/13 (m)	8,470	8,529
4.25% 2/15/15	503	536
4.5% 5/15/21	2,031	2,135
		11,200
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	6,887	7,541
NXP BV/NXP Funding LLC:
3.2051% 10/15/13 (m)	85	85
9.75% 8/1/18 (h)	1,480	1,691
Spansion LLC:
7.875% 11/15/17	1,150	1,121
11.25% 1/15/16 (d)(h)	905	53
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,525
		13,016
Software - 0.0%
Lawson Software, Inc. 9.375% 4/1/19 (h)	755	819
Nuance Communications, Inc. 5.375% 8/15/20 (h)	640	655
		1,474
TOTAL INFORMATION TECHNOLOGY		86,833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	$ 7,168	$ 7,955
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,270
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,060	1,118
Tronox Finance LLC 6.375% 8/15/20 (h)	1,825	1,843
		14,186
Construction Materials - 0.0%
CEMEX SA de CV 5.4606% 9/30/15 (h)(m)	2,815	2,674
CRH America, Inc. 6% 9/30/16	1,699	1,885
		4,559
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,834	1,688
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	215
9.125% 10/15/20 (h)	65	68
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	300	322
9.125% 10/15/20 (h)	690	716
9.125% 10/15/20 (h)	620	648
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	577
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,254
Owens-Illinois, Inc. 7.8% 5/15/18	350	401
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,358
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	375	347
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,212
		10,806
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,324
Aperam:
7.375% 4/1/16 (h)	385	335
7.75% 4/1/18 (h)	305	253
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	861
Calcipar SA 6.875% 5/1/18 (h)	720	707
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	5,672	6,121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (h)	$ 1,179	$ 1,192
Edgen Murray Corp. 12.25% 1/15/15	5,215	5,541
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,664
6.375% 2/1/16 (h)	8,300	7,927
6.875% 4/1/22 (h)	1,770	1,637
7% 11/1/15 (h)	1,865	1,832
MRC Global, Inc. 9.5% 12/15/16	2,840	3,096
New Gold, Inc. 7% 4/15/20 (h)	345	363
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,362
Severstal Columbus LLC 10.25% 2/15/18	1,820	1,866
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,154
6.375% 8/15/22 (h)	990	1,020
Vale Overseas Ltd.:
4.375% 1/11/22	5,000	5,128
6.25% 1/23/17	2,152	2,467
		45,850
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	5,290	6,057
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (h)	3,790	3,904
11.75% 1/15/19 (h)	2,615	2,066
		12,027
TOTAL MATERIALS		87,428
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	5,000	6,529
6.8% 5/15/36	8,428	11,530
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,755
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (d)	3,815	2,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 2,344	$ 2,552
6.45% 6/15/21	2,312	2,582
7.6% 9/15/39	707	731
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,136	2,111
Eileme 2 AB 11.625% 1/31/20 (h)	2,095	2,294
Embarq Corp. 7.995% 6/1/36	2,621	2,902
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,091
Intelsat Ltd. 11.25% 6/15/16	2,082	2,191
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	435	444
Level 3 Financing, Inc. 7% 6/1/20 (h)	1,460	1,449
Sprint Capital Corp. 6.9% 5/1/19	14,150	14,486
Telefonica Emisiones SAU 5.462% 2/16/21	3,562	3,277
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,385
6.25% 4/1/37	3,729	4,952
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,711
		68,547
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 3.625% 3/30/15	999	1,067
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	1,082	1,071
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	4,408
Crown Castle International Corp. 9% 1/15/15	2,955	3,184
Digicel Group Ltd.:
7% 2/15/20 (h)	275	276
8.875% 1/15/15 (h)	6,915	7,053
12% 4/1/14 (h)	3,990	4,419
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	2,472	2,527
5.875% 10/1/19	6,223	7,319
6.35% 3/15/40	1,699	2,001
Intelsat Jackson Holdings SA:
7.25% 4/1/19	7,260	7,823
7.5% 4/1/21	5,500	5,954
Nextel Communications, Inc.:
5.95% 3/15/14	140	140
7.375% 8/1/15	862	866
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Capital Corp. 7.625% 4/1/21	$ 2,609	$ 2,015
Sprint Nextel Corp.:
7% 8/15/20	5,860	5,992
9% 11/15/18 (h)	6,595	7,782
Vodafone Group PLC 5% 12/16/13	2,129	2,250
		66,147
TOTAL TELECOMMUNICATION SERVICES		134,694
UTILITIES - 1.1%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	286
AmerenUE 6.4% 6/15/17	2,769	3,323
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,020
Duke Capital LLC 5.668% 8/15/14	1,905	2,053
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,820	4,312
6.4% 9/15/20 (h)	7,884	9,112
Edison International 3.75% 9/15/17	3,169	3,389
Edison Mission Energy 7% 5/15/17	510	268
Enel Finance International SA 5.7% 1/15/13 (h)	282	285
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,865
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,352
6.05% 8/15/21	4,871	5,420
InterGen NV 9% 6/30/17 (h)	3,690	3,598
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,110
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,613
3.75% 11/15/20	704	729
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,063
9.125% 5/1/31	1,745	1,806
Nevada Power Co.:
6.5% 5/15/18	5,100	6,365
6.5% 8/1/18	531	666
Pennsylvania Electric Co. 6.05% 9/1/17	450	517
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 6% 12/1/39	$ 3,060	$ 3,858
Sierra Pacific Power Co. 5.45% 9/1/13	527	550
		79,024
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	882
7% 5/20/22	1,785	1,905
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	306
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,782
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	955
		5,830
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,729
Calpine Corp. 7.875% 1/15/23 (h)	7,985	8,903
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,873
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,575
11% 10/1/21	6,978	6,873
11.75% 3/1/22 (h)	19,685	20,965
GenOn Energy, Inc.:
9.5% 10/15/18	520	573
9.875% 10/15/20	1,743	1,911
PSEG Power LLC 2.75% 9/15/16	1,379	1,439
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,076
The AES Corp.:
7.375% 7/1/21	1,580	1,809
7.75% 10/15/15	4,660	5,243
TXU Corp.:
5.55% 11/15/14	50	41
6.5% 11/15/24	4,150	2,366
6.55% 11/15/34	7,295	3,958
		71,334
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,548
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7606% 9/30/66 (m)	$ 13,469	$ 12,262
7.5% 6/30/66 (m)	1,102	1,192
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,531
6.5% 9/15/37	1,418	1,938
National Grid PLC 6.3% 8/1/16	376	434
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,503
5.25% 9/15/17	497	573
5.25% 2/15/43	3,857	4,271
5.4% 7/15/14	1,249	1,343
5.45% 9/15/20	598	683
5.8% 2/1/42	3,125	3,718
5.95% 6/15/41	5,667	6,793
6.4% 3/15/18	1,230	1,472
6.8% 1/15/19	2,710	3,249
Puget Energy, Inc. 5.625% 7/15/22 (h)	3,935	4,127
Sempra Energy 2.3% 4/1/17	5,903	6,174
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	2,776	2,939
		58,750
TOTAL UTILITIES		214,938
TOTAL NONCONVERTIBLE BONDS		2,193,977
TOTAL CORPORATE BONDS (Cost $2,050,377)		2,233,066
U.S. Government and Government Agency Obligations - 5.3%

U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	115,208	126,561
2.125% 2/15/40	15,788	23,232
2.125% 2/15/41	18,763	27,803
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		177,596
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 5,000	$ 5,079
3% 5/15/42	68,003	72,784
U.S. Treasury Notes:
0.25% 7/15/15	124,886	124,759
0.5% 7/31/17	145,000	144,422
0.875% 4/30/17	45,652	46,344
0.875% 7/31/19 (j)	170,511	169,245
1% 8/31/19	160,000	159,988
1.625% 8/15/22	143,000	143,938
TOTAL U.S. TREASURY OBLIGATIONS		866,559
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,017,415)		1,044,155
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 7.3%
2.558% 6/1/36 (m)	147	157
2.777% 7/1/37 (m)	421	452
3% 4/1/27 to 8/1/42	8,569	9,031
3% 9/1/27 (i)	12,400	13,085
3% 9/1/27 (i)	10,100	10,658
3% 9/1/27 (i)	4,000	4,221
3% 9/1/42 (i)	900	934
3% 9/1/42 (i)	185,700	192,695
3% 9/1/42 (i)	11,300	11,726
3% 9/1/42 (i)	174,400	180,970
3% 10/1/42 (i)	135,600	140,177
3.5% 1/1/26 to 8/1/42	26,853	28,687
3.5% 9/1/27 (i)	4,000	4,253
3.5% 7/1/42	90	96
3.5% 7/1/42	130	139
3.5% 8/1/42	167	178
3.5% 8/1/42	154	164
3.5% 9/1/42 (i)	265,200	281,195
3.5% 9/1/42 (i)	4,300	4,559
3.5% 9/1/42 (i)	8,700	9,225
4% 4/1/24 to 4/1/42	35,922	38,784
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/27 (i)	$ 9,000	$ 9,631
4% 9/1/41	144	155
4% 9/1/42 (i)	85,000	91,149
4.5% 6/1/18 to 8/1/41	29,052	31,634
4.5% 9/1/42 (i)	83,000	89,835
4.5% 9/1/42 (i)	7,300	7,901
5% 12/1/25 to 5/1/40	30,505	33,522
5% 9/1/42 (i)	500	546
5% 9/1/42 (i)	48,000	52,425
5.5% 6/1/33 to 3/1/40	40,594	44,729
5.5% 9/1/42 (i)	48,000	52,676
6% 6/1/35 to 4/1/40	39,805	43,968
6% 9/1/42 (i)	39,000	42,976
TOTAL FANNIE MAE		1,432,533
Freddie Mac - 0.7%
3.454% 10/1/35 (m)	208	223
3.5% 4/1/32 to 4/1/42	8,975	9,621
4% 6/1/24 to 4/1/42	20,732	22,508
4% 9/1/42 (i)	18,000	19,257
4.5% 5/1/39 to 10/1/41	37,725	40,871
5% 3/1/19 to 12/1/40	26,809	29,220
5.5% 5/1/27 to 1/1/40	14,635	15,946
6% 7/1/37 to 8/1/37	911	1,002
6.5% 3/1/36	3,324	3,761
TOTAL FREDDIE MAC		142,409
Ginnie Mae - 0.6%
3% 10/1/42 (i)	11,300	11,837
3.5% 11/15/41 to 3/15/42	13,014	14,126
4% 1/15/25 to 12/15/41	16,414	17,998
4.5% 5/15/39 to 4/15/41	41,051	45,512
5% 3/15/39 to 9/15/41	21,105	23,611
5.5% 12/15/38 to 9/15/39	1,849	2,077
6% 2/15/34 to 9/20/38	9,430	10,653
TOTAL GINNIE MAE		125,814
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,685,289)		1,700,756
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (m)	$ 751	$ 578
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (m)	294	240
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (m)	62	59
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	472	5
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	27,520	27,570
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (m)	59	44
Series 2004-R2 Class M3, 0.7855% 4/25/34 (m)	83	33
Series 2005-R2 Class M1, 0.6855% 4/25/35 (m)	1,567	1,404
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (m)	36	29
Series 2004-W11 Class M2, 0.9355% 11/25/34 (m)	426	300
Series 2004-W7 Class M1, 0.7855% 5/25/34 (m)	1,108	787
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (m)	988	299
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (m)	1,781	1,467
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (m)	45	0*
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(h)(m)	4,820	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (h)(m)	95	86
Class B, 0.987% 7/20/39 (h)(m)	200	90
Class C, 1.337% 7/20/39 (h)(m)	258	4
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (m)	1,368	545
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5055% 10/25/35 (m)	372	371
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (m)	89	89
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (m)	121	55
Series 2004-4 Class M2, 1.0305% 6/25/34 (m)	446	257
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (m)	30	18
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (m)	221	136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0605% 3/25/34 (m)	$ 17	$ 7
Series 2006-FF14 Class A2, 0.2955% 10/25/36 (m)	340	337
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (m)	720	225
Class M4, 1.2555% 1/25/35 (m)	276	36
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (h)(m)	2,160	888
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	433	418
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (h)(m)	149	141
Series 2006-2A:
Class A, 0.4195% 11/15/34 (h)(m)	1,010	869
Class B, 0.5195% 11/15/34 (h)(m)	365	253
Class C, 0.6195% 11/15/34 (h)(m)	606	345
Class D, 0.9895% 11/15/34 (h)(m)	231	72
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (h)(m)	1,065	1,024
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (m)	260	203
Series 2003-3 Class M1, 1.5255% 8/25/33 (m)	515	431
Series 2003-5 Class A2, 0.9355% 12/25/33 (m)	25	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (m)	1,137	380
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (m)	2,497	35
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (m)	1,136	1,043
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (m)	394	354
Series 2006-A Class 2C, 1.6106% 3/27/42 (m)	2,016	96
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	6	6
Class C, 5.691% 10/20/28 (h)	3	3
Class D, 6.01% 10/20/28 (h)	34	34
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (m)	596	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (m)	113	72
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (m)	351	233
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (m)	1,095	988
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (m)	2,074	1,669
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (m)	$ 44	$ 34
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (m)	303	183
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (m)	316	38
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,137	15
Series 2006-4 Class D, 1.3355% 5/25/32 (m)	1,544	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (m)	1,083	700
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(h)(m)	429	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(h)(m)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (m)	405	176
Class M4, 1.6855% 9/25/34 (m)	519	118
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (m)	1,120	640
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (m)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (m)	962	698
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (h)(m)	307	301
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (m)	965	584
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (m)	48	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	329	338
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (m)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (h)(m)	1,509	19
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	$ 6	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (h)(m)	1,358	897
TOTAL ASSET-BACKED SECURITIES (Cost $47,383)		49,433
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (h)(m)(o)	26,734	944
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (m)	1,357	1,168
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	428
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (h)(m)	5	5
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (m)	970	934
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (h)(m)	5,566	5,427
Series 2006-3 Class M2, 0.517% 12/20/54 (m)	4,540	3,950
Series 2006-4:
Class B1, 0.417% 12/20/54 (m)	3,154	2,878
Class M1, 0.577% 12/20/54 (m)	829	721
Series 2007-1:
Class 1B1, 0.377% 12/20/54 (m)	3,856	3,519
Class 1M1, 0.537% 12/20/54 (m)	1,114	969
Class 2M1, 0.737% 12/20/54 (m)	1,431	1,245
Series 2007-2 Class 2C1, 1.098% 12/17/54 (m)	1,981	1,496
sequential payer Series 2006-3 Class B2, 0.407% 12/20/54 (m)	4,550	4,152
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (m)	326	258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,063	1,125
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (m)	1,592	1,226
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (m)	$ 587	$ 375
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (m)	1,022	801
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (m)	1,416	1,151
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (h)(m)	799	636
Class B6, 3.0903% 7/10/35 (h)(m)	170	135
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (h)(m)	153	147
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	43
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (m)	26	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (m)	272	254
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (m)	2,430	2,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,898)		36,572
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (m)	106	107
Class PS1, 1.2297% 2/14/43 (m)(o)	518	15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (m)	752	796
Series 2006-5:
Class A2, 5.317% 9/10/47	2,650	2,664
Class A3, 5.39% 9/10/47	1,272	1,350
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,994
Series 2007-4 Class A3, 5.7921% 2/10/51 (m)	897	933
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	53
Series 2007-3:
Class A3, 5.6612% 6/10/49 (m)	1,523	1,553
Class A4, 5.6612% 6/10/49 (m)	1,901	2,174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 1,997	$ 2,288
Series 2004-2 Class A4, 4.153% 11/10/38	976	1,003
Series 2005-1 Class A3, 4.877% 11/10/42	325	325
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	510
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	2,984
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (h)(m)	392	388
Class D, 0.5995% 3/15/22 (h)(m)	397	391
Class E, 0.6395% 3/15/22 (h)(m)	328	321
Class F, 0.7095% 3/15/22 (h)(m)	467	453
Class G, 0.7695% 3/15/22 (h)(m)	303	288
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (h)(m)	80	77
Class E, 0.4795% 10/15/19 (h)(m)	663	627
Class F, 0.5495% 10/15/19 (h)(m)	1,987	1,868
Class G, 0.5695% 10/15/19 (h)(m)	935	869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (h)(m)	45	33
Series 2004-1:
Class A, 0.5955% 4/25/34 (h)(m)	775	684
Class B, 2.1355% 4/25/34 (h)(m)	87	51
Class M1, 0.7955% 4/25/34 (h)(m)	70	50
Class M2, 1.4355% 4/25/34 (h)(m)	64	45
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (h)(m)	1,055	762
Class M1, 0.6655% 8/25/35 (h)(m)	57	34
Class M2, 0.7155% 8/25/35 (h)(m)	94	51
Class M3, 0.7355% 8/25/35 (h)(m)	52	26
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (h)(m)	371	292
Class M1, 0.6755% 11/25/35 (h)(m)	49	27
Class M2, 0.7255% 11/25/35 (h)(m)	62	33
Class M3, 0.7455% 11/25/35 (h)(m)	55	28
Class M4, 0.8355% 11/25/35 (h)(m)	69	32
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (h)(m)	963	682
Class B1, 1.6355% 1/25/36 (h)(m)	83	12
Class M1, 0.6855% 1/25/36 (h)(m)	311	192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7055% 1/25/36 (h)(m)	$ 93	$ 54
Class M3, 0.7355% 1/25/36 (h)(m)	136	73
Class M4, 0.8455% 1/25/36 (h)(m)	75	37
Class M5, 0.8855% 1/25/36 (h)(m)	75	25
Class M6, 0.9355% 1/25/36 (h)(m)	80	21
Series 2006-1:
Class A2, 0.5955% 4/25/36 (h)(m)	149	110
Class M1, 0.6155% 4/25/36 (h)(m)	53	32
Class M2, 0.6355% 4/25/36 (h)(m)	56	31
Class M3, 0.6555% 4/25/36 (h)(m)	48	25
Class M4, 0.7555% 4/25/36 (h)(m)	27	13
Class M5, 0.7955% 4/25/36 (h)(m)	27	9
Class M6, 0.8755% 4/25/36 (h)(m)	53	18
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (h)(m)	2,217	1,563
Class A2, 0.5155% 7/25/36 (h)(m)	132	93
Class B1, 1.1055% 7/25/36 (h)(m)	49	7
Class B3, 2.9355% 7/25/36 (h)(m)	46	1
Class M1, 0.5455% 7/25/36 (h)(m)	138	45
Class M2, 0.5655% 7/25/36 (h)(m)	97	29
Class M3, 0.5855% 7/25/36 (h)(m)	81	18
Class M4, 0.6555% 7/25/36 (h)(m)	55	12
Class M5, 0.7055% 7/25/36 (h)(m)	67	13
Class M6, 0.7755% 7/25/36 (h)(m)	100	16
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (h)(m)	3	0*
Class M4, 0.6655% 10/25/36 (h)(m)	109	16
Class M5, 0.7155% 10/25/36 (h)(m)	130	8
Class M6, 0.7955% 10/25/36 (h)(m)	255	6
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (h)(m)	559	380
Class A2, 0.5055% 12/25/36 (h)(m)	2,735	1,274
Class B1, 0.9355% 12/25/36 (h)(m)	54	1
Class M1, 0.5255% 12/25/36 (h)(m)	182	37
Class M2, 0.5455% 12/25/36 (h)(m)	121	19
Class M3, 0.5755% 12/25/36 (h)(m)	123	17
Class M4, 0.6355% 12/25/36 (h)(m)	147	17
Class M5, 0.6755% 12/25/36 (h)(m)	135	11
Class M6, 0.7555% 12/25/36 (h)(m)	121	7
Series 2007-1 Class A2, 0.5055% 3/25/37 (h)(m)	561	302
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (h)(m)	$ 534	$ 301
Class A2, 0.5555% 7/25/37 (h)(m)	501	166
Class B1, 1.8355% 7/25/37 (h)(m)	73	1
Class M1, 0.6055% 7/25/37 (h)(m)	176	46
Class M2, 0.6455% 7/25/37 (h)(m)	96	12
Class M3, 0.7255% 7/25/37 (h)(m)	97	9
Class M4, 0.8855% 7/25/37 (h)(m)	192	15
Class M5, 0.9855% 7/25/37 (h)(m)	170	12
Class M6, 1.2355% 7/25/37 (h)(m)	215	11
Series 2007-3:
Class A2, 0.5255% 7/25/37 (h)(m)	572	290
Class B1, 1.1855% 7/25/37 (h)(m)	128	9
Class B2, 1.8355% 7/25/37 (h)(m)	299	16
Class M1, 0.5455% 7/25/37 (h)(m)	114	27
Class M2, 0.5755% 7/25/37 (h)(m)	122	22
Class M3, 0.6055% 7/25/37 (h)(m)	191	26
Class M4, 0.7355% 7/25/37 (h)(m)	301	35
Class M5, 0.8355% 7/25/37 (h)(m)	157	16
Class M6, 1.0355% 7/25/37 (h)(m)	119	10
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (h)(m)	202	13
Class M2, 1.2855% 9/25/37 (h)(m)	202	11
Class M4, 1.8355% 9/25/37 (h)(m)	514	21
Class M5, 1.9855% 9/25/37 (h)(m)	514	16
Class M6, 2.1855% 9/25/37 (h)(m)	336	8
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,565	63
Series 2007-5A, Class IO, 4.1484% 10/25/37 (h)(m)(o)	4,002	346
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (h)(m)	304	293
Class J, 1.0895% 3/15/19 (h)(m)	309	283
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (h)(m)	452	408
Class E, 0.5395% 3/15/22 (h)(m)	2,347	2,072
Class F, 0.5895% 3/15/22 (h)(m)	1,440	1,242
Class G, 0.6395% 3/15/22 (h)(m)	369	311
Class H, 0.7895% 3/15/22 (h)(m)	452	372
Class J, 0.9395% 3/15/22 (h)(m)	452	361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	$ 209	$ 211
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,468	2,573
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (m)	534	626
Class AAB, 5.7154% 6/11/40 (m)	4,593	4,941
Series 2007-PW18:
Class A2, 5.613% 6/11/50	208	212
Class A4, 5.7% 6/11/50	4,380	5,138
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,366
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (h)(m)(o)	9,603	78
Series 2006-T22 Class A4, 5.5391% 4/12/38 (m)	114	130
Series 2006-T24 Class X2, 0.4455% 10/12/41 (h)(m)(o)	2,380	11
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (h)(m)(o)	64,191	599
Series 2007-T28 Class X2, 0.1576% 9/11/42 (h)(m)(o)	34,536	184
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	460	249
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (h)(m)	534	462
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,105
Class XCL, 1.331% 5/15/35 (h)(m)(o)	3,655	71
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (h)(m)	88	87
Class H, 0.6093% 8/15/21 (h)(m)	324	309
Series 2007-C6:
Class A2, 5.7002% 12/10/49 (m)	803	803
Class A4, 5.7002% 12/10/49 (m)	3,035	3,543
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (m)	583	597
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	14,034
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	939
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (m)	912	980
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	397
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (h)(m)	$ 95	$ 87
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (h)(m)	560	532
Class D, 0.5795% 11/15/17 (h)(m)	29	27
Class E, 0.6295% 11/15/17 (h)(m)	103	95
Class F, 0.6895% 11/15/17 (h)(m)	114	103
Class G, 0.7395% 11/15/17 (h)(m)	79	70
Series 2006-CN2A:
Class A2FL, 0.4643% 2/5/19 (h)(m)	1,042	1,019
Class AJFL, 0.5043% 2/5/19 (m)	640	625
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (h)(m)	1,300	1,187
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,652
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,193	1,196
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,944
Series 2007-C9 Class A4, 5.8111% 12/10/49 (m)	2,018	2,382
Series 2006-C8 Class XP, 0.4663% 12/10/46 (m)(o)	11,260	70
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,251
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	2,309	2,329
Class A3, 5.542% 1/15/49 (m)	1,824	2,036
Series 2007-C3 Class A4, 5.6792% 6/15/39 (m)	549	606
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,664	2,698
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (m)(o)	7,791	64
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	921
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (h)(m)	3,254	2,579
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	417	435
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (m)(o)	239	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (h)(m)(o)	824	1
Series 2006-C1 Class A3, 5.4157% 2/15/39 (m)	3,257	3,334
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (h)(m)	$ 345	$ 323
Class C:
0.4095% 2/15/22 (h)(m)	1,416	1,311
0.5095% 2/15/22 (h)(m)	506	458
Class F, 0.5595% 2/15/22 (h)(m)	1,011	906
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (m)(o)	13,229	74
Class B, 5.487% 2/15/40 (h)(m)	1,394	178
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (h)	85	85
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,357
Series 2001-1 Class X1, 1.4912% 5/15/33 (h)(m)(o)	599	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)	14,041	46
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (h)(m)	343	325
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,594	1,642
Series 2007-GG9 Class A4, 5.444% 3/10/39	13,982	15,826
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (m)	380	380
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (h)(m)(o)	17,354	89
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (h)(m)	207	205
Class F, 0.6858% 6/6/20 (h)(m)	634	624
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(m)	1,144	1,133
Class D, 2.2018% 3/6/20 (h)(m)	2,144	2,124
Class F, 2.6334% 3/6/20 (h)(m)	94	93
Class G, 2.7903% 3/6/20 (h)(m)	47	47
Class H, 3.3004% 3/6/20 (h)(m)	42	42
Class J, 4.0852% 3/6/20 (h)(m)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,198	2,200
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	273	277
Series 2007-GG10 Class A2, 5.778% 8/10/45	204	207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (h)(m)	$ 455	$ 443
Class C, 0.4495% 11/15/18 (h)(m)	323	311
Class D, 0.4695% 11/15/18 (h)(m)	143	135
Class E, 0.5195% 11/15/18 (h)(m)	205	190
Class F, 0.5695% 11/15/18 (h)(m)	308	272
Class G, 0.5995% 11/15/18 (h)(m)	268	226
Class H, 0.7395% 11/15/18 (h)(m)	205	165
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (m)	2,241	2,291
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	668
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	291	305
Class A3, 5.336% 5/15/47	9,635	10,895
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (m)	3,198	3,708
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (m)	2,000	2,060
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,337	1,348
Class A3, 5.42% 1/15/49	14,834	16,929
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,197	1,213
Series 2006-CB17 Class A3, 5.45% 12/12/43	239	240
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (m)	78	26
Class C, 5.7337% 2/12/49 (m)	204	43
Class D, 5.7337% 2/12/49 (m)	214	44
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	75	6
Class ES, 5.5652% 1/15/49 (h)(m)	472	21
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (m)	743	874
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1114% 4/25/21 (m)	25	17
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	124
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	50	50
Series 2006-C7:
Class A2, 5.3% 11/15/38	530	539
Class A3, 5.347% 11/15/38	679	777
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 2,738	$ 3,148
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,247
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (m)(o)	3,889	27
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (m)(o)	1,454	9
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,140	1,332
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (m)(o)	58,561	383
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (h)(m)	292	278
Class E, 0.5295% 9/15/21 (h)(m)	1,054	975
Class F, 0.5795% 9/15/21 (h)(m)	868	781
Class G, 0.5995% 9/15/21 (h)(m)	1,714	1,500
Class H, 0.6395% 9/15/21 (h)(m)	442	371
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (h)(m)	793	521
Series 2006-C1 Class A2, 5.6141% 5/12/39 (m)	808	826
Series 2007-C1 Class A4, 5.8461% 6/12/50 (m)	3,452	3,895
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,283
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (m)	92	92
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (m)	967	966
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	667	702
Series 2007-5:
Class A3, 5.364% 8/12/48	356	361
Class B, 5.479% 8/12/48	2,736	672
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,236
Series 2007-7 Class A4, 5.7386% 6/12/50 (m)	3,192	3,490
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	3,136	3,232
Series 2006-4 Class XP, 0.617% 12/12/49 (m)(o)	13,978	193
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	228
Series 2007-7 Class B, 5.7386% 6/12/50 (m)	79	5
Series 2007-8 Class A3, 5.9634% 8/12/49 (m)	787	898
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (h)(m)	272	171
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (h)(m)	523	473
Class D, 0.43% 10/15/20 (h)(m)	507	448
Class E, 0.49% 10/15/20 (h)(m)	634	539
Class F, 0.54% 10/15/20 (h)(m)	380	316
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.58% 10/15/20 (h)(m)	$ 470	$ 365
Class H, 0.67% 10/15/20 (h)(m)	296	192
Class J, 0.82% 10/15/20 (h)(m)	173	69
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	862	873
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	462	486
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (h)(m)(o)	6,124	6
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (m)	280	285
Class A4, 5.7237% 10/15/42 (m)	274	311
Series 2006-T23 Class A3, 5.809% 8/12/41 (m)	466	484
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,544
Class AAB, 5.654% 4/15/49	2,564	2,766
Class B, 5.7187% 4/15/49 (m)	224	67
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (h)(m)	1,239	1,065
Class F, 0.578% 9/15/21 (h)(m)	1,426	1,169
Class G, 0.598% 9/15/21 (h)(m)	1,351	1,053
Class J, 0.838% 9/15/21 (h)(m)	300	198
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (h)(m)	3,171	2,334
Class LXR1, 0.9395% 6/15/20 (h)(m)	112	97
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	579	583
Series 2003-C8 Class A3, 4.445% 11/15/35	3,157	3,200
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,536
Series 2007-C30:
Class A3, 5.246% 12/15/43	291	294
Class A4, 5.305% 12/15/43	268	288
Class A5, 5.342% 12/15/43	14,776	16,356
Series 2007-C31:
Class A4, 5.509% 4/15/47	18,661	21,151
Class A5, 5.5% 4/15/47	16,000	17,771
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(m)	433	432
Series 2005-C19 Class B, 4.892% 5/15/44	912	842
Series 2005-C22:
Class B, 5.3564% 12/15/44 (m)	2,022	1,400
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class F, 5.3564% 12/15/44 (h)(m)	$ 1,521	$ 298
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,640
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	2,736	770
Class D, 5.513% 12/15/43 (m)	1,459	296
Class XP, 0.4723% 12/15/43 (h)(m)(o)	7,893	57
Series 2007-C31 Class C, 5.6821% 4/15/47 (m)	251	57
Series 2007-C31A Class A2, 5.421% 4/15/47	5,607	5,817
Series 2007-C32:
Class D, 5.7418% 6/15/49 (m)	685	185
Class E, 5.7418% 6/15/49 (m)	1,080	255
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.9003% 2/15/51 (m)	2,110	2,456
Class A5, 5.9003% 2/15/51 (m)	10,259	11,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $283,967)		337,636
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,765
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	860	1,117
7.3% 10/1/39	9,280	11,976
7.5% 4/1/34	7,195	9,374
7.55% 4/1/39	4,645	6,219
7.6% 11/1/40	5,140	6,967
7.625% 3/1/40	2,095	2,818
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,306
Series 2010-1, 6.63% 2/1/35	10,410	11,575
Series 2010-3:
6.725% 4/1/35	1,710	1,920
7.35% 7/1/35	1,385	1,645
Series 2011, 5.877% 3/1/19	1,490	1,666
5.1% 6/1/33	4,555	4,404
TOTAL MUNICIPAL SECURITIES (Cost $62,991)		65,752
Floating Rate Loans - 0.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 8/6/49 (d)	$ 8,722	$ 6,803
Graton Economic Development Authority Tranche B, term loan 9.75% 8/22/18 (m)	600	601
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (m)	2,539	2,564
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (m)	3,018	3,037
		13,005
Media - 0.1%
Dallas Sports & Entertainment LP term loan 3.5908% 11/18/16 (m)	12	11
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (m)	175	177
Newsday LLC term loan 10.5% 8/1/13	7,000	7,009
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/21/16 (m)	505	506
Tribune Co. Tranche X, term loan 3/17/09 (d)	1,188	891
Univision Communications, Inc. term loan 4.4815% 3/31/17 (m)	3,024	2,926
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (m)	3,420	3,424
		14,944
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (m)	4,256	4,261
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)	4,891	4,829
		9,090
TOTAL CONSUMER DISCRETIONARY		37,039
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (m)	5,930	5,885
SUPERVALU, Inc. Tranche B, term loan 8% 8/10/19 (m)	2,070	2,062
		7,947
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)	$ 870	$ 870
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (m)	5,690	5,697
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (m)	1,656	1,685
		8,252
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (m)	6,043	6,058
Tranche 2nd LN, term loan 9% 5/24/19 (m)	2,769	2,859
Tranche B-1 1LN, term loan 4.75% 7/23/17 (m)	1,285	1,283
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (m)	2,755	2,927
		13,127
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (m)	778	754
term loan 4.4893% 10/10/16 (m)	6,221	6,034
		6,788
TOTAL FINANCIALS		19,915
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (m)	2,273	1,585
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7355% 3/23/14 (m)	4,465	4,342
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (m)	1,565	1,604
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.325% 2/7/15 (m)	985	906
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (m)	$ 5,250	$ 5,276
Tranche 2LN, term loan 10.75% 12/29/19 (m)	5,250	5,237
		10,513
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (m)	200	197
TOTAL INDUSTRIALS		17,562
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.1769% 10/27/14 (m)	1,779	1,703
SafeNet, Inc. Tranche 2LN, term loan 6.2335% 4/12/15 (m)	7,500	7,294
		8,997
IT Services - 0.1%
First Data Corp. term loan 4.2365% 3/24/18 (m)	12,590	11,898
Software - 0.1%
Kronos, Inc. Tranche B 2LN, term loan 10.4606% 6/11/18 (m)	23,730	24,205
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (m)	2,838	2,873
		27,078
TOTAL INFORMATION TECHNOLOGY		47,973
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (m)	165	165
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	7,508	6,982
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (m)	4,285	4,285
		11,267
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	$ 12,741	$ 12,885
term loan 6.875% 8/11/15	1,761	1,828
		14,713
TOTAL TELECOMMUNICATION SERVICES		25,980
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7685% 10/10/17 (m)	17,766	11,881
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (m)	730	732
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (m)	1,575	1,575
TOTAL UTILITIES		14,188
TOTAL FLOATING RATE LOANS (Cost $177,796)		180,606
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,313)	3,066	3,672
Fixed-Income Funds - 9.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	2,529,627	286,809
Fidelity Mortgage Backed Securities Central Fund (n)	14,912,423	1,638,428
TOTAL FIXED-INCOME FUNDS (Cost $1,802,136)		1,925,237
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	782,044,537	$ 782,045
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	45,921,937	45,922
TOTAL MONEY MARKET FUNDS (Cost $827,967)		827,967
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $17,523,271)		20,569,069
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(836,370)
NET ASSETS - 100%		$ 19,732,699
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (173,000)	(179,517)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(2,300)	(2,387)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(174,400)	(180,967)
3.5% 9/1/42	(159,000)	(168,590)
4% 9/1/42	(23,900)	(25,629)
4.5% 9/1/42	(26,100)	(28,249)
5% 9/1/42	(30,900)	(33,749)
5.5% 9/1/42	(12,000)	(13,169)
6% 9/1/42	(29,000)	(31,957)
TOTAL FANNIE MAE		(687,666)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
5% 9/1/42	$ (2,000)	$ (2,168)
Ginnie Mae
3.5% 9/1/42	(8,700)	(9,418)
3.5% 9/1/42	(4,300)	(4,655)
4% 9/1/42	(3,500)	(3,839)
TOTAL GINNIE MAE		(17,912)
TOTAL TBA SALE COMMITMENTS (Proceeds $705,187)		$ (707,746)
Swap Agreements
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000)(k)

	Sept. 2037	$ 4,450	$ (4,223)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000)(k)	Sept. 2037	3,647	(3,461)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000)(k)	Sept. 2037	837	(794)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000)(k)	Sept. 2037	3,647	(3,461)
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000)(k)

	Sept. 2037	$ 3,547	$ (3,366)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000)(k)	Sept. 2037	3,045	(2,890)
		$ 19,173	$ (18,195)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $660,076,000 or 3.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $22,557,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,053,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 3,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 12,688
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Vice Holdings, Inc.	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,119
Fidelity Corporate Bond 1-10 Year Central Fund	11,910
Fidelity Mortgage Backed Securities Central Fund	36,099
Fidelity Securities Lending Cash Central Fund	2,162
Total	$ 51,290
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 286,809	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	470,325	-	1,638,428	10.5%
Total	$ 1,424,822	$ 470,325	$ -	$ 1,925,237
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 19,625	$ 5,149	$ 3,815	$ -	$ 21,602
CareView Communications, Inc.	14,652	376	-	-	10,530
Neurocrine Biosciences, Inc.	22,913	-	-	-	27,540
TherapeuticsMD, Inc.	-	11,260	-	-	18,645
Total	$ 57,190	$ 16,785	$ 3,815	$ -	$ 78,317
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,588,696	$ 1,474,798	$ 24,496	$ 89,402
Consumer Staples	1,607,389	1,543,266	64,123	-
Energy	1,327,286	1,327,286	-	-
Financials	1,453,806	1,430,417	10,786	12,603
Health Care	1,634,022	1,634,022	-	-
Industrials	940,337	940,300	-	37
Information Technology	2,837,131	2,821,797	14,340	994
Materials	364,789	364,789	-	-
Telecommunication Services	120,771	120,771	-	-
Utilities	288,481	282,549	5,932	-
Investment Companies	1,509	-	1,509	-
Corporate Bonds	2,233,066	-	2,207,279	25,787
U.S. Government and Government Agency Obligations	1,044,155	-	1,044,155	-
U.S. Government Agency - Mortgage Securities	1,700,756	-	1,700,756	-
Asset-Backed Securities	49,433	-	43,973	5,460
Collateralized Mortgage Obligations	36,572	-	35,330	1,242
Commercial Mortgage Securities	337,636	-	317,296	20,340
Municipal Securities	65,752	-	65,752	-
Floating Rate Loans	180,606	-	173,792	6,814
Bank Notes	3,672	-	3,672	-
Fixed-Income Funds	1,925,237	1,925,237	-	-
Money Market Funds	827,967	827,967	-	-
Total Investments in Securities:	$ 20,569,069	$ 14,693,199	$ 5,713,191	$ 162,679
Derivative Instruments:
Liabilities
Swap Agreements	$ (18,195)	$ -	$ (18,195)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (707,746)	$ -	$ (707,746)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (18,195)
Total Value of Derivatives	$ -	$ (18,195)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	4.6%
BBB	6.0%
BB	2.1%
B	1.7%
CCC,CC,C	1.1%
D	0.0%
Not Rated	0.4%
Equities	61.6%
Short-Term Investments and Net Other Assets	3.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $44,732) - See accompanying schedule: Unaffiliated issuers (cost $14,821,535)	$ 17,737,548
Fidelity Central Funds (cost $2,630,103)	2,753,204
Other affiliated issuers (cost $71,633)	78,317
Total Investments (cost $17,523,271)		$ 20,569,069
Cash		43
Foreign currency held at value (cost $1,399)		1,399
Receivable for investments sold, regular delivery		598,055
Receivable for TBA sale commitments		705,187
Receivable for swap agreements		3
Receivable for fund shares sold		10,505
Dividends receivable		24,123
Interest receivable		44,702
Distributions receivable from Fidelity Central Funds		1,329
Other receivables		941
Total assets		21,955,356

Liabilities
Payable for investments purchased Regular delivery	$ 192,221
Delayed delivery	1,233,690
TBA sale commitments, at value	707,746
Payable for swap agreements	2,146
Payable for fund shares redeemed	12,596
Swap agreements, at value	18,195
Accrued management fee	6,667
Other affiliated payables	2,429
Other payables and accrued expenses	1,045
Collateral on securities loaned, at value	45,922
Total liabilities		2,222,657

Net Assets		$ 19,732,699
Net Assets consist of:
Paid in capital		$ 16,554,137
Undistributed net investment income		84,879
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,926
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,025,757
Net Assets		$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Puritan: Net Asset Value, offering price and redemption price per share ($15,471,548 ÷ 792,374 shares)	$ 19.53

Class K: Net Asset Value, offering price and redemption price per share ($4,261,151 ÷ 218,259 shares)	$ 19.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 203,278
Interest		242,508
Income from Fidelity Central Funds		51,290
Total income		497,076

Expenses
Management fee	$ 77,419
Transfer agent fees	27,370
Accounting and security lending fees	1,950
Custodian fees and expenses	348
Independent trustees' compensation	126
Appreciation in deferred trustee compensation account	1
Registration fees	242
Audit	274
Legal	96
Miscellaneous	195
Total expenses before reductions	108,021
Expense reductions	(673)	107,348
Net investment income (loss)		389,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	268,271
Other affiliated issuers	(84)
Foreign currency transactions	30
Swap agreements	(13,193)
Total net realized gain (loss)		255,024
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $33)	1,557,843
Assets and liabilities in foreign currencies	(28)
Swap agreements	12,333
Delayed delivery commitments	(4,457)
Total change in net unrealized appreciation (depreciation)		1,565,691
Net gain (loss)		1,820,715
Net increase (decrease) in net assets resulting from operations		$ 2,210,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,728	$ 385,230
Net realized gain (loss)	255,024	1,644,208
Change in net unrealized appreciation (depreciation)	1,565,691	482,668
Net increase (decrease) in net assets resulting from operations	2,210,443	2,512,106
Distributions to shareholders from net investment income	(364,135)	(395,907)
Distributions to shareholders from net realized gain	-	(3,264)
Total distributions	(364,135)	(399,171)
Share transactions - net increase (decrease)	(743,799)	(816,545)
Total increase (decrease) in net assets	1,102,509	1,296,390

Net Assets
Beginning of period	18,630,190	17,333,800
End of period (including undistributed net investment income of $84,879 and undistributed net investment income of $87,615, respectively)	$ 19,732,699	$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Income from Investment Operations
Net investment income (loss) B	.38	.35	.40	.45	.50
Net realized and unrealized gain (loss)	1.78	1.93	.75	(2.00)	(1.80)
Total from investment operations	2.16	2.28	1.15	(1.55)	(1.30)
Distributions from net investment income	(.35)	(.36)	(.39)	(.44)	(.55)
Distributions from net realized gain	-	- F	(.01)	(.02)	(1.62)
Total distributions	(.35)	(.37) H	(.40)	(.46) G	(2.17)
Net asset value, end of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Total Return A	12.35%	14.38%	7.61%	(8.76)%	(7.35)%
Ratios to Average Net Assets C,E
Expenses before reductions	.59%	.60%	.61%	.67%	.61%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.67%	.61%
Expenses net of all reductions	.59%	.59%	.61%	.67%	.60%
Net investment income (loss)	2.03%	1.96%	2.48%	3.30%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 15,472	$ 15,420	$ 15,054	$ 16,111	$ 21,427
Portfolio turnover rate D	141%	154% I	104%	116% I	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.40	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.77	1.93	.74	(1.99)	(1.16)
Total from investment operations	2.17	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.37)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-	- I	(.01)	(.02)	-
Total distributions	(.37)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B,C	12.43%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.15%	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,261	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	141%	154% K	104%	116% K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, bank notes, floating rate loans, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,204,307
Gross unrealized depreciation	(296,948)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,907,359

Tax Cost	$ 17,661,710

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,935
Undistributed long-term capital gain	$ 235,182
Net unrealized appreciation (depreciation)	$ 2,887,319

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 364,135	$ 399,171

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (13,193)	$ 12,333

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at

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5. Derivative Instruments - continued

Swap Agreements - continued

specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $11,838,549 and $11,610,222, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Puritan	$ 25,505.17
Class K	1,865.05
	$ 27,370

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $219 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Security Lending - continued

the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $66. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2,162 (including $19 from securities loaned to FCM).

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $26,297. The weighted average interest rate was .58%. The interest expense amounted to four hundred twenty four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $670 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Puritan	$ 290,441	$ 333,862
Class K	73,694	62,045
Total	$ 364,135	$ 395,907

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12. Distributions to Shareholders - continued

Years ended August 31,	2012	2011
From net realized gain
Puritan	$ -	$ 2,823
Class K	-	441
Total	$ -	$ 3,264

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Puritan
Shares sold	79,946	80,583	$ 1,477,678	$ 1,457,491
Reinvestment of distributions	15,053	17,715	274,339	318,717
Shares redeemed	(172,734)	(180,664)	(3,181,243)	(3,262,008)
Net increase (decrease)	(77,735)	(82,366)	$ (1,429,226)	$ (1,485,800)
Class K
Shares sold	80,899	63,847	$ 1,501,190	$ 1,155,980
Reinvestment of distributions	4,030	3,457	73,694	62,486
Shares redeemed	(47,844)	(30,388)	(889,457)	(549,211)
Net increase (decrease)	37,085	36,916	$ 685,427	$ 669,255

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/15/12	10/12/12	$0.088	$0.236

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012 $238,911,300, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $146,984,558 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 12%, 36%, 56%, 57% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 15%, 45%, 65%, 66% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PUR-K-UANN-1012
1.863164.103

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	12.35%	3.17%	6.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Retail Class shares returned 12.35%, trailing the 13.34% gain of the Fidelity Puritan Composite IndexSM. Stock selection hurt, but the negative impact was modestly offset by our overweighting in equities, which advanced strongly on an absolute basis. We benefited the most from fixed-income investments, including good picks and an underweighted stake in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. The biggest individual detractor was Green Mountain Coffee Roasters, which saw its stock fall as growth slowed and the company missed revenue and earnings estimates. In materials, we were hurt by two gold-related stocks: Australia-based Newcrest Mining and producer Goldcorp, both of which lost ground. Elsewhere, our investments in Facebook declined sharply following the social media company's May initial public offering. Apple was by far our top contributor, as its stock soared on strong sales and earnings. Michael Kors Holdings was additive, as this "affordable luxury" brand has seen fast growth of its apparel and accessories. Shares of media and cable company Comcast made a strong advance, and our outsized stake boosted results. Many of the stocks I've mentioned were not in the index, and some were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Puritan	.59%
Actual		$ 1,000.00	$ 1,029.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 3.00
Class K	.48%
Actual		$ 1,000.00	$ 1,029.70	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.0
Microsoft Corp.	1.4	1.4
Chevron Corp.	1.4	1.6
General Electric Co.	1.3	0.6
The Coca-Cola Co.	1.3	1.3
	9.9
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.7	4.8
U.S. Treasury Obligations	5.4	8.9
Freddie Mac	2.4	2.2
Ginnie Mae	1.9	1.7
Wachovia Bank Commercial Mortgage Trust	0.5	0.4
	18.9
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.1	14.4
Financials	11.7	11.8
Consumer Discretionary	9.9	11.1
Health Care	9.1	7.7
Consumer Staples	8.8	8.5
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Stocks and Investment Companies 61.3%		Stocks and Investment Companies 62.6%
	Bonds 33.6%		Bonds 32.5%
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Other Investments 0.9%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.0%	** Foreign investments	12.2%

Percentages are adjusted for the effect of futures contracts and swap agreements, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 61.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 2,063
Automobiles - 0.3%
General Motors Co. (a)	2,170	46
Harley-Davidson, Inc.	607,600	25,495
Honda Motor Co. Ltd.	768,400	24,481
Motors Liquidation Co. GUC Trust (a)	28,150	403
Tesla Motors, Inc. (a)	128,800	3,673
		54,098
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	1,000	13
Dunkin' Brands Group, Inc.	1,148,000	33,441
McDonald's Corp.	308,600	27,617
Starbucks Corp.	895,600	44,431
Station Holdco LLC (a)(p)(q)	1,194,419	1,839
Station Holdco LLC warrants 6/15/18 (a)(p)(q)	75,658	4
Vail Resorts, Inc.	917,027	47,273
		154,618
Household Durables - 0.7%
D.R. Horton, Inc.	1,000,000	18,990
Lennar Corp. Class A	1,487,100	48,227
Toll Brothers, Inc. (a)	2,264,800	74,104
		141,321
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	452,800	112,399
Expedia, Inc.	546,400	28,063
Priceline.com, Inc. (a)	20,100	12,152
		152,614
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	211,548
Discovery Communications, Inc. (a)	760,900	41,728
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	1,945	15
Legend Pictures LLC (a)(p)(q)	49,141	52,538
Lions Gate Entertainment Corp. (a)(f)	1,355,900	20,040
Manchester United PLC	1,785,700	23,750
News Corp. Class A	4,192,300	98,058
Pandora Media, Inc. (a)(f)	529,694	6,351
Publicis Groupe SA	355,600	18,457
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	284,190	$ 14,059
Vertis Holdings, Inc. (a)	1,934	22
		486,566
Multiline Retail - 0.1%
PPR SA	202,600	31,650
Specialty Retail - 1.4%
Home Depot, Inc.	2,346,100	133,141
Limited Brands, Inc.	826,800	40,182
TJX Companies, Inc.	2,179,600	99,804
		273,127
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,155,400	19,183
Michael Kors Holdings Ltd.	1,079,961	58,264
NIKE, Inc. Class B	491,000	47,804
PVH Corp.	384,100	36,067
Ralph Lauren Corp.	327,700	51,990
Tumi Holdings, Inc. (f)	67,400	1,419
		214,727
TOTAL CONSUMER DISCRETIONARY		1,510,784
CONSUMER STAPLES - 8.1%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	867,700	73,043
Beam, Inc.	1,228,200	71,678
Britvic PLC	2,351,300	11,932
Diageo PLC sponsored ADR	195,300	21,331
Dr Pepper Snapple Group, Inc.	571,200	25,595
Monster Beverage Corp. (a)	657,700	38,758
The Coca-Cola Co.	6,860,400	256,579
		498,916
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	729,600	71,406
CVS Caremark Corp.	3,265,100	148,725
Drogasil SA	106,220	1,123
Wal-Mart Stores, Inc.	2,799,400	203,236
Whole Foods Market, Inc.	161,200	15,596
		440,086
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Kraft Foods, Inc. Class A	3,059,600	$ 127,065
Mead Johnson Nutrition Co. Class A	3,800	279
		127,344
Household Products - 0.2%
Kimberly-Clark Corp.	380,300	31,793
Procter & Gamble Co.	21,800	1,465
		33,258
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,029,200	61,701
Prestige Brands Holdings, Inc. (a)	2,182,251	35,047
		96,748
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	400,300	41,927
Japan Tobacco, Inc.	2,114,800	64,123
Lorillard, Inc.	566,400	71,089
Philip Morris International, Inc.	2,619,240	233,898
		411,037
TOTAL CONSUMER STAPLES		1,607,389
ENERGY - 6.7%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	673,700	36,858
Ensco PLC Class A	1,256,700	72,097
National Oilwell Varco, Inc.	519,900	40,968
Noble Corp.	1,426,100	54,391
Ocean Rig UDW, Inc. (United States)	1,484,049	24,828
Schlumberger Ltd.	621,300	44,970
		274,112
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	14,791	1,268
Cabot Oil & Gas Corp.	1,185,900	49,108
Cheniere Energy, Inc. (a)	136,900	2,021
Chevron Corp.	2,447,400	274,500
Energen Corp.	378,600	19,328
EQT Corp.	445,600	24,045
EV Energy Partners LP	575,724	36,138
Exxon Mobil Corp.	2,521,517	220,128
Marathon Petroleum Corp.	832,200	43,066
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,359,458	$ 115,568
Phillips 66	1,039,000	43,638
Pioneer Natural Resources Co.	439,100	42,751
Plains Exploration & Production Co. (a)	845,100	33,229
Suncor Energy, Inc.	751,000	23,473
Tesoro Corp.	542,500	21,559
Williams Companies, Inc.	3,101,900	100,098
		1,049,918
TOTAL ENERGY		1,324,030
FINANCIALS - 7.2%
Capital Markets - 0.4%
Apollo Global Management LLC Class A	1,112,300	14,749
Evercore Partners, Inc. Class A	1,013,500	25,033
HFF, Inc. (a)	900,200	11,973
Morgan Stanley	1,442,556	21,638
State Street Corp.	477,200	19,852
		93,245
Commercial Banks - 2.5%
BB&T Corp.	824,900	26,017
CIT Group, Inc. (a)	222,600	8,405
First Republic Bank	50,000	1,635
Huntington Bancshares, Inc.	2,613,300	17,248
PNC Financial Services Group, Inc.	253,600	15,764
SunTrust Banks, Inc.	1,075,900	27,080
U.S. Bancorp	4,249,400	141,972
Wells Fargo & Co.	7,507,040	255,465
		493,586
Consumer Finance - 0.9%
American Express Co.	698,400	40,717
Capital One Financial Corp.	777,500	43,952
Discover Financial Services	1,098,600	42,549
SLM Corp.	3,316,100	52,229
		179,447
Diversified Financial Services - 1.5%
Citigroup, Inc.	5,410,240	160,738
JPMorgan Chase & Co.	2,694,723	100,082
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
NBH Holdings Corp. Class A (a)(h)	710,000	$ 12,603
The NASDAQ Stock Market, Inc.	1,112,600	25,445
		298,868
Insurance - 0.8%
ACE Ltd.	392,600	28,946
Berkshire Hathaway, Inc. Class B (a)	761,200	64,200
MetLife, Inc.	1,798,100	61,369
		154,515
Real Estate Investment Trusts - 1.1%
American Tower Corp.	1,133,100	79,770
Lexington Corporate Properties Trust (f)	3,468,867	32,538
Public Storage	172,900	25,167
Simon Property Group, Inc.	468,200	74,303
		211,778
TOTAL FINANCIALS		1,431,439
HEALTH CARE - 8.3%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (a)(f)	2,172,600	15,273
Acorda Therapeutics, Inc. (a)	590,000	13,482
Affymax, Inc. (a)	959,900	16,981
Alexion Pharmaceuticals, Inc. (a)	288,200	30,898
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	21,602
Amarin Corp. PLC ADR (a)(f)	418,800	5,733
Amgen, Inc.	1,789,500	150,175
Arena Pharmaceuticals, Inc. (a)(f)	766,100	6,926
Biogen Idec, Inc. (a)	767,000	112,435
BioMarin Pharmaceutical, Inc. (a)	518,500	19,361
CSL Ltd.	1,035,843	47,548
Gilead Sciences, Inc. (a)	1,232,700	71,114
Grifols SA ADR	2,693,600	55,407
Medivation, Inc. (a)	300,000	31,458
Merrimack Pharmaceuticals, Inc.	340,294	2,709
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	27,540
Theravance, Inc. (a)	840,900	22,427
Vertex Pharmaceuticals, Inc. (a)	595,300	31,747
		682,816
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.2%
The Cooper Companies, Inc.	521,259	$ 43,708
Health Care Providers & Services - 1.4%
Catamaran Corp. (a)	675,175	58,603
Express Scripts Holding Co. (a)	1,292,858	80,959
Health Net, Inc. (a)	3	0*
McKesson Corp.	264,200	23,014
Qualicorp SA (a)	3,357,800	33,001
UnitedHealth Group, Inc.	1,641,900	89,155
		284,732
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)(g)	10,425,300	10,530
Cerner Corp. (a)	322,300	23,573
		34,103
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(f)	159,700	6,720
Pharmaceuticals - 3.0%
Elan Corp. PLC sponsored ADR (a)	1,399,148	15,894
Eli Lilly & Co.	1,821,800	81,817
Forest Laboratories, Inc. (a)	970,900	33,681
Merck & Co., Inc.	3,155,000	135,823
Optimer Pharmaceuticals, Inc. (a)	1,235,000	18,562
Pfizer, Inc.	6,970,500	166,316
TherapeuticsMD, Inc. (a)(g)	5,500,000	18,645
Valeant Pharmaceuticals International, Inc. (Canada) (a)	526,311	26,947
ViroPharma, Inc. (a)	400,778	10,661
Watson Pharmaceuticals, Inc. (a)	904,700	73,597
		581,943
TOTAL HEALTH CARE		1,634,022
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	508,800	29,739
Textron, Inc.	1,906,100	50,931
United Technologies Corp.	1,398,800	111,694
		192,364
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	584,954	43,175
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	567,100	$ 14,461
Masonite Worldwide Holdings (a)	5,358	159
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	16
warrants 5/20/16 (a)	19,485	21
		14,657
Electrical Equipment - 0.2%
AMETEK, Inc.	497,402	17,066
Regal-Beloit Corp.	266,000	18,104
		35,170
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	455,400	23,836
Danaher Corp.	230,700	12,359
General Electric Co.	12,925,200	267,681
Tyco International Ltd.	1,384,700	78,069
		381,945
Machinery - 0.7%
Caterpillar, Inc.	234,400	20,001
Illinois Tool Works, Inc.	981,600	58,199
Ingersoll-Rand PLC	801,500	37,478
WABCO Holdings, Inc. (a)	281,600	16,536
Westport Innovations, Inc. (a)(f)	14,059	495
		132,709
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	8,225
Road & Rail - 0.6%
Union Pacific Corp.	990,856	120,330
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (a)(f)	570,400	11,762
TOTAL INDUSTRIALS		940,337
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,954,300	37,288
Motorola Solutions, Inc.	2,090,600	99,638
QUALCOMM, Inc.	2,475,600	152,150
		289,076
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.5%
Apple, Inc.	1,327,200	$ 882,885
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	736,000	44,800
Arrow Electronics, Inc. (a)	428,800	15,544
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,404
		61,748
Internet Software & Services - 2.1%
Demand Media, Inc. (a)(f)	1,324,308	13,442
eBay, Inc. (a)	2,273,600	107,928
Facebook, Inc.:
Class A (f)	619,100	11,193
Class B (a)(q)	881,260	14,340
Google, Inc. Class A (a)	337,600	231,286
Mail.ru Group Ltd.:
GDR (h)	580,000	19,007
GDR (Reg. S)	289,900	9,500
Rackspace Hosting, Inc. (a)	14,700	882
Yahoo!, Inc. (a)	860,900	12,612
		420,190
IT Services - 2.4%
Accenture PLC Class A	1,036,600	63,855
Cognizant Technology Solutions Corp. Class A (a)	855,900	55,017
IBM Corp.	907,400	176,807
Redecard SA	3,871,200	63,983
Teradata Corp. (a)	171,100	13,069
Visa, Inc. Class A	733,000	94,007
		466,738
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	1,290,900	48,189
ASML Holding NV	742,500	42,152
Avago Technologies Ltd.	578,500	21,156
Broadcom Corp. Class A	975,000	34,642
Freescale Semiconductor Holdings I Ltd. (a)	3,208,700	32,119
Intel Corp.	1,988,900	49,384
NXP Semiconductors NV (a)	1,517,800	35,395
Samsung Electronics Co. Ltd.	32,343	35,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,200	1,502
		299,712
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Citrix Systems, Inc. (a)	456,400	$ 35,458
Fortinet, Inc. (a)	418,506	11,095
Microsoft Corp.	8,947,500	275,762
QLIK Technologies, Inc. (a)	472,300	9,989
salesforce.com, Inc. (a)	413,300	60,003
Splunk, Inc.	36,800	1,266
VMware, Inc. Class A (a)	249,500	22,215
		415,788
TOTAL INFORMATION TECHNOLOGY		2,836,137
MATERIALS - 1.8%
Chemicals - 1.8%
Albemarle Corp.	544,100	29,779
Ashland, Inc.	667,100	49,119
Eastman Chemical Co.	607,800	33,587
LyondellBasell Industries NV Class A	1,160,694	56,688
Monsanto Co.	1,254,400	109,271
Sherwin-Williams Co.	396,900	56,788
Tronox Ltd. Class A	118,015	3,044
W.R. Grace & Co. (a)	388,400	22,434
		360,710
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	1,084,900	45,848
Iliad SA	174,465	27,650
		73,498
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	350,800	20,971
Sprint Nextel Corp. (a)	5,423,000	26,302
		47,273
TOTAL TELECOMMUNICATION SERVICES		120,771
UTILITIES - 1.4%
Electric Utilities - 1.0%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,412,400	$ 61,849
FirstEnergy Corp.	1,091,900	47,716
NextEra Energy, Inc.	1,186,000	79,830
		189,395
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	2,024,300	23,057
Multi-Utilities - 0.3%
Sempra Energy	963,400	63,777
TOTAL UTILITIES		276,229
TOTAL COMMON STOCKS (Cost $9,429,334)		12,041,848
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	5,316
Media - 0.2%
Vice Holdings, Inc. (q)	6,701	34,999
TOTAL CONSUMER DISCRETIONARY		40,315
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,774
Chesapeake Energy Corp. 5.00%	18,580	1,482
		3,256
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	4,079
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	$ 6,320
PPL Corp. 8.75%	108,000	5,932
		12,252
TOTAL CONVERTIBLE PREFERRED STOCKS		60,896
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	212,900	37,597
FINANCIALS - 0.1%
Capital Markets - 0.0%
Affiliated Managers Group, Inc. 6.375%	40,180	1,025
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,677	1,177
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	10,786
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	9,379
TOTAL FINANCIALS		22,367
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,964
TOTAL PREFERRED STOCKS (Cost $105,416)		120,860
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $1,989)	180,800	1,509
Corporate Bonds - 11.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 384	$ 279
3.5% 1/15/31 (h)	2,838	2,063
		2,342
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,460
Massey Energy Co. 3.25% 8/1/15	3,610	3,240
		6,700
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (q)	10,000	10,000
8% 12/6/14 (q)	3,000	3,000
		13,000
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,723
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (m)(q)	11,883	12,324
TOTAL MATERIALS		17,047
TOTAL CONVERTIBLE BONDS		39,089
Nonconvertible Bonds - 11.1%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Delphi Corp.:
5.875% 5/15/19	1,820	1,952
6.125% 5/15/21	1,690	1,859
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (h)	$ 1,110	$ 1,066
Tenneco, Inc. 6.875% 12/15/20	2,415	2,632
		7,509
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (h)	17,102	17,323
Ford Motor Co.:
6.375% 2/1/29	2,190	2,366
6.625% 10/1/28	2,510	2,804
7.45% 7/16/31	2,335	2,884
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	490	546
Volkswagen International Finance NV 2.375% 3/22/17 (h)	17,000	17,558
		43,481
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,701
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(m)	4,954	5,085
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,905
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	332
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (h)	6,365	6,254
9% 2/15/20 (h)	1,765	1,758
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	442
Choice Hotels International, Inc. 5.75% 7/1/22	390	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	$ 2,878	$ 2,072
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,100
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,932
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,110
6.75% 4/1/13	80	82
7.5% 6/1/16	2,855	2,983
9% 3/15/20	1,770	1,982
13% 11/15/13	5,000	5,669
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17	17
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,064
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	485
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,856
Station Casinos LLC 3.66% 6/18/18 (e)(h)	6,335	5,353
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	234
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,080	410
		40,457
Household Durables - 0.1%
KB Home:
7.5% 9/15/22	1,960	2,024
8% 3/15/20	410	442
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	8,325	9,262
8.25% 2/15/21	1,485	1,459
9% 4/15/19	835	849
Standard Pacific Corp. 8.375% 1/15/21	820	912
		14,948
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	625	674
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	$ 340	$ 384
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	928
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,921
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	676
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	15,996	17,515
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	787
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,025
5.5% 12/15/16	1,330	652
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20	585	559
7.625% 3/15/20	4,105	3,982
Comcast Corp.:
4.65% 7/15/42	7,267	7,761
5.15% 3/1/20	595	709
6.4% 3/1/40	4,017	5,286
COX Communications, Inc. 4.625% 6/1/13	2,632	2,711
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,813
6.35% 6/1/40	3,224	4,148
DISH DBS Corp.:
5.875% 7/15/22 (h)	2,655	2,675
6.75% 6/1/21	3,515	3,752
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,244
Gray Television, Inc. 10.5% 6/29/15	990	1,067
Lamar Media Corp.:
5.875% 2/1/22	525	557
7.875% 4/15/18	1,400	1,547
National CineMedia LLC:
6% 4/15/22 (h)	2,600	2,704
7.875% 7/15/21	1,380	1,487
NBCUniversal Media LLC:
5.15% 4/30/20	4,917	5,807
6.4% 4/30/40	4,249	5,514
News America Holdings, Inc. 7.75% 12/1/45	7,312	9,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc. 6.15% 2/15/41	$ 7,234	$ 8,902
Nexstar Broadcasting, Inc.:
7% 1/15/14	196	194
7% 1/15/14 pay-in-kind	6,023	5,963
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,537
11.5% 5/1/16	1,947	2,181
11.625% 2/1/14	1,171	1,329
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (m)	4,567	3,888
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	489
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,473
Time Warner Cable, Inc.:
4.5% 9/15/42	4,447	4,428
5.5% 9/1/41	11,225	12,724
6.2% 7/1/13	2,154	2,253
6.75% 7/1/18	1,087	1,360
Time Warner, Inc.:
5.375% 10/15/41	1,539	1,760
5.875% 11/15/16	3,112	3,685
6.2% 3/15/40	2,618	3,218
6.5% 11/15/36	2,633	3,293
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (h)	480	526
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,319
Videotron Ltd. 9.125% 4/15/18	5,565	6,066
WMG Acquisition Corp. 9.5% 6/15/16	515	563
		163,305
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,545	1,599
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	620
Claire's Stores, Inc. 9% 3/15/19 (h)	3,085	3,208
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,619
Sonic Automotive, Inc.:
7% 7/15/22 (h)	885	938
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.: - continued
9% 3/15/18	$ 1,000	$ 1,088
Staples, Inc. 7.375% 10/1/12	757	761
		10,234
TOTAL CONSUMER DISCRETIONARY		288,993
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,113	1,137
3.25% 5/15/22	1,319	1,368
Constellation Brands, Inc. 4.625% 3/1/23	675	686
Diageo Capital PLC 5.2% 1/30/13	3,201	3,263
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,009
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,916
5.875% 1/15/36	3,442	4,118
6.375% 6/15/14	446	488
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)	4,522	4,907
		20,892
Food & Staples Retailing - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,876
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,458
9.25% 3/15/20	1,330	1,367
10.375% 7/15/16	5,420	5,718
		23,419
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	507
Kraft Foods, Inc.:
6.5% 2/9/40	2,975	4,104
6.75% 2/19/14	318	346
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,280	1,347
		6,304
Personal Products - 0.0%
Prestige Brands, Inc. 8.125% 2/1/20	220	243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	$ 4,020	$ 4,009
4.25% 8/9/42	4,020	3,929
9.7% 11/10/18	14,772	21,209
Philip Morris International, Inc. 1.125% 8/21/17	21,321	21,282
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,327
7.25% 6/15/37	6,101	7,825
		61,581
TOTAL CONSUMER STAPLES		112,439
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20	320	342
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,662
5.35% 3/15/20 (h)	5,028	5,516
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,791
5% 10/1/21	2,280	2,492
6.5% 4/1/20	1,008	1,189
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	365	373
Offshore Group Investment Ltd. 11.5% 8/1/15	5,745	6,363
Oil States International, Inc. 6.5% 6/1/19	1,420	1,509
Precision Drilling Corp.:
6.5% 12/15/21	315	331
6.625% 11/15/20	1,580	1,663
Pride International, Inc. 6.875% 8/15/20	1,355	1,711
Transocean, Inc.:
5.05% 12/15/16	3,719	4,120
6.375% 12/15/21	4,911	5,920
Unit Corp. 6.625% 5/15/21 (h)	4,515	4,583
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,681
5.15% 3/15/13	2,110	2,155
		51,401
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 1,735	$ 1,557
6.25% 6/1/21	1,675	1,503
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	767
6.375% 9/15/17	9,475	11,331
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	5,655	1,470
Canadian Natural Resources Ltd. 5.15% 2/1/13	1,519	1,547
Continental Resources, Inc. 5% 9/15/22	2,690	2,784
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	860	873
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,239
Duke Capital LLC 6.25% 2/15/13	589	603
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,219
6.45% 11/3/36 (h)	3,753	4,333
El Paso Natural Gas Co. 5.95% 4/15/17	867	993
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,757
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,878
Enterprise Products Operating LP:
5.6% 10/15/14	660	723
5.65% 4/1/13	410	420
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (h)	885	885
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,771
Forest Oil Corp. 7.25% 6/15/19	1,670	1,637
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	353
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	1,325	1,401
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,807
6.5% 5/15/19 (h)	1,820	1,815
Magnum Hunter Resources Corp. 9.75% 5/15/20 (h)	2,455	2,424
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,451
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	624
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,176
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,089
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC: - continued
6.85% 1/15/40 (h)	$ 2,906	$ 3,832
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,175
Nexen, Inc. 5.2% 3/10/15	842	916
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	4,420	4,641
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	1,025	1,043
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,202
7.875% 3/15/19	5,564	6,899
Petroleos Mexicanos:
4.875% 1/24/22 (h)	2,315	2,599
5.5% 1/21/21	5,342	6,237
5.5% 6/27/44 (h)	5,685	6,182
6% 3/5/20	879	1,048
6.5% 6/2/41 (h)	7,225	8,977
Petroleum Development Corp. 12% 2/15/18	4,240	4,558
Phillips 66:
4.3% 4/1/22 (h)	5,053	5,507
5.875% 5/1/42 (h)	4,552	5,381
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,537	2,682
3.95% 9/15/15	137	148
4.25% 9/1/12	663	663
6.125% 1/15/17	1,880	2,229
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)	1,075	1,086
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,588
5.5% 9/30/14 (h)	3,880	4,181
5.832% 9/30/16 (h)	885	965
6.332% 9/30/27 (h)	5,710	6,752
6.75% 9/30/19 (h)	2,367	2,935
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,598
SandRidge Energy, Inc.:
7.5% 3/15/21 (h)	895	902
7.5% 2/15/23 (h)	2,390	2,390
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,045
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	527
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 421	$ 485
Spectra Energy Partners, LP:
2.95% 6/15/16	938	957
4.6% 6/15/21	1,227	1,333
Suncor Energy, Inc. 6.1% 6/1/18	7,256	8,877
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	3,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	792
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,102
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,578
Western Gas Partners LP 5.375% 6/1/21	5,617	6,238
		196,814
TOTAL ENERGY		248,215
FINANCIALS - 3.7%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	3,208	3,394
Goldman Sachs Group, Inc.:
5.95% 1/18/18	3,697	4,159
6.15% 4/1/18	1,544	1,756
Lazard Group LLC:
6.85% 6/15/17	3,573	4,031
7.125% 5/15/15	1,276	1,400
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	4,229	4,252
6.4% 8/28/17	3,463	3,935
Morgan Stanley:
5.5% 7/28/21	5,829	5,980
5.625% 9/23/19	1,659	1,718
5.75% 1/25/21	2,009	2,076
7.3% 5/13/19	4,941	5,576
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,700	340
		38,617
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	7,585	8,257
BB&T Corp. 3.95% 3/22/22	6,213	6,710
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.:
4.25% 8/15/17	$ 2,760	$ 2,781
4.75% 2/15/15 (h)	4,790	4,982
5% 8/15/22	2,195	2,200
5.25% 3/15/18	3,215	3,352
5.375% 5/15/20	2,805	2,896
5.5% 2/15/19 (h)	5,285	5,510
7% 5/2/17 (h)	3,593	3,593
Credit Suisse New York Branch 6% 2/15/18	10,887	12,092
Discover Bank:
7% 4/15/20	2,816	3,314
8.7% 11/18/19	1,651	2,090
Fifth Third Bancorp:
4.5% 6/1/18	418	453
8.25% 3/1/38	3,116	4,356
Fifth Third Bank 4.75% 2/1/15	680	725
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	3,315	3,315
HBOS PLC 6.75% 5/21/18 (h)	408	403
HSBC Holdings PLC 4% 3/30/22	4,891	5,247
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,628
JPMorgan Chase Bank 6% 10/1/17	1,942	2,287
KeyBank NA:
5.45% 3/3/16	1,877	2,099
5.8% 7/1/14	4,250	4,555
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,621
5% 1/17/17	6,619	7,420
5.25% 9/4/12	1,524	1,524
Regions Bank:
6.45% 6/26/37	6,957	6,966
7.5% 5/15/18	2,851	3,321
Regions Financial Corp.:
5.75% 6/15/15	996	1,058
7.75% 11/10/14	4,550	5,040
UnionBanCal Corp.:
3.5% 6/18/22	5,000	5,283
5.25% 12/16/13	614	643
Wachovia Corp.:
5.625% 10/15/16	3,151	3,628
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.: - continued
5.75% 6/15/17	$ 1,728	$ 2,062
Wells Fargo & Co. 3.676% 6/15/16	2,210	2,404
		124,815
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,607
5.5% 2/15/17	5,165	5,346
6.25% 12/1/17	1,800	1,935
Capital One Financial Corp. 2.15% 3/23/15	16,867	17,275
Discover Financial Services:
5.2% 4/27/22	1,155	1,228
6.45% 6/12/17	9,507	10,771
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,004
4.25% 2/3/17	8,050	8,424
5.75% 2/1/21	4,130	4,481
5.875% 8/2/21	2,820	3,114
8.125% 1/15/20	5,000	6,191
General Electric Capital Corp. 5.625% 9/15/17	17,812	21,050
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,849
GMAC LLC:
6.75% 12/1/14	2,355	2,532
8% 12/31/18	5,795	6,519
8% 11/1/31	19,161	22,610
HSBC USA, Inc. 2.375% 2/13/15	6,639	6,803
SLM Corp.:
8% 3/25/20	510	574
8.45% 6/15/18	2,250	2,599
		140,912
Diversified Financial Services - 0.8%
Bank of America Corp.:
3.875% 3/22/17	6,857	7,225
5.65% 5/1/18	3,745	4,184
5.7% 1/24/22	10,579	11,971
5.75% 12/1/17	6,120	6,844
5.875% 2/7/42	6,365	7,233
7.375% 5/15/14	26	28
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
3.625% 5/8/14	$ 3,296	$ 3,460
4.5% 10/1/20	888	1,034
4.742% 3/11/21	4,210	4,943
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,430
Capital One Capital V 10.25% 8/15/39	4,185	4,311
CEVA Group PLC 8.375% 12/1/17 (h)	2,350	2,285
Citigroup, Inc.:
2.25% 8/7/15	10,000	10,087
3.953% 6/15/16	5,674	5,985
4.75% 5/19/15	9,415	10,107
6.125% 5/15/18	1,423	1,651
6.5% 8/19/13	14,217	14,952
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	1,540	1,656
9.375% 5/1/20 (h)	6,040	6,553
General Motors Financial Co., Inc.:
4.75% 8/15/17 (h)	8,705	8,727
6.75% 6/1/18	6,765	7,442
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	8,006
8% 1/15/18 (h)	1,015	1,078
JPMorgan Chase & Co. 3.15% 7/5/16	7,615	8,063
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	919
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,123
TECO Finance, Inc.:
4% 3/15/16	1,242	1,347
5.15% 3/15/20	1,894	2,208
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(m)	810	879
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,241
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	3,664	2,507
		160,479
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 6/1/22	$ 3,800	$ 4,145
Aon Corp.:
3.125% 5/27/16	3,111	3,286
3.5% 9/30/15	2,415	2,546
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	354
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	1,381	1,409
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	9,707	10,440
5.375% 3/15/17	265	290
6.625% 4/15/42	8,421	9,481
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,766
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,368
6.5% 3/15/35 (h)	1,064	1,142
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,605
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,413
MetLife, Inc.:
5% 6/15/15	686	762
6.75% 6/1/16	3,874	4,633
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	338
5.125% 6/10/14 (h)	3,462	3,722
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,090
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,616
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,403
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,925
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,651
5.15% 1/15/13	2,369	2,407
6.2% 11/15/40	2,076	2,448
7.375% 6/15/19	1,880	2,367
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	5,096
Unum Group:
5.625% 9/15/20	2,719	3,003
5.75% 8/15/42	4,577	4,719
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
7.125% 9/30/16	$ 803	$ 935
USI Holdings Corp. 4.3095% 11/15/14 (h)(m)	2,920	2,789
		115,174
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,701
AvalonBay Communities, Inc. 4.95% 3/15/13	216	220
Boston Properties, Inc. 3.85% 2/1/23	3,642	3,813
BRE Properties, Inc. 5.5% 3/15/17	903	1,025
Camden Property Trust:
5.375% 12/15/13	2,150	2,257
5.875% 11/30/12	395	400
DDR Corp. 4.625% 7/15/22	1,932	2,004
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,456	4,776
7.5% 4/1/17	3,456	4,046
Duke Realty LP:
4.375% 6/15/22	3,030	3,167
4.625% 5/15/13	741	756
5.4% 8/15/14	596	636
5.5% 3/1/16	2,930	3,213
6.75% 3/15/20	517	623
8.25% 8/15/19	1,710	2,163
Equity One, Inc.:
5.375% 10/15/15	672	725
6% 9/15/17	522	581
6.25% 12/15/14	924	1,002
6.25% 1/15/17	291	325
Federal Realty Investment Trust:
5.4% 12/1/13	257	270
5.9% 4/1/20	1,287	1,541
6.2% 1/15/17	365	425
HCP, Inc. 3.15% 8/1/22	8,000	7,811
Health Care REIT, Inc. 4.125% 4/1/19	11,300	11,889
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,304
6.25% 6/15/17	726	797
6.65% 1/15/18	490	544
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	$ 3,200	$ 3,424
6.75% 10/15/22	1,885	2,078
Washington (REIT) 5.25% 1/15/14	440	459
		63,975
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,574
BioMed Realty LP:
3.85% 4/15/16	5,000	5,226
4.25% 7/15/22	2,511	2,621
6.125% 4/15/20	1,703	1,987
Brandywine Operating Partnership LP 5.7% 5/1/17	119	130
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	981
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,611
5.25% 3/15/21	2,876	3,177
ERP Operating LP:
4.625% 12/15/21	10,720	12,295
4.75% 7/15/20	3,638	4,121
5.5% 10/1/12	279	280
5.75% 6/15/17	1,446	1,704
Host Hotels & Resorts LP 4.75% 3/1/23	1,290	1,322
Liberty Property LP:
4.125% 6/15/22	2,599	2,697
4.75% 10/1/20	5,547	6,044
5.125% 3/2/15	951	1,022
5.5% 12/15/16	1,396	1,566
Mack-Cali Realty LP:
4.5% 4/18/22	1,598	1,694
7.75% 8/15/19	957	1,176
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,304
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,737
5.5% 1/15/14 (h)	644	660
5.7% 4/15/17 (h)	1,572	1,644
Realogy Corp.:
7.875% 2/15/19 (h)	1,885	1,942
9% 1/15/20 (h)	1,170	1,258
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 360	$ 378
5.25% 8/1/15	1,257	1,368
5.875% 6/15/17	639	734
Simon Property Group LP:
4.2% 2/1/15	1,785	1,904
6.75% 5/15/14	4,302	4,653
Tanger Properties LP:
6.125% 6/1/20	6,753	8,014
6.15% 11/15/15	873	975
		79,799
TOTAL FINANCIALS		723,771
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	14,179	15,506
Celgene Corp. 2.45% 10/15/15	838	867
		16,373
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,078
Hologic, Inc. 6.25% 8/1/20 (h)	1,490	1,578
Teleflex, Inc. 6.875% 6/1/19	1,665	1,782
		6,438
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc.:
4.75% 11/15/21 (h)	9,101	10,504
6.125% 11/15/41 (h)	4,534	5,915
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,315
7.125% 7/15/20	1,305	1,364
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,205
6.3% 8/15/14	2,132	2,311
DaVita, Inc.:
5.75% 8/15/22	1,215	1,264
6.625% 11/1/20	1,555	1,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,847	$ 5,153
6.25% 6/15/14	1,491	1,629
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	736
HCA Holdings, Inc. 7.75% 5/15/21	13,495	14,575
HCA, Inc.:
5.875% 3/15/22	5,645	6,005
6.5% 2/15/20	10,450	11,443
7.5% 2/15/22	3,250	3,620
7.875% 2/15/20	4,825	5,368
9.875% 2/15/17	551	595
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,903
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,682
4.125% 9/15/20	3,728	4,052
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,715
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,240	1,184
Rotech Healthcare, Inc. 10.5% 3/15/18	960	545
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	980
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	655	712
8.125% 11/1/18 (h)	895	973
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(m)	4,790	4,874
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,227
9.875% 7/1/14	4,690	5,159
10% 5/1/18	5,002	5,752
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,495	1,551
7.75% 2/1/19 (h)	3,155	3,273
Vanguard Health Systems, Inc. 0% 2/1/16	97	68
		117,316
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19 (h)	1,760	2,006
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 984	$ 1,047
TOTAL HEALTH CARE		143,180
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	823
6.375% 6/1/19 (h)	3,650	4,358
		5,181
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	62
9.798% 4/1/21	2,989	3,213
6.648% 3/15/19	2,077	2,191
6.9% 7/2/19	630	681
7.339% 4/19/14	894	912
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	770	809
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,202	1,256
8.36% 1/20/19	994	1,079
United Air Lines, Inc. 9.875% 8/1/13 (h)	888	912
		11,115
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	450
HD Supply, Inc.:
8.125% 4/15/19 (h)	2,870	3,121
11% 4/15/20 (h)	1,250	1,375
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(m)	330	348
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,374
USG Corp. 7.875% 3/30/20 (h)	905	963
		9,631
Commercial Services & Supplies - 0.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(m)	2,045	2,101
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 5.25% 8/1/20 (h)	$ 905	$ 929
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,406
7.25% 12/1/20	1,920	2,143
International Lease Finance Corp.:
4.875% 4/1/15	1,580	1,642
5.625% 9/20/13	5,290	5,469
5.65% 6/1/14	4,439	4,594
5.75% 5/15/16	1,840	1,909
5.875% 5/1/13	3,460	3,534
5.875% 4/1/19	4,700	4,846
6.25% 5/15/19	3,035	3,172
6.375% 3/25/13	6,647	6,788
6.625% 11/15/13	8,252	8,623
7.125% 9/1/18 (h)	7,560	8,637
8.25% 12/15/20	3,190	3,720
8.625% 9/15/15	4,640	5,197
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,197
		66,973
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	737
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	994
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	915
		1,909
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	963
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,501
8.875% 11/1/17	1,420	1,441
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	470
		4,375
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	15,840	16,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
5.05% 3/1/41	$ 7,178	$ 8,244
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,004
Norfolk Southern Corp. 3% 4/1/22	11,347	11,765
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,876
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,533
		42,103
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
7.625% 4/15/20	845	936
9.75% 8/1/18	790	906
VWR Funding, Inc.:
7.25% 9/15/17 (h)	2,695	2,729
10.25% 7/15/15 pay-in-kind (m)	6,686	6,891
		11,462
TOTAL INDUSTRIALS		153,486
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,094
10.125% 11/1/15 pay-in-kind (m)	4,428	3,841
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,108
Lucent Technologies, Inc.:
6.45% 3/15/29	12,541	8,089
6.5% 1/15/28	1,110	713
		22,845
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,143
6% 10/1/12	3,594	3,608
6.55% 10/1/17	815	985
		7,736
Internet Software & Services - 0.0%
j2 Global, Inc. 8% 8/1/20 (h)	920	922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	$ 3,120	$ 3,346
Ceridian Corp.:
8.875% 7/15/19 (h)	1,110	1,190
11.25% 11/15/15	2,730	2,669
First Data Corp. 6.75% 11/1/20 (h)	3,485	3,468
Iron Mountain, Inc. 5.75% 8/15/24	1,000	1,008
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,787
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	3,270	3,401
13.375% 10/15/19 (h)	1,780	1,771
		29,640
Office Electronics - 0.1%
Xerox Corp.:
1.8679% 9/13/13 (m)	8,470	8,529
4.25% 2/15/15	503	536
4.5% 5/15/21	2,031	2,135
		11,200
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	6,887	7,541
NXP BV/NXP Funding LLC:
3.2051% 10/15/13 (m)	85	85
9.75% 8/1/18 (h)	1,480	1,691
Spansion LLC:
7.875% 11/15/17	1,150	1,121
11.25% 1/15/16 (d)(h)	905	53
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,525
		13,016
Software - 0.0%
Lawson Software, Inc. 9.375% 4/1/19 (h)	755	819
Nuance Communications, Inc. 5.375% 8/15/20 (h)	640	655
		1,474
TOTAL INFORMATION TECHNOLOGY		86,833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	$ 7,168	$ 7,955
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,270
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,060	1,118
Tronox Finance LLC 6.375% 8/15/20 (h)	1,825	1,843
		14,186
Construction Materials - 0.0%
CEMEX SA de CV 5.4606% 9/30/15 (h)(m)	2,815	2,674
CRH America, Inc. 6% 9/30/16	1,699	1,885
		4,559
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,834	1,688
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	215
9.125% 10/15/20 (h)	65	68
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	300	322
9.125% 10/15/20 (h)	690	716
9.125% 10/15/20 (h)	620	648
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	577
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,254
Owens-Illinois, Inc. 7.8% 5/15/18	350	401
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,358
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	375	347
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,212
		10,806
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,324
Aperam:
7.375% 4/1/16 (h)	385	335
7.75% 4/1/18 (h)	305	253
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	861
Calcipar SA 6.875% 5/1/18 (h)	720	707
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	5,672	6,121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (h)	$ 1,179	$ 1,192
Edgen Murray Corp. 12.25% 1/15/15	5,215	5,541
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,664
6.375% 2/1/16 (h)	8,300	7,927
6.875% 4/1/22 (h)	1,770	1,637
7% 11/1/15 (h)	1,865	1,832
MRC Global, Inc. 9.5% 12/15/16	2,840	3,096
New Gold, Inc. 7% 4/15/20 (h)	345	363
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,362
Severstal Columbus LLC 10.25% 2/15/18	1,820	1,866
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,154
6.375% 8/15/22 (h)	990	1,020
Vale Overseas Ltd.:
4.375% 1/11/22	5,000	5,128
6.25% 1/23/17	2,152	2,467
		45,850
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	5,290	6,057
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (h)	3,790	3,904
11.75% 1/15/19 (h)	2,615	2,066
		12,027
TOTAL MATERIALS		87,428
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	5,000	6,529
6.8% 5/15/36	8,428	11,530
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,755
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (d)	3,815	2,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 2,344	$ 2,552
6.45% 6/15/21	2,312	2,582
7.6% 9/15/39	707	731
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,136	2,111
Eileme 2 AB 11.625% 1/31/20 (h)	2,095	2,294
Embarq Corp. 7.995% 6/1/36	2,621	2,902
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,091
Intelsat Ltd. 11.25% 6/15/16	2,082	2,191
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	435	444
Level 3 Financing, Inc. 7% 6/1/20 (h)	1,460	1,449
Sprint Capital Corp. 6.9% 5/1/19	14,150	14,486
Telefonica Emisiones SAU 5.462% 2/16/21	3,562	3,277
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,385
6.25% 4/1/37	3,729	4,952
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,711
		68,547
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 3.625% 3/30/15	999	1,067
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	1,082	1,071
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	4,408
Crown Castle International Corp. 9% 1/15/15	2,955	3,184
Digicel Group Ltd.:
7% 2/15/20 (h)	275	276
8.875% 1/15/15 (h)	6,915	7,053
12% 4/1/14 (h)	3,990	4,419
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	2,472	2,527
5.875% 10/1/19	6,223	7,319
6.35% 3/15/40	1,699	2,001
Intelsat Jackson Holdings SA:
7.25% 4/1/19	7,260	7,823
7.5% 4/1/21	5,500	5,954
Nextel Communications, Inc.:
5.95% 3/15/14	140	140
7.375% 8/1/15	862	866
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Capital Corp. 7.625% 4/1/21	$ 2,609	$ 2,015
Sprint Nextel Corp.:
7% 8/15/20	5,860	5,992
9% 11/15/18 (h)	6,595	7,782
Vodafone Group PLC 5% 12/16/13	2,129	2,250
		66,147
TOTAL TELECOMMUNICATION SERVICES		134,694
UTILITIES - 1.1%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	286
AmerenUE 6.4% 6/15/17	2,769	3,323
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,020
Duke Capital LLC 5.668% 8/15/14	1,905	2,053
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,820	4,312
6.4% 9/15/20 (h)	7,884	9,112
Edison International 3.75% 9/15/17	3,169	3,389
Edison Mission Energy 7% 5/15/17	510	268
Enel Finance International SA 5.7% 1/15/13 (h)	282	285
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,865
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,352
6.05% 8/15/21	4,871	5,420
InterGen NV 9% 6/30/17 (h)	3,690	3,598
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,110
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,613
3.75% 11/15/20	704	729
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,063
9.125% 5/1/31	1,745	1,806
Nevada Power Co.:
6.5% 5/15/18	5,100	6,365
6.5% 8/1/18	531	666
Pennsylvania Electric Co. 6.05% 9/1/17	450	517
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 6% 12/1/39	$ 3,060	$ 3,858
Sierra Pacific Power Co. 5.45% 9/1/13	527	550
		79,024
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	882
7% 5/20/22	1,785	1,905
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	306
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,782
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	955
		5,830
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,729
Calpine Corp. 7.875% 1/15/23 (h)	7,985	8,903
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,873
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,575
11% 10/1/21	6,978	6,873
11.75% 3/1/22 (h)	19,685	20,965
GenOn Energy, Inc.:
9.5% 10/15/18	520	573
9.875% 10/15/20	1,743	1,911
PSEG Power LLC 2.75% 9/15/16	1,379	1,439
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,076
The AES Corp.:
7.375% 7/1/21	1,580	1,809
7.75% 10/15/15	4,660	5,243
TXU Corp.:
5.55% 11/15/14	50	41
6.5% 11/15/24	4,150	2,366
6.55% 11/15/34	7,295	3,958
		71,334
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,548
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7606% 9/30/66 (m)	$ 13,469	$ 12,262
7.5% 6/30/66 (m)	1,102	1,192
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,531
6.5% 9/15/37	1,418	1,938
National Grid PLC 6.3% 8/1/16	376	434
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,503
5.25% 9/15/17	497	573
5.25% 2/15/43	3,857	4,271
5.4% 7/15/14	1,249	1,343
5.45% 9/15/20	598	683
5.8% 2/1/42	3,125	3,718
5.95% 6/15/41	5,667	6,793
6.4% 3/15/18	1,230	1,472
6.8% 1/15/19	2,710	3,249
Puget Energy, Inc. 5.625% 7/15/22 (h)	3,935	4,127
Sempra Energy 2.3% 4/1/17	5,903	6,174
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	2,776	2,939
		58,750
TOTAL UTILITIES		214,938
TOTAL NONCONVERTIBLE BONDS		2,193,977
TOTAL CORPORATE BONDS (Cost $2,050,377)		2,233,066
U.S. Government and Government Agency Obligations - 5.3%

U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	115,208	126,561
2.125% 2/15/40	15,788	23,232
2.125% 2/15/41	18,763	27,803
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		177,596
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 5,000	$ 5,079
3% 5/15/42	68,003	72,784
U.S. Treasury Notes:
0.25% 7/15/15	124,886	124,759
0.5% 7/31/17	145,000	144,422
0.875% 4/30/17	45,652	46,344
0.875% 7/31/19 (j)	170,511	169,245
1% 8/31/19	160,000	159,988
1.625% 8/15/22	143,000	143,938
TOTAL U.S. TREASURY OBLIGATIONS		866,559
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,017,415)		1,044,155
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 7.3%
2.558% 6/1/36 (m)	147	157
2.777% 7/1/37 (m)	421	452
3% 4/1/27 to 8/1/42	8,569	9,031
3% 9/1/27 (i)	12,400	13,085
3% 9/1/27 (i)	10,100	10,658
3% 9/1/27 (i)	4,000	4,221
3% 9/1/42 (i)	900	934
3% 9/1/42 (i)	185,700	192,695
3% 9/1/42 (i)	11,300	11,726
3% 9/1/42 (i)	174,400	180,970
3% 10/1/42 (i)	135,600	140,177
3.5% 1/1/26 to 8/1/42	26,853	28,687
3.5% 9/1/27 (i)	4,000	4,253
3.5% 7/1/42	90	96
3.5% 7/1/42	130	139
3.5% 8/1/42	167	178
3.5% 8/1/42	154	164
3.5% 9/1/42 (i)	265,200	281,195
3.5% 9/1/42 (i)	4,300	4,559
3.5% 9/1/42 (i)	8,700	9,225
4% 4/1/24 to 4/1/42	35,922	38,784
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/27 (i)	$ 9,000	$ 9,631
4% 9/1/41	144	155
4% 9/1/42 (i)	85,000	91,149
4.5% 6/1/18 to 8/1/41	29,052	31,634
4.5% 9/1/42 (i)	83,000	89,835
4.5% 9/1/42 (i)	7,300	7,901
5% 12/1/25 to 5/1/40	30,505	33,522
5% 9/1/42 (i)	500	546
5% 9/1/42 (i)	48,000	52,425
5.5% 6/1/33 to 3/1/40	40,594	44,729
5.5% 9/1/42 (i)	48,000	52,676
6% 6/1/35 to 4/1/40	39,805	43,968
6% 9/1/42 (i)	39,000	42,976
TOTAL FANNIE MAE		1,432,533
Freddie Mac - 0.7%
3.454% 10/1/35 (m)	208	223
3.5% 4/1/32 to 4/1/42	8,975	9,621
4% 6/1/24 to 4/1/42	20,732	22,508
4% 9/1/42 (i)	18,000	19,257
4.5% 5/1/39 to 10/1/41	37,725	40,871
5% 3/1/19 to 12/1/40	26,809	29,220
5.5% 5/1/27 to 1/1/40	14,635	15,946
6% 7/1/37 to 8/1/37	911	1,002
6.5% 3/1/36	3,324	3,761
TOTAL FREDDIE MAC		142,409
Ginnie Mae - 0.6%
3% 10/1/42 (i)	11,300	11,837
3.5% 11/15/41 to 3/15/42	13,014	14,126
4% 1/15/25 to 12/15/41	16,414	17,998
4.5% 5/15/39 to 4/15/41	41,051	45,512
5% 3/15/39 to 9/15/41	21,105	23,611
5.5% 12/15/38 to 9/15/39	1,849	2,077
6% 2/15/34 to 9/20/38	9,430	10,653
TOTAL GINNIE MAE		125,814
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,685,289)		1,700,756
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (m)	$ 751	$ 578
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (m)	294	240
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (m)	62	59
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	472	5
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	27,520	27,570
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (m)	59	44
Series 2004-R2 Class M3, 0.7855% 4/25/34 (m)	83	33
Series 2005-R2 Class M1, 0.6855% 4/25/35 (m)	1,567	1,404
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (m)	36	29
Series 2004-W11 Class M2, 0.9355% 11/25/34 (m)	426	300
Series 2004-W7 Class M1, 0.7855% 5/25/34 (m)	1,108	787
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (m)	988	299
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (m)	1,781	1,467
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (m)	45	0*
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(h)(m)	4,820	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (h)(m)	95	86
Class B, 0.987% 7/20/39 (h)(m)	200	90
Class C, 1.337% 7/20/39 (h)(m)	258	4
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (m)	1,368	545
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5055% 10/25/35 (m)	372	371
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (m)	89	89
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (m)	121	55
Series 2004-4 Class M2, 1.0305% 6/25/34 (m)	446	257
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (m)	30	18
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (m)	221	136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0605% 3/25/34 (m)	$ 17	$ 7
Series 2006-FF14 Class A2, 0.2955% 10/25/36 (m)	340	337
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (m)	720	225
Class M4, 1.2555% 1/25/35 (m)	276	36
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (h)(m)	2,160	888
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	433	418
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (h)(m)	149	141
Series 2006-2A:
Class A, 0.4195% 11/15/34 (h)(m)	1,010	869
Class B, 0.5195% 11/15/34 (h)(m)	365	253
Class C, 0.6195% 11/15/34 (h)(m)	606	345
Class D, 0.9895% 11/15/34 (h)(m)	231	72
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (h)(m)	1,065	1,024
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (m)	260	203
Series 2003-3 Class M1, 1.5255% 8/25/33 (m)	515	431
Series 2003-5 Class A2, 0.9355% 12/25/33 (m)	25	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (m)	1,137	380
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (m)	2,497	35
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (m)	1,136	1,043
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (m)	394	354
Series 2006-A Class 2C, 1.6106% 3/27/42 (m)	2,016	96
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	6	6
Class C, 5.691% 10/20/28 (h)	3	3
Class D, 6.01% 10/20/28 (h)	34	34
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (m)	596	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (m)	113	72
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (m)	351	233
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (m)	1,095	988
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (m)	2,074	1,669
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (m)	$ 44	$ 34
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (m)	303	183
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (m)	316	38
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,137	15
Series 2006-4 Class D, 1.3355% 5/25/32 (m)	1,544	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (m)	1,083	700
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(h)(m)	429	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(h)(m)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (m)	405	176
Class M4, 1.6855% 9/25/34 (m)	519	118
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (m)	1,120	640
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (m)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (m)	962	698
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (h)(m)	307	301
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (m)	965	584
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (m)	48	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	329	338
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (m)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (h)(m)	1,509	19
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	$ 6	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (h)(m)	1,358	897
TOTAL ASSET-BACKED SECURITIES (Cost $47,383)		49,433
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (h)(m)(o)	26,734	944
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (m)	1,357	1,168
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	428
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (h)(m)	5	5
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (m)	970	934
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.377% 12/20/54 (h)(m)	5,566	5,427
Series 2006-3 Class M2, 0.517% 12/20/54 (m)	4,540	3,950
Series 2006-4:
Class B1, 0.417% 12/20/54 (m)	3,154	2,878
Class M1, 0.577% 12/20/54 (m)	829	721
Series 2007-1:
Class 1B1, 0.377% 12/20/54 (m)	3,856	3,519
Class 1M1, 0.537% 12/20/54 (m)	1,114	969
Class 2M1, 0.737% 12/20/54 (m)	1,431	1,245
Series 2007-2 Class 2C1, 1.098% 12/17/54 (m)	1,981	1,496
sequential payer Series 2006-3 Class B2, 0.407% 12/20/54 (m)	4,550	4,152
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (m)	326	258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,063	1,125
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (m)	1,592	1,226
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (m)	$ 587	$ 375
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (m)	1,022	801
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (m)	1,416	1,151
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (h)(m)	799	636
Class B6, 3.0903% 7/10/35 (h)(m)	170	135
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (h)(m)	153	147
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	43
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (m)	26	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (m)	272	254
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (m)	2,430	2,089
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,898)		36,572
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (m)	106	107
Class PS1, 1.2297% 2/14/43 (m)(o)	518	15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (m)	752	796
Series 2006-5:
Class A2, 5.317% 9/10/47	2,650	2,664
Class A3, 5.39% 9/10/47	1,272	1,350
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,994
Series 2007-4 Class A3, 5.7921% 2/10/51 (m)	897	933
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	53
Series 2007-3:
Class A3, 5.6612% 6/10/49 (m)	1,523	1,553
Class A4, 5.6612% 6/10/49 (m)	1,901	2,174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 1,997	$ 2,288
Series 2004-2 Class A4, 4.153% 11/10/38	976	1,003
Series 2005-1 Class A3, 4.877% 11/10/42	325	325
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	510
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	2,984
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (h)(m)	392	388
Class D, 0.5995% 3/15/22 (h)(m)	397	391
Class E, 0.6395% 3/15/22 (h)(m)	328	321
Class F, 0.7095% 3/15/22 (h)(m)	467	453
Class G, 0.7695% 3/15/22 (h)(m)	303	288
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (h)(m)	80	77
Class E, 0.4795% 10/15/19 (h)(m)	663	627
Class F, 0.5495% 10/15/19 (h)(m)	1,987	1,868
Class G, 0.5695% 10/15/19 (h)(m)	935	869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (h)(m)	45	33
Series 2004-1:
Class A, 0.5955% 4/25/34 (h)(m)	775	684
Class B, 2.1355% 4/25/34 (h)(m)	87	51
Class M1, 0.7955% 4/25/34 (h)(m)	70	50
Class M2, 1.4355% 4/25/34 (h)(m)	64	45
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (h)(m)	1,055	762
Class M1, 0.6655% 8/25/35 (h)(m)	57	34
Class M2, 0.7155% 8/25/35 (h)(m)	94	51
Class M3, 0.7355% 8/25/35 (h)(m)	52	26
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (h)(m)	371	292
Class M1, 0.6755% 11/25/35 (h)(m)	49	27
Class M2, 0.7255% 11/25/35 (h)(m)	62	33
Class M3, 0.7455% 11/25/35 (h)(m)	55	28
Class M4, 0.8355% 11/25/35 (h)(m)	69	32
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (h)(m)	963	682
Class B1, 1.6355% 1/25/36 (h)(m)	83	12
Class M1, 0.6855% 1/25/36 (h)(m)	311	192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7055% 1/25/36 (h)(m)	$ 93	$ 54
Class M3, 0.7355% 1/25/36 (h)(m)	136	73
Class M4, 0.8455% 1/25/36 (h)(m)	75	37
Class M5, 0.8855% 1/25/36 (h)(m)	75	25
Class M6, 0.9355% 1/25/36 (h)(m)	80	21
Series 2006-1:
Class A2, 0.5955% 4/25/36 (h)(m)	149	110
Class M1, 0.6155% 4/25/36 (h)(m)	53	32
Class M2, 0.6355% 4/25/36 (h)(m)	56	31
Class M3, 0.6555% 4/25/36 (h)(m)	48	25
Class M4, 0.7555% 4/25/36 (h)(m)	27	13
Class M5, 0.7955% 4/25/36 (h)(m)	27	9
Class M6, 0.8755% 4/25/36 (h)(m)	53	18
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (h)(m)	2,217	1,563
Class A2, 0.5155% 7/25/36 (h)(m)	132	93
Class B1, 1.1055% 7/25/36 (h)(m)	49	7
Class B3, 2.9355% 7/25/36 (h)(m)	46	1
Class M1, 0.5455% 7/25/36 (h)(m)	138	45
Class M2, 0.5655% 7/25/36 (h)(m)	97	29
Class M3, 0.5855% 7/25/36 (h)(m)	81	18
Class M4, 0.6555% 7/25/36 (h)(m)	55	12
Class M5, 0.7055% 7/25/36 (h)(m)	67	13
Class M6, 0.7755% 7/25/36 (h)(m)	100	16
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (h)(m)	3	0*
Class M4, 0.6655% 10/25/36 (h)(m)	109	16
Class M5, 0.7155% 10/25/36 (h)(m)	130	8
Class M6, 0.7955% 10/25/36 (h)(m)	255	6
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (h)(m)	559	380
Class A2, 0.5055% 12/25/36 (h)(m)	2,735	1,274
Class B1, 0.9355% 12/25/36 (h)(m)	54	1
Class M1, 0.5255% 12/25/36 (h)(m)	182	37
Class M2, 0.5455% 12/25/36 (h)(m)	121	19
Class M3, 0.5755% 12/25/36 (h)(m)	123	17
Class M4, 0.6355% 12/25/36 (h)(m)	147	17
Class M5, 0.6755% 12/25/36 (h)(m)	135	11
Class M6, 0.7555% 12/25/36 (h)(m)	121	7
Series 2007-1 Class A2, 0.5055% 3/25/37 (h)(m)	561	302
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (h)(m)	$ 534	$ 301
Class A2, 0.5555% 7/25/37 (h)(m)	501	166
Class B1, 1.8355% 7/25/37 (h)(m)	73	1
Class M1, 0.6055% 7/25/37 (h)(m)	176	46
Class M2, 0.6455% 7/25/37 (h)(m)	96	12
Class M3, 0.7255% 7/25/37 (h)(m)	97	9
Class M4, 0.8855% 7/25/37 (h)(m)	192	15
Class M5, 0.9855% 7/25/37 (h)(m)	170	12
Class M6, 1.2355% 7/25/37 (h)(m)	215	11
Series 2007-3:
Class A2, 0.5255% 7/25/37 (h)(m)	572	290
Class B1, 1.1855% 7/25/37 (h)(m)	128	9
Class B2, 1.8355% 7/25/37 (h)(m)	299	16
Class M1, 0.5455% 7/25/37 (h)(m)	114	27
Class M2, 0.5755% 7/25/37 (h)(m)	122	22
Class M3, 0.6055% 7/25/37 (h)(m)	191	26
Class M4, 0.7355% 7/25/37 (h)(m)	301	35
Class M5, 0.8355% 7/25/37 (h)(m)	157	16
Class M6, 1.0355% 7/25/37 (h)(m)	119	10
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (h)(m)	202	13
Class M2, 1.2855% 9/25/37 (h)(m)	202	11
Class M4, 1.8355% 9/25/37 (h)(m)	514	21
Class M5, 1.9855% 9/25/37 (h)(m)	514	16
Class M6, 2.1855% 9/25/37 (h)(m)	336	8
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,565	63
Series 2007-5A, Class IO, 4.1484% 10/25/37 (h)(m)(o)	4,002	346
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (h)(m)	304	293
Class J, 1.0895% 3/15/19 (h)(m)	309	283
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (h)(m)	452	408
Class E, 0.5395% 3/15/22 (h)(m)	2,347	2,072
Class F, 0.5895% 3/15/22 (h)(m)	1,440	1,242
Class G, 0.6395% 3/15/22 (h)(m)	369	311
Class H, 0.7895% 3/15/22 (h)(m)	452	372
Class J, 0.9395% 3/15/22 (h)(m)	452	361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	$ 209	$ 211
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,468	2,573
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (m)	534	626
Class AAB, 5.7154% 6/11/40 (m)	4,593	4,941
Series 2007-PW18:
Class A2, 5.613% 6/11/50	208	212
Class A4, 5.7% 6/11/50	4,380	5,138
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,366
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (h)(m)(o)	9,603	78
Series 2006-T22 Class A4, 5.5391% 4/12/38 (m)	114	130
Series 2006-T24 Class X2, 0.4455% 10/12/41 (h)(m)(o)	2,380	11
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (h)(m)(o)	64,191	599
Series 2007-T28 Class X2, 0.1576% 9/11/42 (h)(m)(o)	34,536	184
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	460	249
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (h)(m)	534	462
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,105
Class XCL, 1.331% 5/15/35 (h)(m)(o)	3,655	71
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (h)(m)	88	87
Class H, 0.6093% 8/15/21 (h)(m)	324	309
Series 2007-C6:
Class A2, 5.7002% 12/10/49 (m)	803	803
Class A4, 5.7002% 12/10/49 (m)	3,035	3,543
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (m)	583	597
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	14,034
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	939
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (m)	912	980
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	397
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (h)(m)	$ 95	$ 87
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (h)(m)	560	532
Class D, 0.5795% 11/15/17 (h)(m)	29	27
Class E, 0.6295% 11/15/17 (h)(m)	103	95
Class F, 0.6895% 11/15/17 (h)(m)	114	103
Class G, 0.7395% 11/15/17 (h)(m)	79	70
Series 2006-CN2A:
Class A2FL, 0.4643% 2/5/19 (h)(m)	1,042	1,019
Class AJFL, 0.5043% 2/5/19 (m)	640	625
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (h)(m)	1,300	1,187
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,652
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,193	1,196
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,944
Series 2007-C9 Class A4, 5.8111% 12/10/49 (m)	2,018	2,382
Series 2006-C8 Class XP, 0.4663% 12/10/46 (m)(o)	11,260	70
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,251
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	2,309	2,329
Class A3, 5.542% 1/15/49 (m)	1,824	2,036
Series 2007-C3 Class A4, 5.6792% 6/15/39 (m)	549	606
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,664	2,698
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (m)(o)	7,791	64
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	921
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (h)(m)	3,254	2,579
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	417	435
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (m)(o)	239	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (h)(m)(o)	824	1
Series 2006-C1 Class A3, 5.4157% 2/15/39 (m)	3,257	3,334
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (h)(m)	$ 345	$ 323
Class C:
0.4095% 2/15/22 (h)(m)	1,416	1,311
0.5095% 2/15/22 (h)(m)	506	458
Class F, 0.5595% 2/15/22 (h)(m)	1,011	906
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (m)(o)	13,229	74
Class B, 5.487% 2/15/40 (h)(m)	1,394	178
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (h)	85	85
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,357
Series 2001-1 Class X1, 1.4912% 5/15/33 (h)(m)(o)	599	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)	14,041	46
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (h)(m)	343	325
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,594	1,642
Series 2007-GG9 Class A4, 5.444% 3/10/39	13,982	15,826
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (m)	380	380
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (h)(m)(o)	17,354	89
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (h)(m)	207	205
Class F, 0.6858% 6/6/20 (h)(m)	634	624
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(m)	1,144	1,133
Class D, 2.2018% 3/6/20 (h)(m)	2,144	2,124
Class F, 2.6334% 3/6/20 (h)(m)	94	93
Class G, 2.7903% 3/6/20 (h)(m)	47	47
Class H, 3.3004% 3/6/20 (h)(m)	42	42
Class J, 4.0852% 3/6/20 (h)(m)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,198	2,200
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	273	277
Series 2007-GG10 Class A2, 5.778% 8/10/45	204	207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (h)(m)	$ 455	$ 443
Class C, 0.4495% 11/15/18 (h)(m)	323	311
Class D, 0.4695% 11/15/18 (h)(m)	143	135
Class E, 0.5195% 11/15/18 (h)(m)	205	190
Class F, 0.5695% 11/15/18 (h)(m)	308	272
Class G, 0.5995% 11/15/18 (h)(m)	268	226
Class H, 0.7395% 11/15/18 (h)(m)	205	165
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (m)	2,241	2,291
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	668
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	291	305
Class A3, 5.336% 5/15/47	9,635	10,895
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (m)	3,198	3,708
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (m)	2,000	2,060
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,337	1,348
Class A3, 5.42% 1/15/49	14,834	16,929
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,197	1,213
Series 2006-CB17 Class A3, 5.45% 12/12/43	239	240
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (m)	78	26
Class C, 5.7337% 2/12/49 (m)	204	43
Class D, 5.7337% 2/12/49 (m)	214	44
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)	75	6
Class ES, 5.5652% 1/15/49 (h)(m)	472	21
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (m)	743	874
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1114% 4/25/21 (m)	25	17
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	124
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	50	50
Series 2006-C7:
Class A2, 5.3% 11/15/38	530	539
Class A3, 5.347% 11/15/38	679	777
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 2,738	$ 3,148
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,247
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (m)(o)	3,889	27
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (m)(o)	1,454	9
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,140	1,332
Series 2007-C7 Class XCP, 0.2615% 9/15/45 (m)(o)	58,561	383
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (h)(m)	292	278
Class E, 0.5295% 9/15/21 (h)(m)	1,054	975
Class F, 0.5795% 9/15/21 (h)(m)	868	781
Class G, 0.5995% 9/15/21 (h)(m)	1,714	1,500
Class H, 0.6395% 9/15/21 (h)(m)	442	371
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (h)(m)	793	521
Series 2006-C1 Class A2, 5.6141% 5/12/39 (m)	808	826
Series 2007-C1 Class A4, 5.8461% 6/12/50 (m)	3,452	3,895
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,283
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (m)	92	92
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (m)	967	966
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	667	702
Series 2007-5:
Class A3, 5.364% 8/12/48	356	361
Class B, 5.479% 8/12/48	2,736	672
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,236
Series 2007-7 Class A4, 5.7386% 6/12/50 (m)	3,192	3,490
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	3,136	3,232
Series 2006-4 Class XP, 0.617% 12/12/49 (m)(o)	13,978	193
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	228
Series 2007-7 Class B, 5.7386% 6/12/50 (m)	79	5
Series 2007-8 Class A3, 5.9634% 8/12/49 (m)	787	898
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (h)(m)	272	171
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (h)(m)	523	473
Class D, 0.43% 10/15/20 (h)(m)	507	448
Class E, 0.49% 10/15/20 (h)(m)	634	539
Class F, 0.54% 10/15/20 (h)(m)	380	316
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.58% 10/15/20 (h)(m)	$ 470	$ 365
Class H, 0.67% 10/15/20 (h)(m)	296	192
Class J, 0.82% 10/15/20 (h)(m)	173	69
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	862	873
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	462	486
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (h)(m)(o)	6,124	6
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (m)	280	285
Class A4, 5.7237% 10/15/42 (m)	274	311
Series 2006-T23 Class A3, 5.809% 8/12/41 (m)	466	484
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,544
Class AAB, 5.654% 4/15/49	2,564	2,766
Class B, 5.7187% 4/15/49 (m)	224	67
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (h)(m)	1,239	1,065
Class F, 0.578% 9/15/21 (h)(m)	1,426	1,169
Class G, 0.598% 9/15/21 (h)(m)	1,351	1,053
Class J, 0.838% 9/15/21 (h)(m)	300	198
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (h)(m)	3,171	2,334
Class LXR1, 0.9395% 6/15/20 (h)(m)	112	97
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	579	583
Series 2003-C8 Class A3, 4.445% 11/15/35	3,157	3,200
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,536
Series 2007-C30:
Class A3, 5.246% 12/15/43	291	294
Class A4, 5.305% 12/15/43	268	288
Class A5, 5.342% 12/15/43	14,776	16,356
Series 2007-C31:
Class A4, 5.509% 4/15/47	18,661	21,151
Class A5, 5.5% 4/15/47	16,000	17,771
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(m)	433	432
Series 2005-C19 Class B, 4.892% 5/15/44	912	842
Series 2005-C22:
Class B, 5.3564% 12/15/44 (m)	2,022	1,400
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class F, 5.3564% 12/15/44 (h)(m)	$ 1,521	$ 298
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,640
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	2,736	770
Class D, 5.513% 12/15/43 (m)	1,459	296
Class XP, 0.4723% 12/15/43 (h)(m)(o)	7,893	57
Series 2007-C31 Class C, 5.6821% 4/15/47 (m)	251	57
Series 2007-C31A Class A2, 5.421% 4/15/47	5,607	5,817
Series 2007-C32:
Class D, 5.7418% 6/15/49 (m)	685	185
Class E, 5.7418% 6/15/49 (m)	1,080	255
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.9003% 2/15/51 (m)	2,110	2,456
Class A5, 5.9003% 2/15/51 (m)	10,259	11,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $283,967)		337,636
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,765
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	860	1,117
7.3% 10/1/39	9,280	11,976
7.5% 4/1/34	7,195	9,374
7.55% 4/1/39	4,645	6,219
7.6% 11/1/40	5,140	6,967
7.625% 3/1/40	2,095	2,818
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,306
Series 2010-1, 6.63% 2/1/35	10,410	11,575
Series 2010-3:
6.725% 4/1/35	1,710	1,920
7.35% 7/1/35	1,385	1,645
Series 2011, 5.877% 3/1/19	1,490	1,666
5.1% 6/1/33	4,555	4,404
TOTAL MUNICIPAL SECURITIES (Cost $62,991)		65,752
Floating Rate Loans - 0.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 8/6/49 (d)	$ 8,722	$ 6,803
Graton Economic Development Authority Tranche B, term loan 9.75% 8/22/18 (m)	600	601
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (m)	2,539	2,564
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (m)	3,018	3,037
		13,005
Media - 0.1%
Dallas Sports & Entertainment LP term loan 3.5908% 11/18/16 (m)	12	11
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (m)	175	177
Newsday LLC term loan 10.5% 8/1/13	7,000	7,009
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/21/16 (m)	505	506
Tribune Co. Tranche X, term loan 3/17/09 (d)	1,188	891
Univision Communications, Inc. term loan 4.4815% 3/31/17 (m)	3,024	2,926
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (m)	3,420	3,424
		14,944
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (m)	4,256	4,261
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)	4,891	4,829
		9,090
TOTAL CONSUMER DISCRETIONARY		37,039
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (m)	5,930	5,885
SUPERVALU, Inc. Tranche B, term loan 8% 8/10/19 (m)	2,070	2,062
		7,947
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)	$ 870	$ 870
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (m)	5,690	5,697
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (m)	1,656	1,685
		8,252
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (m)	6,043	6,058
Tranche 2nd LN, term loan 9% 5/24/19 (m)	2,769	2,859
Tranche B-1 1LN, term loan 4.75% 7/23/17 (m)	1,285	1,283
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (m)	2,755	2,927
		13,127
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (m)	778	754
term loan 4.4893% 10/10/16 (m)	6,221	6,034
		6,788
TOTAL FINANCIALS		19,915
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (m)	2,273	1,585
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7355% 3/23/14 (m)	4,465	4,342
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (m)	1,565	1,604
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.325% 2/7/15 (m)	985	906
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (m)	$ 5,250	$ 5,276
Tranche 2LN, term loan 10.75% 12/29/19 (m)	5,250	5,237
		10,513
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (m)	200	197
TOTAL INDUSTRIALS		17,562
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.1769% 10/27/14 (m)	1,779	1,703
SafeNet, Inc. Tranche 2LN, term loan 6.2335% 4/12/15 (m)	7,500	7,294
		8,997
IT Services - 0.1%
First Data Corp. term loan 4.2365% 3/24/18 (m)	12,590	11,898
Software - 0.1%
Kronos, Inc. Tranche B 2LN, term loan 10.4606% 6/11/18 (m)	23,730	24,205
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (m)	2,838	2,873
		27,078
TOTAL INFORMATION TECHNOLOGY		47,973
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (m)	165	165
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	7,508	6,982
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (m)	4,285	4,285
		11,267
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	$ 12,741	$ 12,885
term loan 6.875% 8/11/15	1,761	1,828
		14,713
TOTAL TELECOMMUNICATION SERVICES		25,980
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7685% 10/10/17 (m)	17,766	11,881
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (m)	730	732
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (m)	1,575	1,575
TOTAL UTILITIES		14,188
TOTAL FLOATING RATE LOANS (Cost $177,796)		180,606
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,313)	3,066	3,672
Fixed-Income Funds - 9.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	2,529,627	286,809
Fidelity Mortgage Backed Securities Central Fund (n)	14,912,423	1,638,428
TOTAL FIXED-INCOME FUNDS (Cost $1,802,136)		1,925,237
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	782,044,537	$ 782,045
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	45,921,937	45,922
TOTAL MONEY MARKET FUNDS (Cost $827,967)		827,967
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $17,523,271)		20,569,069
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(836,370)
NET ASSETS - 100%		$ 19,732,699
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (173,000)	(179,517)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(2,300)	(2,387)
3% 9/1/42	(11,300)	(11,726)
3% 9/1/42	(174,400)	(180,967)
3.5% 9/1/42	(159,000)	(168,590)
4% 9/1/42	(23,900)	(25,629)
4.5% 9/1/42	(26,100)	(28,249)
5% 9/1/42	(30,900)	(33,749)
5.5% 9/1/42	(12,000)	(13,169)
6% 9/1/42	(29,000)	(31,957)
TOTAL FANNIE MAE		(687,666)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
5% 9/1/42	$ (2,000)	$ (2,168)
Ginnie Mae
3.5% 9/1/42	(8,700)	(9,418)
3.5% 9/1/42	(4,300)	(4,655)
4% 9/1/42	(3,500)	(3,839)
TOTAL GINNIE MAE		(17,912)
TOTAL TBA SALE COMMITMENTS (Proceeds $705,187)		$ (707,746)
Swap Agreements
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000)(k)

	Sept. 2037	$ 4,450	$ (4,223)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000)(k)	Sept. 2037	3,647	(3,461)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000)(k)	Sept. 2037	837	(794)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000)(k)	Sept. 2037	3,647	(3,461)
	Expiration Date	Notional Amount (000s)(l)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000)(k)

	Sept. 2037	$ 3,547	$ (3,366)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000)(k)	Sept. 2037	3,045	(2,890)
		$ 19,173	$ (18,195)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $660,076,000 or 3.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $22,557,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,053,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 3,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 12,688
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Vice Holdings, Inc.	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,119
Fidelity Corporate Bond 1-10 Year Central Fund	11,910
Fidelity Mortgage Backed Securities Central Fund	36,099
Fidelity Securities Lending Cash Central Fund	2,162
Total	$ 51,290
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 286,809	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	470,325	-	1,638,428	10.5%
Total	$ 1,424,822	$ 470,325	$ -	$ 1,925,237
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 19,625	$ 5,149	$ 3,815	$ -	$ 21,602
CareView Communications, Inc.	14,652	376	-	-	10,530
Neurocrine Biosciences, Inc.	22,913	-	-	-	27,540
TherapeuticsMD, Inc.	-	11,260	-	-	18,645
Total	$ 57,190	$ 16,785	$ 3,815	$ -	$ 78,317
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,588,696	$ 1,474,798	$ 24,496	$ 89,402
Consumer Staples	1,607,389	1,543,266	64,123	-
Energy	1,327,286	1,327,286	-	-
Financials	1,453,806	1,430,417	10,786	12,603
Health Care	1,634,022	1,634,022	-	-
Industrials	940,337	940,300	-	37
Information Technology	2,837,131	2,821,797	14,340	994
Materials	364,789	364,789	-	-
Telecommunication Services	120,771	120,771	-	-
Utilities	288,481	282,549	5,932	-
Investment Companies	1,509	-	1,509	-
Corporate Bonds	2,233,066	-	2,207,279	25,787
U.S. Government and Government Agency Obligations	1,044,155	-	1,044,155	-
U.S. Government Agency - Mortgage Securities	1,700,756	-	1,700,756	-
Asset-Backed Securities	49,433	-	43,973	5,460
Collateralized Mortgage Obligations	36,572	-	35,330	1,242
Commercial Mortgage Securities	337,636	-	317,296	20,340
Municipal Securities	65,752	-	65,752	-
Floating Rate Loans	180,606	-	173,792	6,814
Bank Notes	3,672	-	3,672	-
Fixed-Income Funds	1,925,237	1,925,237	-	-
Money Market Funds	827,967	827,967	-	-
Total Investments in Securities:	$ 20,569,069	$ 14,693,199	$ 5,713,191	$ 162,679
Derivative Instruments:
Liabilities
Swap Agreements	$ (18,195)	$ -	$ (18,195)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (707,746)	$ -	$ (707,746)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (18,195)
Total Value of Derivatives	$ -	$ (18,195)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	4.6%
BBB	6.0%
BB	2.1%
B	1.7%
CCC,CC,C	1.1%
D	0.0%
Not Rated	0.4%
Equities	61.6%
Short-Term Investments and Net Other Assets	3.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $44,732) - See accompanying schedule: Unaffiliated issuers (cost $14,821,535)	$ 17,737,548
Fidelity Central Funds (cost $2,630,103)	2,753,204
Other affiliated issuers (cost $71,633)	78,317
Total Investments (cost $17,523,271)		$ 20,569,069
Cash		43
Foreign currency held at value (cost $1,399)		1,399
Receivable for investments sold, regular delivery		598,055
Receivable for TBA sale commitments		705,187
Receivable for swap agreements		3
Receivable for fund shares sold		10,505
Dividends receivable		24,123
Interest receivable		44,702
Distributions receivable from Fidelity Central Funds		1,329
Other receivables		941
Total assets		21,955,356

Liabilities
Payable for investments purchased Regular delivery	$ 192,221
Delayed delivery	1,233,690
TBA sale commitments, at value	707,746
Payable for swap agreements	2,146
Payable for fund shares redeemed	12,596
Swap agreements, at value	18,195
Accrued management fee	6,667
Other affiliated payables	2,429
Other payables and accrued expenses	1,045
Collateral on securities loaned, at value	45,922
Total liabilities		2,222,657

Net Assets		$ 19,732,699
Net Assets consist of:
Paid in capital		$ 16,554,137
Undistributed net investment income		84,879
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,926
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,025,757
Net Assets		$ 19,732,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Puritan: Net Asset Value, offering price and redemption price per share ($15,471,548 ÷ 792,374 shares)	$ 19.53

Class K: Net Asset Value, offering price and redemption price per share ($4,261,151 ÷ 218,259 shares)	$ 19.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 203,278
Interest		242,508
Income from Fidelity Central Funds		51,290
Total income		497,076

Expenses
Management fee	$ 77,419
Transfer agent fees	27,370
Accounting and security lending fees	1,950
Custodian fees and expenses	348
Independent trustees' compensation	126
Appreciation in deferred trustee compensation account	1
Registration fees	242
Audit	274
Legal	96
Miscellaneous	195
Total expenses before reductions	108,021
Expense reductions	(673)	107,348
Net investment income (loss)		389,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	268,271
Other affiliated issuers	(84)
Foreign currency transactions	30
Swap agreements	(13,193)
Total net realized gain (loss)		255,024
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $33)	1,557,843
Assets and liabilities in foreign currencies	(28)
Swap agreements	12,333
Delayed delivery commitments	(4,457)
Total change in net unrealized appreciation (depreciation)		1,565,691
Net gain (loss)		1,820,715
Net increase (decrease) in net assets resulting from operations		$ 2,210,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,728	$ 385,230
Net realized gain (loss)	255,024	1,644,208
Change in net unrealized appreciation (depreciation)	1,565,691	482,668
Net increase (decrease) in net assets resulting from operations	2,210,443	2,512,106
Distributions to shareholders from net investment income	(364,135)	(395,907)
Distributions to shareholders from net realized gain	-	(3,264)
Total distributions	(364,135)	(399,171)
Share transactions - net increase (decrease)	(743,799)	(816,545)
Total increase (decrease) in net assets	1,102,509	1,296,390

Net Assets
Beginning of period	18,630,190	17,333,800
End of period (including undistributed net investment income of $84,879 and undistributed net investment income of $87,615, respectively)	$ 19,732,699	$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Income from Investment Operations
Net investment income (loss) B	.38	.35	.40	.45	.50
Net realized and unrealized gain (loss)	1.78	1.93	.75	(2.00)	(1.80)
Total from investment operations	2.16	2.28	1.15	(1.55)	(1.30)
Distributions from net investment income	(.35)	(.36)	(.39)	(.44)	(.55)
Distributions from net realized gain	-	- F	(.01)	(.02)	(1.62)
Total distributions	(.35)	(.37) H	(.40)	(.46) G	(2.17)
Net asset value, end of period	$ 19.53	$ 17.72	$ 15.81	$ 15.06	$ 17.07
Total Return A	12.35%	14.38%	7.61%	(8.76)%	(7.35)%
Ratios to Average Net Assets C,E
Expenses before reductions	.59%	.60%	.61%	.67%	.61%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.67%	.61%
Expenses net of all reductions	.59%	.59%	.61%	.67%	.60%
Net investment income (loss)	2.03%	1.96%	2.48%	3.30%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 15,472	$ 15,420	$ 15,054	$ 16,111	$ 21,427
Portfolio turnover rate D	141%	154% I	104%	116% I	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.40	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.77	1.93	.74	(1.99)	(1.16)
Total from investment operations	2.17	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.37)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-	- I	(.01)	(.02)	-
Total distributions	(.37)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 19.52	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B,C	12.43%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48%	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.15%	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,261	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	141%	154% K	104%	116% K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, bank notes, floating rate loans, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,204,307
Gross unrealized depreciation	(296,948)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,907,359

Tax Cost	$ 17,661,710

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,935
Undistributed long-term capital gain	$ 235,182
Net unrealized appreciation (depreciation)	$ 2,887,319

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 364,135	$ 399,171

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry

Annual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (13,193)	$ 12,333

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $11,838,549 and $11,610,222, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Puritan	$ 25,505.17
Class K	1,865.05
	$ 27,370

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $219 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

9. Security Lending - continued

the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $66. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2,162 (including $19 from securities loaned to FCM).

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $26,297. The weighted average interest rate was .58%. The interest expense amounted to four hundred twenty four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $670 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Puritan	$ 290,441	$ 333,862
Class K	73,694	62,045
Total	$ 364,135	$ 395,907

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Distributions to Shareholders - continued

Years ended August 31,	2012	2011
From net realized gain
Puritan	$ -	$ 2,823
Class K	-	441
Total	$ -	$ 3,264

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Puritan
Shares sold	79,946	80,583	$ 1,477,678	$ 1,457,491
Reinvestment of distributions	15,053	17,715	274,339	318,717
Shares redeemed	(172,734)	(180,664)	(3,181,243)	(3,262,008)
Net increase (decrease)	(77,735)	(82,366)	$ (1,429,226)	$ (1,485,800)
Class K
Shares sold	80,899	63,847	$ 1,501,190	$ 1,155,980
Reinvestment of distributions	4,030	3,457	73,694	62,486
Shares redeemed	(47,844)	(30,388)	(889,457)	(549,211)
Net increase (decrease)	37,085	36,916	$ 685,427	$ 669,255

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund's are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Puritan	10/15/12	10/12/12	$0.082	$0.236

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012 $238,911,300, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $146,984,558 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 12%, 38%, 61%, 61% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 16%, 47%, 70%, 69% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PUR-UANN-1012
1.789251.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$122,000	$-	$10,800	$9,900
Fidelity Puritan Fund	$240,000	$-	$13,200	$9,500

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$122,000	$-	$5,300	$12,200
Fidelity Puritan Fund	$231,000	$-	$5,300	$11,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
PwC	$5,695,000	$3,330,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012